   As filed with the Securities and Exchange Commission on February 26, 1999

                                       Securities Act Registration No. 333-22467
                                       Investment Company Act File No. 811-08073

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                            -----------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 3

                       State Farm Variable Product Trust

               -------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


       One State Farm Plaza, Bloomington, Illinois            61710-0001

       ---------------------------------------                ---------
       (Address of Principal Executive Offices)               (Zip Code)

      Registrant's Telephone Number, including Area Code    (309) 766-2029


                                             Janet Olsen
                                             Bell Boyd & Lloyd
Roger Joslin                                 Three First National Plaza
One State Farm Plaza                         70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001             Chicago, Illinois 60602

                  ------------------------------------------
                  (Names and addresses of agents for service)


                 ----------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
                 ----------------------------------------------

               It is proposed that this filing will become effective:
                    [ ] immediately upon filing pursuant to rule 485(b)
                    [ ] on __________pursuant to rule 485(b)
                    [ ] 60 days after filing pursuant to rule 485(a)(1)
                    [x] on May 1, 1999 pursuant to rule 485(a)(1)
                    [ ] 75 days after filing pursuant to rule 485(a)(2)
                    [ ] on ___________ pursuant to rule 485(a)(2)

              -----------------------------------------------------------

PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         STATE FARM VARIABLE PRODUCT TRUST

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MAY 1, 1999

                                 MONEY MARKET FUND
                            LARGE CAP EQUITY INDEX FUND
                            SMALL CAP EQUITY INDEX FUND
                          INTERNATIONAL EQUITY INDEX FUND
                                     BOND FUND
                            STOCK AND BOND BALANCED FUND







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

       MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . . . . . .  2

       EQUITY INDEX FUNDS. . . . . . . . . . . . . . . . . . . . . . . . .  3

       BOND FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7

       STOCK AND BOND BALANCED FUND. . . . . . . . . . . . . . . . . . . .  8

HOW THE FUNDS INVEST . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

       MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . . . . . .  9

       EQUITY INDEX FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . 10

       BOND FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

       STOCK AND BOND BALANCED FUND. . . . . . . . . . . . . . . . . . . . 13

MANAGING THE INVESTMENTS OF THE FUNDS. . . . . . . . . . . . . . . . . . . 14

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

INTRODUCTION

State Farm Variable Product Trust has six separate investment portfolios or "Funds." Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. This prospectus describes each Fund -- please read it and retain it for future reference.

The Funds have different levels of short-term risk -- the likely volatility of a Fund's total return and its potential for gain or loss over a relatively short time period. In this prospectus, the relative short-term risk of each of the Funds is shown on a spectrum like this:

[GRAPHIC]

Lower
Moderate
Higher
Risk
Money Market Funds
Bond Funds
Balanced Funds
Stock Funds

While historical performance is no guarantee of future results, an historical observation has been made that lower short-term risk may lead to lower returns over long time periods. Accordingly, an investor should consider his or her investment time horizon (the length of time that an investor expects to hold an investment) in deciding the amount of short-term risk that he is willing to tolerate. The longer the investor's time horizon is, the more short-term risk he may be willing to tolerate in seeking to achieve his investment goals.

ALL RISK IS NOT THE SAME.

Different types of mutual funds (for example, stock funds versus bond funds) are subject to different types of risk. Each Fund, to varying degrees, is subject to several types of risk, including the following:

CREDIT RISK -- The risk that the issuer of a security, or a party to a contract, will default or otherwise not honor a financial obligation.

INTEREST RATE RISK -- The risk of a decline in market value of an interest bearing instrument due to changes in interest rates. For example, a rise in interest rates typically will cause the value of a fixed rate security to fall. On the other hand, a decrease in interest rates will cause the value of a fixed rate security to increase.

LIQUIDITY RISK -- The risk that a security or other investment may be difficult or impossible to sell at the time the Fund would like to sell it for the value the Fund has placed on it.

MANAGEMENT RISK -- The risk that a strategy used by a Fund's investment adviser may fail to produce the desired result. This risk is common to all mutual funds.

MARKET RISK -- The risk that the market value of a security may increase or decrease, sometimes rapidly and unpredictably. This risk is common to all stocks and bonds and the mutual funds that invest in them.

VALUATION RISK -- The risk that a Fund has valued certain securities at a higher price than it can sell them for. This risk is common where the security is from a relatively new issuer with little or no previous market history and a mutual fund's management is called upon to assign a value to the security.

THE RISK SPECTRUM IS INTENDED TO BE USED FOR COMPARATIVE PURPOSES ONLY AND IS NOT AN INDICATOR OF FUTURE VOLATILITY OR PERFORMANCE.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Money Market Fund?

YOU MAY WANT TO CONSIDER INVESTING IN THIS FUND IF YOU:

     -    require stability of principal

     - are seeking an investment for the cash portion of an asset allocation program

     - are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

     -    consider yourself a saver rather than an investor

                                          or

     - are participating in a dollar cost averaging program under your variable life insurance or annuity contract

YOU MAY NOT WANT TO INVEST IN THIS FUND IF YOU:

     -    are seeking an investment that is likely to outpace inflation

     -    are investing for retirement or other longer term goals

                                          or

     -    are investing for growth or maximum current income
--------------------------------------------------------------------------------

MONEY MARKET FUND

INVESTMENT OBJECTIVE -- The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

INVESTMENT ADVISER -- State Farm Investment Management Corp. ("SFIM")

INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?
Unlike most other mutual funds, the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share. This Fund invests exclusively in short-term U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUND?

[GRAPHIC]

Lower
Moderate
Higher
Risk
Money Market Funds
Bond Funds
Balanced Funds
Stock Funds

Given the types of securities that the Money Market Fund invests in, the level of risk associated with the Money Market Fund is lower than most other types of mutual funds. However, every investment involves some level of risk.

As with any money market mutual fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a remote possibility that the Fund's share value could fall below $1.00, which could reduce the value of your account.

To the extent that it invests in certain securities, the Fund may be affected by additional risks relating to REPURCHASE AGREEMENTS (credit risk), SHORT-TERM TRADING (market risk, as well as potentially higher transaction costs), WHEN-ISSUED SECURITIES (market, opportunity, and leverage risks), and FOREIGN MONEY MARKET SECURITIES (information, natural event and political risks).

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT BY MAINTAINING A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THE FUND MAY NOT SUCCEED AND YOU MAY STILL LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in an equity index Fund?

YOU MAY WANT TO INVEST IN AN EQUITY INDEX FUND IF YOU:

      - can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

      -    want to invest in stocks, but with an indexing approach

      -    want to diversify your investments

      - are seeking funds for the growth portion of an asset allocation program

                                    or

      - are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN AN EQUITY INDEX FUND IF YOU:

      -    are investing with a shorter investment time horizon in mind

      -    are seeking income rather than capital gains

                                    or

      - are uncomfortable with an investment whose value is likely to vary substantially
--------------------------------------------------------------------------------

EQUITY INDEX FUNDS--
LARGE CAP EQUITY INDEX FUND
SMALL CAP EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND

The Large Cap, Small Cap, and International Equity Index Funds are equity index Funds that invest mostly in stocks. By investing in a broad range of stocks within a specific index (a "benchmark index"), each of these Funds seeks to match the performance of its benchmark index, whether that index goes up or down.

WHAT IS AN EQUITY INDEX?

An equity index is an unmanaged group of stocks used to measure and report changes in a particular market. An index may be comprised of many stocks and designed to be representative of the overall market, or made up of a smaller number of stocks and designed to reflect a particular industry or market sector. The composition of an index is determined by the criteria set by the index (i.e., market capitalization) rather than an investment strategy developed by an investment adviser like SFIM. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often does, change.

AN INVESTMENT IN AN EQUITY INDEX FUND IS NOT A DEPOSIT IN ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVES

LARGE CAP EQUITY INDEX FUND -- The Large Cap Equity Index Fund seeks to match the performance of the Standard & Poor's Composite Index of 500 Stocks-Registered Trademark-.(1) This Fund invests primarily on a capitalization weighted basis in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation and financial industries.

SMALL CAP EQUITY INDEX FUND -- The Small Cap Equity Index Fund seeks to match the performance of the Russell 2000 Small Stock Index-Registered Trademark-.(2) This Fund invests primarily in a representative sample of stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

INTERNATIONAL EQUITY INDEX FUND -- The International Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index-Registered Trademark- (the "EAFE Free").(3) This Fund invests primarily in a representative sample of stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The providers of the benchmark indices calculate those indexes without taking the Funds into account, and do not sponsor or endorse the Funds in any way.

INVESTMENT ADVISER -- SFIM

INVESTMENT SUB-ADVISER -- Barclays Global Fund Advisors ("Barclays")


    (1) "Standard & Poor's," "S&P," "S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For more information regarding the S&P 500 Index, see the Trust's statement of additional information.

    (2) The Russell 2000 Small Stock Index is a trademark/service mark, and "Russell" is a trademark, of the Frank Russell Company. The Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust's statement of additional information.

    (3) EAFE Free is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE Free, see the Trust's statement of additional information.

INVESTMENT STRATEGIES
HOW DO THE EQUITY INDEX FUNDS PURSUE THEIR RESPECTIVE INVESTMENT OBJECTIVES?

Barclays does not manage the equity index Funds according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, Barclays utilizes a "passive" or indexing investment approach for each equity index Fund, attempting to approximate the investment performance of the appropriate benchmark index. Barclays selects stocks for an equity index Fund's portfolio so that the overall investment characteristics of each Fund's investment portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the benchmark index.

Each equity index Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the applicable benchmark index in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, each equity index Fund seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN AN EQUITY INDEX FUND?


[GRAPHIC]

Lower               Moderate              Higher
                      Risk
Money Market      Bond         Balanced     Stock
  Funds           Funds         Funds       Funds


                         Lower       Moderate      Higher       Highest
                                              Risk
                                          Stock Funds
                  Large Cap Equity    International Equity    Small Cap Equity
                    Index Fund            Index Fund             Index Fund


Each equity index Fund has risks that are unique to the issuers of the securities in which it invests. The equity index Funds are subject to market risk and there is a risk that you will lose money by investing in these Funds. For a more detailed discussion of the risks associated with each equity index Fund and the portfolio securities of each equity index Fund, please refer to the section entitled "HOW THE FUNDS INVEST -- EQUITY INDEX FUNDS" later in this prospectus.

  - Each equity index Fund attempts to match the performance of its respective benchmark index, but there is no guarantee that any of the Funds will be able to do so.

  - Because the Small Cap and International Equity Index Funds do not invest in every security in their Benchmark Index, the Small Cap and International Equity Index Funds will not track their benchmark indices with the same degree of accuracy as would an investment vehicle that invested in every component security of its benchmark index. To learn more about how the equity index Funds select the stocks in which they invest, please read the section entitled "HOW THE FUNDS INVEST -- EQUITY INDEX FUNDS" later in this prospectus.

  - The equity index Funds try to stay fully invested at all times. Even when stock prices are falling, the equity index Funds will stay fully invested and each Fund may decline more than the Fund's Benchmark Index.

ARE THERE ANY SPECIFIC RISKS ASSOCIATED WITH INVESTING IN SECURITIES OF SMALL CAPITALIZATION ISSUERS?

  - Yes. Small capitalization companies may not have the financial strength to do well in difficult times, or may have limited product lines. The stocks of small issuers are often more volatile than the stocks of large companies.

DO ANY OF THE EQUITY INDEX FUNDS INVEST IN SECURITIES ISSUED BY FOREIGN
COMPANIES?

  - Yes. The International Equity Index Fund invests all of its assets in foreign companies, and the Large Cap Equity Index Fund may make foreign investments. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Bond Fund?

YOU MAY WANT TO INVEST IN THIS FUND IF YOU:

      - are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility

      -    want to diversify your investments

      -    are seeking an income mutual fund for an asset allocation program

                                    or

      -    are retired or nearing retirement

YOU MAY NOT WANT TO INVEST IN THIS FUND IF YOU:

      -    are investing for maximum return over a long time horizon

                                    or

      -    require stability of your principal
--------------------------------------------------------------------------------

BOND FUND

INVESTMENT OBJECTIVE -- The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in good quality bonds issued by domestic companies.

INVESTMENT ADVISER -- SFIM

INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Bond Fund emphasizes investment grade bonds and maintains an intermediate (typically, less than 6 years) average portfolio duration. Under normal circumstances, the Fund invests at least 65% of its assets in investment grade bonds or, if a bond has not been rated by a recognized rating organization, bonds determined to be of comparable quality by SFIM. The Fund may invest in the following instruments:

      - CORPORATE DEBT SECURITIES: investment grade securities issued by domestic corporations and, to a limited extent (up to 35% of its assets), in lower rated securities;
      - U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
      - OTHER ISSUER DEBT SECURITIES: the Bond Fund may invest up to 20% of its assets in debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks.

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

Lower               Moderate              Higher
                      Risk
Money Market      Bond         Balanced     Stock
  Funds           Funds         Funds       Funds

                Bond Fund

As with most income mutual funds, the Bond Fund is subject to INTEREST RATE RISK AND CREDIT RISK AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. Other factors also may affect the market price and yield of the Fund's securities, including investor demand, the average maturity of the Bond Fund's portfolio securities, and domestic and worldwide economic conditions. To the extent that the Fund invests in NON-INVESTMENT GRADE SECURITIES, the Fund is also subject to above-average credit, market and other risks.

These risks, and the risks associated with other higher-risk securities and practices that the Fund may utilize, are described in more detail later in this prospectus.

AN INVESTMENT IN THIS FUND IS NOT A DEPOSIT IN ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
INVESTOR PROFILE

WHO SHOULD CONSIDER INVESTING IN THE STOCK AND BOND BALANCED FUND?

YOU MAY WANT TO INVEST IN THIS FUND IF YOU:

      - are looking for a more conservative alternative to a growth-oriented fund

      -    want a well-diversified and relatively stable investment allocation

      -    need a core investment

      - seek total return over the long term irrespective of its form (i.e., capital gains or ordinary income)

                                      or

      -    are retired or nearing retirement

YOU MAY NOT WANT TO INVEST IN THIS FUND IF YOU:

      -    are investing for maximum return over a long time horizon

                                     or

      *    require a high degree of stability of your principal
--------------------------------------------------------------------------------

STOCK AND BOND BALANCED FUND

INVESTMENT OBJECTIVE -- The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income.

INVESTMENT ADVISER -- SFIM

INVESTMENT STRATEGIES
HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Stock and Bond Balanced Fund invests substantially all of its assets in shares of the Large Cap Equity Index Fund and the Bond Fund.

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[GRAPHIC]

Lower               Moderate              Higher
                      Risk
Money Market      Bond         Balanced     Stock
  Funds           Funds         Funds       Funds


                            Stock and Bond
                            Balanced Fund

As with any mutual fund that invests in stocks and bonds, the Fund is subject to MARKET, INTEREST RATE AND CREDIT RISKS and there is a risk that you will lose money by investing in this Fund.

Because the Stock and Bond Balanced Fund invests substantially all its assets in the Large Cap Equity Index Fund and the Bond Fund, the risks of investing in the Stock and Bond Balanced Fund are the same as the risks of investing in those underlying funds. Before you invest, please carefully read the section entitled "HOW THE FUNDS INVEST -- STOCK AND BOND BALANCED FUND" later in this prospectus.

The Stock and Bond Balanced Fund is "non-diversified" because it invests almost entirely in shares of Large Cap Equity Index Fund and Bond Fund. A non-diversified mutual fund is generally more sensitive to changes in the value of individual investments than a fund that invests in securities from a large number of different issuers. However, both Large Cap Equity Index Fund and Bond Fund are diversified.

AN INVESTMENT IN THIS FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

Each Fund has its own investment objective. The following section describes the principal investment policies and techniques that each Fund uses in pursuing its investment objective. For more detailed information on the investment policies and techniques of each Fund, please refer to the Statement of Additional Information (SAI).

MONEY MARKET FUND

--------------------------------------------------------------------------------
WHAT IS A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)?

An NRSRO, such as Moody's or Standard & Poor's Corporation, assigns ratings to securities based on its assessment of the creditworthiness of the issuers. The SAI has a detailed description of the various rating categories.
--------------------------------------------------------------------------------

WHAT TYPES OF SECURITIES DOES THE MONEY MARKET FUND INVEST IN?

In selecting securities for the Money Market Fund, SFIM seeks highly liquid investments that present MINIMAL CREDIT RISK. The Money Market Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO, if only one has issued a rating), and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

The Money Market Fund may invest in securities that are not rated by an NRSRO if SFIM determines that such securities are of comparable quality to, and present the same amount of risk as, similar securities that have received a rating from an NRSRO.

Among the securities that the Money Market Fund may invest in are the following:

Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

Repurchase agreements with certain parties.

Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.


The Money Market Fund may also:

     - Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis;

     - Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the Fund's assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution; and

     - Invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by credit unions.

EQUITY INDEX FUNDSEquity Index Funds --
LARGE CAP EQUITY INDEX FUND
SMALL CAP EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND

IN WHAT TYPES OF SECURITIES DO THE EQUITY INDEX FUNDS INVEST?

The Large Cap, Small Cap and International Equity Index Funds invest mostly in stocks, although each may also invest in stock index futures contracts and options on futures contracts. By investing in the broad range of stocks within its benchmark index, each equity index Fund avoids the risks of individual stock selection and, instead, tries to match the performance of its benchmark index, whether that index goes up or down.

Each equity index Fund attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal operating conditions, each equity index Fund seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.

Barclays does not manage the equity index Funds according to traditional methods of "active" investment management, which involve the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, Barclays utilizes a "passive" or indexing investment approach for each equity index Fund, attempting to approximate the investment performance of the appropriate benchmark index. Barclays selects stocks for an equity index Fund's portfolio so that the overall investment characteristics of each Fund's investment portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of the benchmark index.

WHAT OTHER TYPES OF INVESTMENTS DO THE EQUITY INDEX FUNDS MAKE?

     - An equity index Fund may invest any assets not invested in stocks that are represented in its benchmark index in:

     - the same type of short-term high quality debt securities in which the Money Market Fund invests (described above);

     - other equity securities that are similar to the stocks making up its benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

     -    stock index futures contracts, options on such futures contracts;
          and/or

     -    cash.

An equity index Fund may invest in such financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by shareholders.

The International Equity Index Fund may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or to avoid the effects of anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar.

DO THE EQUITY INDEX FUNDS HOLD EVERY STOCK IN THEIR INDICES?

     -    The Large Cap Equity Index Fund generally holds every stock in the S&P
          500.

     - The Small Cap and International Equity Index Funds generally do not hold all of the issues that comprise their respective benchmark indices, due in part to the costs involved and, in certain

     - instances, the potential illiquidity of certain securities. Instead, both the Small Cap Equity Index Fund and the International Equity Index Fund attempt to hold a representative sample of the securities in the appropriate benchmark index, which will be selected by Barclays utilizing certain sampling and modeling techniques. Please refer to the SAI for a more detailed discussion of the techniques that Barclays employs in selecting the portfolio securities of the Small Cap Equity Index Fund and International Equity Index Fund.

     - From time to time, the portfolio composition of the equity index Funds may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Small Cap Equity Index Fund and International Equity Index Fund, with a view to bringing the performance and characteristics of each Fund more closely in line with that of its benchmark index.

WILL THE PERFORMANCE OF THE EQUITY INDEX FUNDS ALWAYS EQUAL THE PERFORMANCE OF THEIR BENCHMARK INDEX?

No. Barclays attempts to track the performance of each index Fund's benchmark index, but there is no assurance that Barclays will be successful. The degree to which an equity index Fund fails to track the performance of its benchmark index is referred to as the "tracking error." Barclays expects that, over time, the tracking error of an equity index Fund will be less than 5%. Barclays monitors the tracking error of each equity index Fund on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that any equity index Fund will achieve any particular level of tracking error. For an explanation of "expected tracking error" and more information on this subject, see the SAI.

WHAT ARE THE RISKS OF INVESTING IN SECURITIES OF SMALL CAPITALIZATION ISSUERS?

The Small Cap Equity Index Fund and International Equity Index Fund invest in securities issued by small capitalization companies. Investing in smaller companies involves a higher level of risk than investing in larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but they have more potential to grow. Thus, the common stock of certain small capitalization companies may offer greater potential for appreciation when compared to larger, more established companies.

WHAT ARE THE RISKS OF INVESTING IN FOREIGN SECURITIES?

The International Equity Index Fund may invest all its assets in foreign securities and the Large Cap Equity Index Fund may invest in some foreign securities. Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or in securities denominated or quoted in foreign currency ("non-dollar securities") typically involves the following risks:

     -    fluctuations in currency exchange rates;

     - higher trading and custody charges compared to securities of U.S. companies;

     - different accounting and reporting practices than U.S. companies, or laws permitting issuers to limit the information they give investors, often making it more difficult to evaluate financial information from foreign issuers;

     -    less stringent securities regulation;

     -    potential political or economic instability; and

     - less established securities markets, which may not have developed the sort of institutional controls that are present in domestic markets.

WHEN AND WHY ARE FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS USED?

Each equity index Fund may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If an equity index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The equity index Funds will not use futures contracts or options on futures contracts for speculation.

BOND FUND

WHAT TYPES OF SECURITIES DOES THE BOND FUND INVEST IN?

The Bond Fund invests primarily in bonds rated A or better by Standard & Poor's Corporation or Moody's and in the same types of U.S. Government securities as the Money Market Fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in bonds that are rated A or better or unrated debt securities that SFIM determines to be of equivalent quality.

In selecting bonds for the Bond Fund, SFIM seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Bond Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Bond Fund generally seeks to maintain a dollar weighted average portfolio duration of less than six years. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

The Bond Fund may also invest up to 35% of its assets in the following securities:

     - Debt securities rated lower than A by Standard & Poor's or Moody's or comparable unrated debt securities. Bonds that are rated lower than A are often referred to as "junk bonds." Junk bonds are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities.

     - Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks rated within the three highest grades of Standard & Poor's or Moody's applicable to such securities. To the extent that the Bond Fund invests in such securities, the Bond Fund's investment portfolio will be subject to relatively greater risk of loss of income and principal.

When appropriate, in SFIM's opinion, based upon prevailing market or economic conditions, the Bond Fund for temporary defensive purposes may invest up to 100% of its total assets in other types of securities, including securities in which the Money Market Fund may invest, or it may retain funds in cash. During any such period, the Bond Fund would not be invested in a way designed to meet its objective.

STOCK AND BOND BALANCED FUND

HOW DOES THE STOCK AND BOND BALANCED FUND INVEST ITS ASSETS?

The Stock and Bond Balanced Fund invests in shares of the Large Cap Equity Index Fund and the Bond Fund. Generally, the Stock and Bond Balanced Fund attempts to maintain approximately 60% of its net assets in shares of the Large Cap Equity Index Fund and approximately 40% of its net assets in shares of the Bond Fund. The Stock and Bond Balanced Fund never invests more than 75% of its net assets in either underlying Fund. Though the Stock and Bond Balanced Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the Large Cap Equity Index Fund and the Bond Fund, above, for a discussion of the portfolio securities of these Funds and the risks associated with each.

WHAT OTHER TYPES OF SECURITIES DOES THE STOCK AND BOND BALANCED FUND INVEST IN?

The Stock and Bond Balanced Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund or another investment company to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and serve as a short-term defense
during periods of unusual volatility.   For temporary defensive purposes, the
Stock and Bond Balanced Fund may invest without limitation in such securities. During periods when the Stock and Bond Balanced Fund has taken a temporary defensive position, the Fund will not be invested in accordance with its objective.

THE FUNDS AND BORROWING

From time to time, each Fund may borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may also borrow up to an additional 5% of its total assets (including the amount borrowed), but only for temporary purposes (for example, to facilitate distributions to shareholders or to meet redemption requests).

MANAGING THE INVESTMENTS OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER

State Farm Investment Management Corp. serves as the investment adviser to each Fund. Subject to the supervision of the Board of Trustees of the Trust, SFIM is responsible for overseeing the day to day operations and business affairs of the Trust. SFIM's principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001.

Since its inception in 1967, SFIM's sole business has been to act as investment adviser, principal underwriter, transfer agent and dividend disbursing agent for the State Farm mutual funds. SFIM also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. SFIM furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment.

EXPENSES OF THE FUNDS

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described above. SFIM reimburses State Farm Mutual Automobile Insurance Company ("SFMAIC") for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC pursuant to a separate service agreement between SFIM and SFMAIC. Accordingly, the Trust makes no payment to SFMAIC under the service agreement.

COMPENSATING SFIM FOR ITS SERVICES

The Trust pays SFIM an investment advisory fee based upon average daily net assets. The fee is accrued daily and paid to SFIM quarterly at the following annual rates for each of the Funds:

   ---------------------------------------------------------------------------
                    FUND                                   RATE OF
                                                         ADVISORY FEE
   --------------------------------------------------------------------------
              Money Market Fund            .40% of average daily net assets
   ---------------------------------------------------------------------------
        Large Cap Equity Index Fund        .26% of average daily net assets
   ---------------------------------------------------------------------------
        Small Cap Equity Index Fund        .40% of average daily net assets
   ---------------------------------------------------------------------------
     International Equity Ind ex Fund      .55% of average daily net assets
   ---------------------------------------------------------------------------
                Bond Fund                  .50% of average daily net assets
   ---------------------------------------------------------------------------
       Stock and Bond Balanced Fund(4)                   None
   ---------------------------------------------------------------------------

                (4) SFIM has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to reimburse the Stock and Bond Balanced Fund for any other expenses incurred. (This expense limitation arrangement is voluntary and may be eliminated by SFIM at any time.) However, SFIM will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

For each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, SFIM has agreed to reimburse the Fund for any expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. For the International Equity Index Fund, SFIM has agreed to reimburse the Fund for any expenses incurred by the Fund, other than the investment advisory fee, that exceed

 .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIM at any time.

The Bond and the Stock and Bond Balanced Funds are each managed by a team of SFIM employees (each, an "Advisory Team"). The investment decisions for both the Bond Fund and the Stock and Bond Balanced Fund are made, subject to the oversight of the Board of Trustees of the Trust, by the Advisory Team for each Fund.

INVESTMENT SUB-ADVISER

SFIM has engaged Barclays as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds. Barclays and its predecessors have been managing index mutual funds since 1976. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of November 30, 1998, Barclays and its affiliates provided investment advisory services for over $569 billion of assets. For more information regarding Barclays, including a discussion regarding the compensation that Barclays receives from SFIM, please read the section entitled "INVESTMENT ADVISORY AGREEMENTS -- BETWEEN SFIM AND BGFA" in the SAI.

CALCULATING NET ASSET VALUE

The offering price of the shares of each Fund is its Net Asset Value (NAV).
NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each Fund.

The NAV for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange, (currently at 4:00 PM, New York City time) on each day when the New York Stock Exchange is open for business. Shares will not be priced on days when the NYSE is closed and on certain local holidays when the Funds are not open for business. The days on which the Funds are not open for business include November 26, December 23, December 24 and December 31, 1999.

As a general rule, the portfolio securities of each Fund that are traded on a national exchange are valued at their last sale price on that exchange prior to the time when the NAV is calculated. In the absence of any exchange sales on that day and for unlisted equity securities, such securities are valued at the last sale price on the Nasdaq (National Association of Securities Dealers Automated Quotations) National Market. In the absence of any National Market sales on that day or in the case of debt securities, such securities are valued at the last reported bid price.

If the market quotations described above are not available, portfolio securities, other than short-term debt securities, may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price which the Board of Trustees or its delegate believes reflects the current and true price of the security.

Debt instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) and all of the assets of the Money Market Fund are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the Trustees believe the amortized cost method of valuation does not fairly reflect the fair value of any security, fair value will be determined in good faith by or under the direction of the Board of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

The foreign securities held by the Large Cap Equity Index Fund and International Equity Index Fund are traded on securities exchanges throughout the world. Trading on these foreign securities exchanges is completed at various times throughout the day and often does not coincide with the close of trading on the New York Stock Exchange. The value of the foreign securities used in computing the NAV for a Fund holding such securities is determined as of the earlier of the time the exchange on which the securities are traded closes or as of the close of trading on the New York Stock Exchange. As a result, it is possible that events affecting the value of such securities may occur that are not reflected in the computation of the Fund's NAV. When events occur that materially affect the value of foreign securities held by a Fund, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Foreign securities exchanges may also be open on days when the Funds do not compute their NAV. Accordingly, there may be occasions when the Large Cap or International Equity Index Fund does not calculate its NAV but when the value of such Fund's portfolio securities is affected by such trading activity.

TAXES

For federal income tax purposes, each Fund will be treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, a Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

The shareholders of the Funds are the separate accounts of participating insurance companies. Under current law, owners of variable life insurance and annuity contracts which have invested in a Fund are not subject to federal income tax on Fund distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity contracts and variable life insurance policies, see the accompanying prospectus for such contract or policy.

For more information about the tax status of the Funds, see "Taxes" in the SAI.

YEAR 2000

Many services provided to the Funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. This problem is referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. The Funds could be adversely affected if the computer systems used by SFIM and Barclays and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. Both SFIM and Barclays are taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and their shareholders.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the December 31, 1998 annual report. The annual report may be obtained from the Trust upon request without charge.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout the period)

                                                   1998
Net asset value, beginning of
 period (inception date of 1/22/98)             $10.00
 INCOME FROM INVESTMENT
     OPERATIONS
     Net investment income                         .12
     Net gain on investments
          (both realized and unrealized)          2.80
                                                ------
     Total from investment operations             2.92
 LESS DISTRIBUTIONS
     Net investment income                       (.12)
                                                ------
 Total distributions                             (.12)

 NET ASSET VALUE, END OF PERIOD                 $12.80
                                                ------
                                                ------

 TOTAL RETURN (NOT ANNUALIZED)                   29.26%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (millions)             $53.3
 Ratio of expenses to
     average net assets                           0.32%  (a)
 Ratio of net investment income
     to average net assets                        1.55%  (a)
 Portfolio turnover rate                             7%

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND


(For a share outstanding throughout the period)

                                                   1998
Net asset value, beginning of
     period (inception date of 1/29/98)         $10.00
     INCOME FROM INVESTMENT
          OPERATIONS
          Net investment income                    .27
          Net gain on investments
               (both realized and unrealized)     (.46)
                                                ------
          Total from investment operations        (.19)
     LESS DISTRIBUTIONS
          Net investment income                    (.9)
          Realized gain                           (.18)
                                                ------
     Total distributions                          (.27)

     Net asset value, end of period              $9.54
                                                ------
                                                ------

     TOTAL RETURN (NOT ANNUALIZED)               (1.89)%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (millions)         $41.6
     Ratio of expenses to
          average net assets                       0.50% (a)
     Ratio of expenses to average net assets,
          absent of expense limitation             0.55% (a)
     Ratio of net investment income
          to average net assets                    1.11% (a)
     Portfolio turnover rate                         38%

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND


(For a share outstanding throughout the period)

                                                 1998
Net asset value, beginning of
     period (inception date of 1/22/98)        $10.00
     INCOME FROM INVESTMENT
          OPERATIONS
          Net investment income                   .13
          Net gain on investments
             (both realized and unrealized)      1.65
                                               ------
          Total from investment operations       1.78
     LESS DISTRIBUTIONS
          Net investment income                  (.15)
                                               ------
     Total distributions                         (.15)

     Net asset value, end of period            $11.63
                                               ------
                                               ------

     TOTAL RETURN (NOT ANNUALIZED)              17.90%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (millions)       $76.7
     Ratio of expenses to
          average net assets                     0.75% (a)
     Ratio of expenses to average net assets,
          absent of expense limitation           0.93% (a)
     Ratio of net investment income
          to average net assets                  1.27% (a)
     Portfolio turnover rate                        6%

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND


(For a share outstanding throughout the period)

                                                  1998
Net asset value, beginning of
     period (inception date of 1/29/98)        $10.00
     INCOME FROM INVESTMENT
          OPERATIONS
          Net investment income                   .14
          Net gain on investments
            (both realized and unrealized)       1.32
                                               ------
          Total from investment operations       1.46
     LESS DISTRIBUTIONS
          Net investment income                  (.05)
                                               ------
     Total distributions                         (.05)

     Net asset value, end of period            $11.41
                                               ------
                                               ------

     TOTAL RETURN (NOT ANNUALIZED)              14.66%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (millions)        $5.6
     Ratio of expenses to average net assets        0% (a)
     Ratio of expenses to average net assets,
          absent of expense limitation           1.01% (a)
     Ratio of net investment income
          to average net assets                  3.43% (a)
     Portfolio turnover rate                       18%

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

STATE FARM VARIABLE PRODUCT TRUST BOND FUND


(For a share outstanding throughout the period)

                                                  1998
Net asset value, beginning of
     period (inception date of 1/22/98)        $10.00
     INCOME FROM INVESTMENT
          OPERATIONS
          Net investment income                   .49
          Net gain on investments
            (both realized and unrealized)        .15
                                               ------
          Total from investment operations        .64
     LESS DISTRIBUTIONS
          Net investment income                  (.49)
                                               ------
     Total distributions                         (.49)

     Net asset value, end of period            $10.15
                                               ------
                                               ------

     TOTAL RETURN (NOT ANNUALIZED)               6.49%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (millions)       $24.7
     Ratio of expenses to
          average net assets                     0.57% (a)
     Ratio of net investment income
          to average net assets                  5.14% (a)
     Portfolio turnover rate                       26%

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND


(For a share outstanding throughout the period)

                                                  1998
 Net asset value, beginning of
      period (inception date of 1/29/98)         $1.00
      INCOME FROM INVESTMENT
           OPERATIONS
           Net investment income                   .05
                                                 -----
           Total from investment operations        .05
      LESS DISTRIBUTIONS
           Net investment income                  (.05)
                                                 -----
      Total distributions                         (.05)

      Net asset value, end of period             $1.00
                                                 -----
                                                 -----
      TOTAL RETURN (NOT ANNUALIZED)               4.76%
      RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (millions)       $18.7
      Ratio of expenses to
           average net assets                     0.43% (a)
      Ratio of expenses to average net assets,
           absent of expense limitation           0.25% (a)
      Ratio of net investment income
           to average net assets                  5.04% (a)

(a)            Determined on an annualized basis.
----------     ---------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------------------
For investors who would like more information about the Funds and the Trust, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.


             --------------------------------------------------
             TO OBTAIN THE SAI OR THE MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT FOR THE FUNDS, WITHOUT CHARGE, YOU MAY WRITE TO STATE FARM INVESTMENT MANAGEMENT CORP. AT ONE STATE FARM PLAZA, BLOOMINGTON, IL 61710-0001 OR CALL US AT (309) 766-2029.
             --------------------------------------------------


PUBLIC INFORMATION. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the Trust and the Funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                          STATE FARM VARIABLE PRODUCT TRUST
                                One State Farm Plaza
                          Bloomington, Illinois 61710-0001
                                   (309) 766-2029

                        STATEMENT OF ADDITIONAL INFORMATION
                                    May 1, 1999


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon matters discussed in the Prospectus and should, therefore, be read in conjunction with the Prospectus. To obtain a copy of a Prospectus with the same date as this Statement of Additional Information, contact State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001, (309) 766-2029.

                                  TABLE OF CONTENTS

ABOUT THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
ABOUT THE INVESTMENTS OF THE FUNDS . . . . . . . . . . . . . . . . . . . .1
     INVESTMENT OBJECTIVES . . . . . . . . . . . . . . . . . . . . . . . .1
     INVESTMENT TECHNIQUES . . . . . . . . . . . . . . . . . . . . . . . .1
          The Money Market Fund. . . . . . . . . . . . . . . . . . . . . .1
          When-issued And Delayed Delivery Securities. . . . . . . . . . .2
          Loans Of Portfolio Securities. . . . . . . . . . . . . . . . . .2
          Convertible Securities . . . . . . . . . . . . . . . . . . . . .3
          Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
          U.S. Government Securities . . . . . . . . . . . . . . . . . . .4
          Foreign Investments. . . . . . . . . . . . . . . . . . . . . . .4
          Financial Futures Contracts. . . . . . . . . . . . . . . . . . .6
          Options On Stock Index Futures Contracts . . . . . . . . . . . .7
          Certain Additional Risks Of Futures Contracts and Options
          On Futures Contracts . . . . . . . . . . . . . . . . . . . . . .7
     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . .9
          FUNDAMENTAL RESTRICTIONS . . . . . . . . . . . . . . . . . . . .9
          NON-FUNDAMENTAL RESTRICTIONS . . . . . . . . . . . . . . . . . 10
          INDUSTRY CONCENTRATIONS. . . . . . . . . . . . . . . . . . . . 11
     SELECTION OF INVESTMENTS FOR THE EQUITY INDEX FUNDS . . . . . . . . 12
     TRACKING ERROR. . . . . . . . . . . . . . . . . . . . . . . . . . . 13
     RELATIONSHIP WITH THE INDEX PROVIDERS . . . . . . . . . . . . . . . 13
MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . 15
     BOARD OF TRUSTEES . . . . . . . . . . . . . . . . . . . . . . . . . 15
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . 16
     INVESTMENT ADVISORY AGREEMENTS. . . . . . . . . . . . . . . . . . . 21
          Between The Trust And SFIM . . . . . . . . . . . . . . . . . . 21
          Between SFIM And BGFA. . . . . . . . . . . . . . . . . . . . . 24
     SECURITIES ACTIVITIES OF THE INVESTMENT ADVISERS. . . . . . . . . . 25
PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . 26
     PORTFOLIO TURNOVER. . . . . . . . . . . . . . . . . . . . . . . . . 27
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . 27
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . 29
TAXES      . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     General Tax Information . . . . . . . . . . . . . . . . . . . . . . 32
     Taxation of Foreign Investments . . . . . . . . . . . . . . . . . . 33
     Additional Tax Considerations . . . . . . . . . . . . . . . . . . . 33
OFFERING AND PURCHASE OF SHARES. . . . . . . . . . . . . . . . . . . . . 34
REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . 35
DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . 35
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . 35
     SERVICE PROVIDERS . . . . . . . . . . . . . . . . . . . . . . . . . 35
          Principal Underwriter. . . . . . . . . . . . . . . . . . . . . 35
          Custodians . . . . . . . . . . . . . . . . . . . . . . . . . . 36


                                         -i-


     CODE OF ETHICS. . . . . . . . . . . . . . . . . . . . . . . . . . . 36
     INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . 37
     SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
     VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . 38
AUDITED FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . 38

APPENDIX A -- Description of Money Market Securities

APPENDIX B -- Ratings

                                   ABOUT THE TRUST

State Farm Variable Product Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on February 21, 1997. The Trust consists of six separate investment portfolios (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. With the exception of the Stock and Bond Balanced Fund, each Fund is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "Act"); the Stock and Bond Balanced Fund is non-diversified. The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund.

                          ABOUT THE INVESTMENTS OF THE FUNDS

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth and described in the prospectus. The investment objective of each Fund may only be changed with the approval of the holders of a majority of the outstanding voting shares of the Fund affected by the proposed change.

INVESTMENT TECHNIQUES

In addition to the investment objective of each Fund, the policies and certain techniques by which the Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation found in the Prospectus.

THE MONEY MARKET FUND

The Money Market Fund invests only in instruments denominated in U.S. dollars that SFIM, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs, or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument ("requisite NRSROs"); or

2. in the case of an unrated instrument, determined by SFIM, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

Pursuant to Rule 2a-7 under the Act, securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." A description of the ratings used by NRSROs is found in Appendix B herein.

Pursuant to Rule 2a-7, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government securities (defined below)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

Further, the Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

The foregoing policies are more restrictive than the fundamental investment restriction number 1 set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued basis or delayed-delivery basis, I.E., delivery and payment can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Trust will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of that Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value, marked to market on a daily basis, to commitments for such when-issued or delayed-delivery securities. As a general matter each Fund will hold less than 5% of its total assets in commitments to purchase securities on a delayed-delivery or when-issued basis and will not, under any circumstances, purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 10% of the net assets of the Fund would be so invested.

LOANS OF PORTFOLIO SECURITIES

Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Funds. See "Fundamental Restrictions" on page 11. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Securities and Exchange Commission ("Commission"), which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund will also receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Trust's Board of Trustees deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. See GENERAL TAX INFORMATION. Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Internal Revenue Code of 1986.

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms SFIM or, when appropriate, BGFA (under the supervision of the Board of Trustees) deems creditworthy.

CONVERTIBLE SECURITIES

The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security,

SFIM usually gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Bond Fund may invest are subject to the same rating criteria as its investment in non-convertible debt securities.

Because the Stock and Bond Balanced Fund invests a portion of its assets in the Bond Fund, the Stock and Bond Balanced Fund is subject to the same risks with regard to investments in convertible securities.

WARRANTS

The Bond Fund and, indirectly, the Stock and Bond Balanced Fund, may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

U.S. GOVERNMENT SECURITIES

All of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may also include zero coupon bonds.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of or an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

FOREIGN INVESTMENTS

Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.

Each of the Large Cap and International Equity Index Funds may invest in non-dollar denominated securities and the securities of foreign issuers (collectively, "foreign investments"). Transactions involving investments in foreign issuers may involve the use of currencies of foreign countries. Since a Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, it may be subject to currency exposure independent of its securities positions and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Accordingly, it may incur costs in connection with conversions between various currencies.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund making investments in securities of foreign issuers will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund making an investment on such a market are uninvested and no return is earned on such assets. The inability of such a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Moreover, inability to dispose of portfolio investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability for the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Also, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FINANCIAL FUTURES CONTRACTS

The Large Cap, Small Cap, and International Equity Index Funds and, indirectly, the Stock and Bond Balanced Fund may purchase and sell stock index futures contracts and options on such futures contracts as described in the Prospectus.

Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Russell 2000 Stock Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its futures commission merchant ("FCM"), or with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margin for futures contracts does not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS

The equity index Funds and, indirectly, the Stock and Bond Balanced Fund may also purchase call and put options and write covered call and put options on stock index futures contracts of the type which the particular Fund is authorized to enter into. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (I.E., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access.
Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of any Fund in using these techniques depends, among other things, on BGFA's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, BGFA will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the Act. This restriction does not apply to any Fund classified as a non-diversified company under the Act.(1)

2a. INDUSTRY CONCENTRATION -- BOND FUND. The Bond Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b. INDUSTRY CONCENTRATION -- MONEY MARKET FUND. The Money Market Fund will not invest more than 25% of its assets (taken at market value at the time of each investment) other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

2c. INDUSTRY CONCENTRATION -- EQUITY INDEX FUNDS. The Large Cap, Small Cap, and International Equity Index Funds will concentrate their investments in an industry or industries if, and to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5. BORROWING. No Fund will borrow money, except that: (a) a Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to



-------------------
(1)  The Funds also intend to comply with the diversification requirements of
     Section 817(h) of the Internal Revenue Code. See "Taxes--General Tax Information."

     33 1/3% of its total (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, for temporary purposes; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodities contracts.

8. SENIOR SECURITIES. No Fund will issue senior securities to the extent such issuance would violate applicable law.

9. INVESTMENTS -- STOCK AND BOND BALANCED FUND. The Stock and Bond Balanced Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Act), U.S. Government securities, or short-term paper.

For the purposes of the restrictions relating to industry concentration, state and municipal governments and their agencies, authorities, and instrumentalities are not deemed to be industries; utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone each will be considered a separate industry); personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

NON-FUNDAMENTAL RESTRICTIONS

The Trust has also adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval. Under these restrictions, no Fund may:

1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

     (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

     (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS -- MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its total assets would be invested in assets that are either illiquid or are not readily marketable.

5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Stock and Bond Balanced Fund.

State insurance laws and regulations may impose additional limitations on borrowing, lending, and the use of futures contracts, options on futures contracts and other derivative instruments. In addition, such laws and regulations may require a Fund's investments in foreign securities to meet additional diversification and other requirements.

INDUSTRY CONCENTRATIONS

The Stock and Bond Balanced Fund, because of its investment objective and policies, will concentrate more than 25% of its total assets in the mutual fund industry.

As a result of the equity index Funds' policy on concentration, each equity index Fund will maintain at least 25% of the value of its total assets in securities of issuers in each industry for which its benchmark index has a concentration of more than 25% (except where the concentration of the index is the result of a single stock). No equity index Fund will concentrate its investments otherwise. If the benchmark index for an equity index Fund has a concentration of more than 25% because of a single stock (I.E., if one stock in the benchmark index accounts for more than 25% of the index and it is the only stock in the index in its industry), the equity index Fund will invest less than 25% of its total assets in such stock and will reallocate the excess to stocks in other industries. Changes in an equity index Fund's concentration (if any) and non-concentration would be made "passively" -- that is, any such changes would be made solely as a result of changes in the concentrations of the benchmark index's constituents. Since the concentration of each equity index Fund is based on that of its benchmark index, changes in the market values of the equity index Fund's portfolio securities will not necessarily trigger changes in the portfolio of such equity index Fund.

SELECTION OF INVESTMENTS FOR THE EQUITY INDEX FUNDS

The manner in which stocks are chosen for each of the equity index Funds differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser's research and evaluations, stocks are selected for inclusion in an equity index Fund's portfolio in order to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety. As briefly discussed in the prospectus, the Large Cap Equity Index Fund generally holds every stock in the S&P 500. However, each of the Small Cap and International Equity Index Funds generally does not hold all of the issues that comprise its benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Equity Index Fund attempts to hold a representative sample of the securities in its benchmark index, which are selected by BGFA utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Fund based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Equity Index Fund holds securities selected by BGFA utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. BGFA seeks to construct the portfolio of each of the Small Cap and International Equity Index Funds so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of its benchmark index.

Over time, the portfolio composition of each equity index fund may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Small Cap Equity Index Fund and the International Equity Index Fund, with a view to bringing the performance and characteristics of the equity index Fund more in line with that of its benchmark index. Such rebalancings will require the equity index Fund to incur transaction costs and other expenses. Each of the Small Cap and International Equity Index Funds reserves the right to invest in all of the securities in the benchmark index.

TRACKING ERROR

SFIM and BGFA use the "expected tracking error" of an equity index Fund as a way to measure the Funds' performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the equity index Fund will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the equity index Fund increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Fund, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of an equity index Fund to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR'S

The Large Cap Equity Index Fund seeks to match the performance of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). "Standard & Poor's," "S&P," "S&P 500" and "Standard and Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Fund is not sponsored, endorsed sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Fund. S&P has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P

HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RUSSELL 2000

The Small Cap Equity Index Fund seeks to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). The Russell 2000 tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000 and the Russell 3000 are trademarks/service marks, and "Russell" is a trademark, of the Frank Russell Company. The Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. The Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000.

Frank Russell Company's publication of the Russell 2000 in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 2000 OR ANY DATA INCLUDED IN THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 2000 OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 2000 OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

EAFE INDEX

The International Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE Free"). EAFE Free is the property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the shares of the Fund particularly or the ability of EAFE Free to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Free which is determined, composed and calculated by Morgan Stanley without regard to the Fund. Morgan Stanley has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the EAFE Free. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE EAFE FREE OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE EAFE FREE OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE EAFE FREE OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust has a Board of Trustees, the members of which are elected by the shareholders. The Trustees are responsible for the overall management of the Trust and their duties include reviewing the results of each of the Funds, monitoring investment activities and techniques, and receiving and acting upon future plans for the Trust.

It is possible that the interests of the Stock and Bond Balanced Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Stock and Bond Balanced Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the affected Funds' investment adviser(s) and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust, their ages at April 30, 1999, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each Trustee and officer is One State Farm Plaza, Bloomington, Illinois 61710.



  NAME, AGE AND                 POSITION(s) HELD                         PRINCIPAL OCCUPATION(s) DURING PAST FIVE
  ADDRESS                       WITH THE TRUST                           YEARS
  -------------                 ----------------                         ----------------------------------------
  Edward B. Rust, Jr.*,         Trustee and Chairman of the Board,       CHAIRMAN OF THE BOARD, PRESIDENT, CEO, AND DIRECTOR --
  Age 48                        President                                State Farm Mutual Automobile Insurance Company; PRESIDENT,
                                                                         CEO, AND DIRECTOR -- State Farm Life Insurance Company,
                                                                         State Farm Life and Accident Assurance Company, State Farm
                                                                         Annuity and Life Insurance Company, State Farm General
                                                                         Insurance Company, State Farm Fire and Casualty Company,
                                                                         State Farm Investment Management Corp., State Farm Growth
                                                                         Fund, Inc., State Farm Balanced Fund, Inc., State Farm
                                                                         Interim Fund, Inc., State Farm Municipal Bond Fund, Inc.;
                                                                         PRESIDENT, CEO, AND DIRECTOR (SINCE 1997) -- State Farm VP
                                                                         Management Corp.; PRESIDENT -- State Farm County Mutual
                                                                         Insurance Company of Texas; DIRECTOR -- State Farm Lloyds,
                                                                         Inc., State Farm International Services, Inc.; CHAIRMAN OF
                                                                         THE BOARD, PRESIDENT, AND TREASURER -- State Farm Companies
                                                                         Foundation; UNDERWRITER -- State Farm Lloyds



  NAME, AGE AND                 POSITION(s) HELD                         PRINCIPAL OCCUPATION(s) DURING PAST FIVE
  ADDRESS                       WITH THE TRUST                           YEARS
  -------------                 ----------------                         ----------------------------------------
  Roger S. Joslin*, Age 62      Trustee, Vice President and              VICE CHAIRMAN, CHIEF FINANCIAL OFFICER, SENIOR VICE
                                Treasurer                                PRESIDENT, TREASURER, AND DIRECTOR -- State Farm Mutual
                                                                         Automobile Insurance Company; DIRECTOR -- State Farm Life
                                                                         Insurance Company, State Farm Life and Accident Assurance
                                                                         Company, State Farm Annuity and Life Insurance Company;
                                                                         DIRECTOR, VICE PRESIDENT, AND TREASURER -- State Farm
                                                                         General Insurance Company, State Farm Lloyds, Inc., State
                                                                         Farm Investment Management Corp., State Farm Growth Fund,
                                                                         Inc., State Farm Balanced Fund, Inc., State Farm Interim
                                                                         Fund, Inc., State Farm Municipal Bond Fund, Inc., State
                                                                         Farm International Services, Inc.,; DIRECTOR, VICE
                                                                         PRESIDENT, AND TREASURER (SINCE 1997) -- State Farm VP
                                                                         Management Corp.; CHAIRMAN OF THE BOARD, TREASURER, AND
                                                                         DIRECTOR -- State Farm Fire and Casualty Company; TREASURER
                                                                         -- State Farm County Mutual Insurance Company of Texas;
                                                                         ASSISTANT TREASURER -- State Farm Companies Foundation;
                                                                         UNDERWRITER -- State Farm Lloyds

  Albert H. Hoopes,             Trustee                                  ATTORNEY; DIRECTOR -- State Farm Growth Fund, Inc., State
  Age 84                                                                 Farm Balanced Fund, Inc., State Farm Interim Fund, Inc.,
  1001 North Main Street                                                 State Farm Municipal Bond Fund, Inc.
  Bloomington, IL 61701

  Thomas M. Mengler,            Trustee                                  DEAN, UNIVERSITY OF ILLINOIS COLLEGE OF LAW (SINCE 1993);
  Age 445                                                                DIRECTOR (SINCE 1998) -- State Farm Growth Fund, Inc.,
  Swanland Building                                                      State Farm Balanced Fund, Inc., State Farm Interim Fund,
  601 E. John St.                                                        Inc., State Farm Municipal Bond Fund, Inc.
  Champaign, IL 61820

  Davis U. Merwin,              Trustee                                  INVESTOR; DIRECTOR -- State Farm Growth Fund, Inc., State
  Age 70                                                                 Farm Balanced Fund, Inc., State Farm Interim Fund, Inc.,
  P.O. Box 1665                                                          State Farm Municipal Bond Fund, Inc.
  Bloomington, IL  61702

  James A. Shirk, Age 55        Trustee                                  DIRECTOR AND PRESIDENT -- Beer Nuts, Inc.; DIRECTOR --
  103 North Robinson                                                     State Farm Growth Fund, Inc., State Farm Balanced Fund,
  Bloomington, IL  61701                                                 Inc., State Farm Interim Fund, Inc., State Farm Municipal
                                                                         Bond Fund, Inc.



  NAME, AGE AND                 POSITION(s) HELD                         PRINCIPAL OCCUPATION(s) DURING PAST FIVE
  ADDRESS                       WITH THE TRUST                           YEARS
  -------------                 ----------------                         ----------------------------------------
  Kurt G. Moser, Age 54         Vice President                           SENIOR VICE PRESIDENT -- INVESTMENTS (SINCE 1998) VICE
                                                                         PRESIDENT -- INVESTMENTS -- State Farm Mutual Automobile
                                                                         Insurance Company, State Farm County Mutual Insurance
                                                                         Company of Texas, State Farm Lloyds, Inc.; SENIOR VICE
                                                                         PRESIDENT -- INVESTMENTS (SINCE 1998), VICE PRESIDENT
                                                                         INVESTMENTS, AND DIRECTOR -- State Farm Life Insurance
                                                                         Company, State Farm Life and Accident Assurance Company,
                                                                         State Farm Annuity and Life Insurance Company, State Farm
                                                                         Fire and Casualty Company, State Farm General Insurance
                                                                         Company; SENIOR VICE PRESIDENT -- INVESTMENTS (SINCE 1998),
                                                                         INVESTMENT OFFICER -- State Farm Indemnity Company; SENIOR
                                                                         VICE PRESIDENT (SINCE 1997), VICE PRESIDENT, AND DIRECTOR
                                                                         (PRIOR TO 1997) -- State Farm Investment Management Corp.;
                                                                         VICE PRESIDENT -- State Farm Growth Fund, Inc., State Farm
                                                                         Balanced Fund, Inc., State Farm Interim Fund, Inc., State
                                                                         Farm Municipal Bond Fund, Inc.; DIRECTOR (SINCE 1997) --
                                                                         State Farm VP Management Corp.; VICE PRESIDENT
                                                                         INVESTMENTS -- State Farm International Services, Inc.;
                                                                         UNDERWRITER -- State Farm Lloyds

Paul N. Eckley, Age 44          Vice President                           SENIOR VICE PRESIDENT -- INVESTMENTS AND ASSISTANT
                                                                         SECRETARY -- TREASURER (SINCE 1998), VICE PRESIDENT --
                                                                         COMMON STOCKS (SINCE 1995), AND INVESTMENT OFFICER (PRIOR
                                                                         TO 1995) -- State Farm Mutual Automobile Insurance
                                                                         Company,  State Farm Fire and Casualty Company;
                                                                         SENIOR VICE PRESIDENT INVESTMENTS AND ASSISTANT
                                                                         SECRETARY TREASURER (SINCE 1998) -- State Farm General
                                                                         Insurance Company, State Farm Life Insurance Company,
                                                                         State Farm Life and Accident Assurance Company, State
                                                                         Farm Annuity and Life Insurance Company,
                                                                         State Farm Indemnity Company, State Farm County Mutual
                                                                         Insurance Company of Texas and State Farm Lloyds, Inc.;
                                                                         SENIOR VICE PRESIDENT (SINCE 1997), AND
                                                                         INVESTMENT OFFICER (PRIOR TO 1997) -- State Farm Investment
                                                                         Management Corp.; VICE PRESIDENT (SINCE
                                                                         1995) State Farm Growth Fund, Inc., State Farm Balanced
                                                                         Fund, Inc.

  NAME, AGE AND                 POSITION(s) HELD                         PRINCIPAL OCCUPATION(s) DURING PAST FIVE
  ADDRESS                       WITH THE TRUST                           YEARS
  -------------                 ----------------                         ----------------------------------------
  John S. Concklin,             Vice President                           VICE PRESIDENT -- COMMON STOCKS AND ASSISTANT SECRETARY --
  Age 52                                                                 TREASURER (SINCE 1997) -- State Farm Indemnity Company and
                                                                         State Farm Lloyds, Inc.; VICE PRESIDENT --
                                                                         FIXED INCOME (1995-1997), AND
                                                                         INVESTMENT OFFICER (PRIOR TO 1995) --
                                                                         State Farm Mutual Automobile Insurance Company, State Farm
                                                                         Life Insurance Company, State Farm Fire
                                                                         and Casualty Company, State Farm Life and Assurance
                                                                         Company, State Farm Annuity and Life Insurance Company,
                                                                         State Farm General Insurance Company;
                                                                         INVESTMENT OFFICER (SINCE 1995) -- State Farm
                                                                         Investment Management Corp.; VICE PRESIDENT (SINCE
                                                                         1995) -- State Farm Balanced Fund, Inc., State Farm
                                                                         Interim Fund, Inc.; VICE PRESIDENT (SINCE 1998) --
                                                                         State Farm Growth Fund, Inc.

  David R. Grimes,              Assistant Vice President and             ASSISTANT VICE PRESIDENT OF ACCOUNTING -- State Farm
  Age 56                        Secretary                                Mutual Automobile Insurance Company; ASSISTANT
                                                                         VICE PRESIDENT AND SECRETARY (SINCE 1994) -- State
                                                                         Farm Investment Management Corp., State Farm
                                                                         Growth Fund, Inc., State Farm Balanced Fund, Inc.,
                                                                         State Farm Interim Fund, Inc., State Farm
                                                                         Municipal Bond Fund, Inc.; ASSISTANT VICE PRESIDENT
                                                                         AND SECRETARY (SINCE 1997) -- State Farm VP Management
                                                                         Corp.

  Jerel S. Chevalier,           Assistant Secretary - Treasurer          DIRECTOR OF MUTUAL FUND PROJECT
  Age 60                                                                 (SINCE 1998); DIRECTOR OF MUTUAL FUNDS (1992-1998) --
                                                                         State Farm Mutual Automobile Insurance Company;
                                                                         ASSISTANT SECRETARY -- TREASURER (SINCE 1994) --
                                                                         State Farm Investment Management Corp., State Farm
                                                                         Growth Fund, Inc., State Farm Balanced Fund, Inc., State
                                                                         Farm Interim Fund, Inc., State Farm Municipal Bond
                                                                         Fund, Inc.

  Howard Thomas,                Assistant Secretary - Treasurer          DIRECTOR OF MUTUAL FUNDS (SINCE 1998) --
  Age 51                                                                 State Farm Mutual Automobile Insurance Company;
                                                                         MANAGER OF ACCOUNTING BENEFITS (1988 - 1998) --
                                                                         State Farm Mutual Automobile Insurance Company; ASSISTANT
                                                                         SECRETARY --  TREASURER (SINCE 1998) --
                                                                         State Farm Investment Management Corp., State Farm Growth
                                                                         Fund, Inc., State Farm Balanced Fund, Inc., State
                                                                         Farm Interim Fund, Inc., State Farm Municipal
                                                                         Bond Fund, Inc.



  NAME, AGE AND                 POSITION(s) HELD                         PRINCIPAL OCCUPATION(s) DURING PAST FIVE
  ADDRESS                       WITH THE TRUST                           YEARS
  -------------                 ----------------                         ----------------------------------------
  Donald O. Jaynes,             Assistant Secretary                      ASSOCIATE GENERAL COUNSEL (SINCE 1993) -- State
  Age 51                                                                 Farm Mutual Automobile Insurance Company; ASSISTANT
                                                                         SECRETARY (SINCE 1998) -- State Farm Investment
                                                                         Management Corp., State Farm Growth Fund, Inc.,
                                                                         State Farm Balanced Fund, Inc., State Farm
                                                                         Interim Fund, Inc., State Farm Municipal Bond Fund, Inc.

  Michael L. Tipsord,           Assistant Secretary                      VICE PRESIDENT AND ASSISTANT TREASURER
  Age 39                                                                 (SINCE 1998), EXECUTIVE ASSISTANT -- OPERATIONS (SINCE
                                                                         1997), ASSISTANT CONTROLLER (1996-1997), DIRECTOR OF
                                                                         ACCOUNTING (1995-1996), AND STAFF ASSOCIATE (1991-
                                                                         1995) -- State Farm Mutual Automobile Insurance Company;
                                                                         ASSISTANT SECRETARY -- State Farm Investment
                                                                         Management Corp., State Farm Growth Fund, Inc.,
                                                                         State Farm Balanced Fund, Inc., State Farm Interim
                                                                         Fund, Inc., State Farm Municipal Bond Fund, Inc.; TREASURER
                                                                         (SINCE 1996) -- Insurance Placement Services, Inc.

  Donald E. Heltner             Vice President                           VICE PRESIDENT -- FIXED INCOME AND ASSISTANT SECRETARY --
  Age 51                                                                 TREASURER -- State Farm Life Insurance
                                                                         Company, State Farm Life and Accident Assurance
                                                                         Company, State Farm Annuity and Life Insurance
                                                                         Company (Since 1998); VICE PRESIDENT -- FIXED INCOME --
                                                                         State Farm Mutual Automobile Insurance Company, State Farm
                                                                         Fire and Casualty Company, State Farm General Insurance
                                                                         Company, State Farm Indemnity Company, and State Farm
                                                                         Lloyds, Inc. (Since 1998), PRIOR TO 1998, VICE PRESIDENT --
                                                                         Century Investment Management Co.

  Eugene D. Funk IV             Assistant Vice President                 INVESTMENT OFFICER AND ASSISTANT SECRETARY -- TREASURER --
  Age 38                                                                 State Farm Life Insurance Company, State
                                                                         Farm Life and Accident Assurance Company, and State
                                                                         Farm Annuity and Life Insurance Company (Since
                                                                         1997), INVESTMENT OFFICER -- State Farm Mutual Automobile
                                                                         Insurance Company, State Farm Fire and Casualty Company,
                                                                         State Farm General Insurance Company, State Farm
                                                                         Indemnity Company, and State Farm Lloyds, Inc.
                                                                         (Since 1997); PRIOR TO 1997, INVESTMENT ANALYST


* Trustee who is an "interested person" of the Trust or SFIM, as defined in the 1940 Act.

Trustees or officers who are interested persons of the Trust do not receive any compensation from the Trust for their services to the Trust. The Trustees who are not interested persons of the Trust receive compensation from the Trust at a rate of $300 per meeting, per Fund. In addition, Trustees who are not interested persons of the Trust are reimbursed for any out-of-pocket expenses incurred in connection with affairs of the Trust.

Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits.


                         AGGREGATE                TOTAL COMPENSATION
                         COMPENSATION             FROM THE TRUST AND OTHER
NAME                     FROM THE TRUST (1)       STATE FARM FUNDS (1)(2)
----                     ------------------       ------------------------
Edward B. Rust, Jr.      None (3)                 None (3)
Albert H. Hoopes         $9,000                   $18,000
Roger S. Joslin          None (3)                 None (3)
Thomas M. Mengler        $5,400                   $10,800
Davis U. Merwin          $9,000                   $18,000
James A. Shirk           $9,000                   $18,000

(1)  For the fiscal year ended December 31, 1998.

(2) The "other State Farm Funds" are State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc.

(3)  Non-compensated interested trustee.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND SFIM

The duties and responsibilities of SFIM are specified in the Investment Advisory and Management Services Agreement between the Trust and SFIM and the separate Service Agreement among the Trust, SFIM and State Farm Mutual Automobile Insurance Company ("SFMAIC") (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Agreement or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and subsequently were approved by the sole shareholder of each Fund. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, SFIM or SFMAIC, as appropriate, or by a vote of shareholders. Each Management Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the

Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SFIM (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds other than the Large Cap, Small Cap, and International Equity Index Funds, is responsible for the actual managing of the investments of such Funds and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, SFIM performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

The Trust pays SFIM monthly compensation in the form of an investment advisory fee. The fee is based upon average daily net assets and is accrued daily and paid to SFIM quarterly at the following annual rates for each of the Funds:

     Large Cap Equity Index             .26% of net assets
     Small Cap Equity Index             .40% of net assets
     International Equity Index         .55% of net assets
     Bond                               .50% of net assets
     Money Market                       .40% of net assets
     Stock and Bond Balanced            None

SFIM has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to reimburse the Stock and Bond Balanced Fund for any expenses incurred. (This expense limitation arrangement is voluntary and may be eliminated by SFIM at any time.) However, SFIM will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

With respect to each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, SFIM has agreed to reimburse the Fund for any expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Equity Index Fund, SFIM has agreed to reimburse the Fund for any expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIM at any time.

For the period from the commencement of each Fund's operations through December 31, 1998, the Funds paid the following advisory fees to SFIM:

--------------------------------------------------------------------------------
                                        GROSS          EXPENSE
FUND                                 FEE PAID    REIMBURSEMENT        NET FEE
--------------------------------------------------------------------------------
Money Market Fund+                    $39,751          $10,516        $29,235
--------------------------------------------------------------------------------
Bond Fund*                            $51,817               $0        $51,817
--------------------------------------------------------------------------------
Large Cap Equity Index Fund*          $46,527               $0        $46,527
--------------------------------------------------------------------------------
Small Cap Equity Index Fund+         $118,508          $16,690       $101,818
--------------------------------------------------------------------------------
International Equity Index Fund*     $325,393         $107,042       $218,351
--------------------------------------------------------------------------------
Stock and Bond Balanced Fund+              $0          $13,909             $0
--------------------------------------------------------------------------------

  *  From January 22, 1998
  +  From January 29, 1998

As described below, SFIM has engaged Barclays Global Fund Advisors ("BGFA") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds.

SFIM is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of SFIM connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. SFIM provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. SFIM furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of registering securities of the Trust under federal and state securities laws, are also paid by SFIM.

Pursuant to the Service Agreement, SFMAIC provides SFIM with certain personnel, services and facilities to enable SFIM to perform its obligations to the Trust. SFIM reimburses SFMAIC for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC under the separate service agreement. Accordingly, the Trust makes no payment to SFMAIC under the Service Agreement.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, if any, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders and contractholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders and contractholders, the cost of paying dividends, capital gains distribution, capital stock certificates, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust.

The Agreement also provides that SFIM shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of SFIM in the performance of its duties thereunder.

BETWEEN SFIM AND BGFA

Pursuant to the separate sub-advisory agreement described below (the "Sub-advisory Agreement"), SFIM has engaged BGFA as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds.

BGFA determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. For its services, SFIM pays BGFA an investment sub-advisory fee equal to a percentage of the average daily net assets of each index Fund at the rates set forth below less certain credits also described below. The fee is accrued daily and paid to BGFA quarterly. The rates upon which the fee is based are as follows:


     LARGE CAP EQUITY INDEX FUND        .15% of the first $50,000,000 of net assets
                                        .09% of the next $50,000,000 of net assets
                                        .07% thereafter

     SMALL CAP EQUITY INDEX FUND        .20% of the first $50,000,000 of net assets
                                        .14% of the next $50,000,000 of net assets
                                        .11% thereafter

     INTERNATIONAL EQUITY INDEX FUND    .35% of the first $50,000,000 of net assets
                                        .30% of the next $50,000,000 of net assets
                                        .20% thereafter


The quarterly fee payable by SFIM to BGFA with respect to each index Fund will be reduced by certain credits. The fee with respect to the Large Cap Equity Index Fund and Small Cap Equity Index Fund will be reduced by $875 and $2,875 per quarter, respectively. The fee with respect to the International Equity Index Fund will be reduced by $3,750 per quarter and an additional amount based upon such Fund's international custody charges.

The Sub-Advisory Agreement was approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such Agreements or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and subsequently were approved by the sole shareholder of each Fund. The Sub-advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of SFIM or BGFA, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The Sub-advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

BGFA manages the investments of the Large Cap, Small Cap, and International Equity Index Funds, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, BGFA follows SFIM's policy of seeking to obtain the most favorable price and efficient execution available.

SECURITIES ACTIVITIES OF THE INVESTMENT ADVISERS

Securities held by the Trust may also be held by separate accounts or mutual funds for which SFIM or BGFA acts as an adviser, some of which may be affiliated with SFIM or BGFA. Because of different investment objectives, cash flows or other factors, a particular security may be bought by SFIM or BGFA for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, SFIM or BGFA may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

If purchases or sales of securities for a Fund or other client of SFIM or BGFA arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of SFIM or BGFA during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

On occasions when SFIM or BGFA (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by SFIM or BGFA in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As described above, either SFIM or BGFA determines which securities to buy and sell for the Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter. During the fiscal year ended December 31, 1998, the Funds paid brokerage commissions of:


    Money Market Fund                                    $        0
                                                           -------------
    Bond Fund                                                     0
                                                            ------------
    Large Cap Equity Index Fund                                 5,230
                                                            ------------
    Small Cap Equity Index Fund                                46,755
                                                            ------------
    International Equity Index Fund                            137,075
                                                            ------------
    Stock and Bond Balanced Fund                                  0
                                                            ------------

No Fund has paid any brokerage commissions to: (i) any broker that is an affiliated person of the Trust or an affiliated person of that person; or (ii) any broker an affiliated person of which is an affiliated person of the Trust or State Farm.

In placing orders for securities transactions, SFIM's policy (followed by BGFA) is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission in order to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

When selecting broker-dealers to execute portfolio transactions, SFIM considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to SFIM. In some cases, SFIM may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by SFIM in providing investment advisory services to the Trust. In addition, SFIM may select broker-dealers to execute portfolio transactions who are affiliated with the Trust or SFIM. However, all such directed brokerage will be subject to SFIM's policy to attempt to obtain the most favorable price and efficient execution possible.

PORTFOLIO TURNOVER

There are no fixed limitations regarding the portfolio turnover rate for either the Bond Fund or Money Market Fund, and securities initially satisfying the objectives and policies of one of these Funds may be disposed of when they are no longer deemed suitable. Consistent with each equity index Fund's investment objective, the Large Cap, Small Cap, and International Equity Index Funds will attempt to minimize portfolio turnover. The Stock and Bond Balanced Fund's portfolio turnover is expected to be low. The Stock and Bond Balanced Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange, (currently at 4:00 p.m., New York City time) on each day when the New York Stock Exchange is open for business. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. Shares will not be priced on days when the NYSE is closed and on certain local holidays when the Funds are not open for business. The days on which the Funds are not open for business include November 26, December 23, December 24 and December 31, 1999. The net asset value per share is computed by dividing the difference between the value of the Fund's assets and liabilities by the number of shares outstanding. Interest earned on portfolio securities and expenses, including fees payable to SFIM, are accrued daily.

Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market. In the absence of any National Market sales on that day, equity securities are valued at the last reported bid price.

Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities.

If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Debt instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the Trustees believe the amortized cost method of valuation does not fairly reflect the fair value of any security, fair value will be determined in good faith by or under the direction of the Board of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to value foreign securities (other than American Depositary Receipts) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in foreign securities may not take place contemporaneously with the valuation of such foreign securities in such Funds. In addition, foreign securities held by the Large Cap and International Equity Index Funds may be traded actively in securities markets which are open for trading on days when those Funds do not calculate their net asset value. Accordingly, there may be occasions when the Large Cap or International Equity Index Fund does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price which the Board of Trustees or its delegate believes reflects the current and true price of the security.

Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust (the "Board") has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

PERFORMANCE INFORMATION

The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission. These equations do not reflect charges associated with the Contracts. The changes associated with the Contracts are described fully in the Contract prospectus.

Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $10,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $10,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

The Funds' total returns for the period from the commencement of their operations through December 31, 1998, and yield for the 30 days ended December 31, 1998, were:

----------------------------------------------------------------------------------------------------------------------
                                      TOTAL RETURN                     30 DAY YIELD
FUND                         INCEPTION TO 12/31/98            PERIOD ENDED 12/31/98
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                             +n/a                           4.96%
----------------------------------------------------------------------------------------------------------------------
Bond Fund                                   6.49%*                           5.26%
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity Index Fund                29.26%*                           1.72%
----------------------------------------------------------------------------------------------------------------------
Small Cap Equity Index Fund                -1.89%+                           1.55%
----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund            17.90%*                           1.09%
----------------------------------------------------------------------------------------------------------------------
Stock and Bond Balanced Fund                14.66+                           2.91%
----------------------------------------------------------------------------------------------------------------------

*        From January 22, 1998.
+        From January 29, 1998.

The Money Market Fund may also quote its current yield and effective yield. Current yield is an annualized yield based on the actual total return for a seven-day period. Effective yield is an annualized yield based on a daily compounding of the current yield. The Money Market Fund's current yield and effective yield for the seven-days ended December 31, 1998 were 4.83% and 4.95%, respectively.

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and (t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Advisers' views as to markets, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

TAXES

GENERAL TAX INFORMATION

The Trust intends that each of the Funds will continue to qualify as a regulated investment company under the Subchapter M of Chapter 1 of the Internal Revenue Code, as amended (the "Code"). If each Fund continues to qualify as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Trust intends to do), then under the provisions of Subchapter M, each Fund should have little or no income taxable to it under the Code.

Each Fund of the Trust must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year,
(a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities, and no more that 5% of the value of the Fund may consist of such other securities of any one issuer and the Fund must not hold more than 10% of the outstanding voting stock of any such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require a Fund to maintain or dispose of an investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

Each of the Funds also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the Accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the Investment Company Act of 1940, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, for example, to alter the investment objectives of one or more of the Funds. No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the Securities and Exchange Commission, to the extent legally required.

FOREIGN INVESTMENTS

Funds investing in foreign securities or currencies (including the Money Market Fund, Large Cap Equity Index Fund, and International Equity Index Fund) may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding on dividends and interest, if any, is generally at rates between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. Owners of variable life insurance and variable annuity contracts investing in such Fund will bear the costs of any foreign tax, but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments will be reduced by these taxes and interest charges. Owners of variable life insurance policies and variable annuity contracts investing in such Funds will bear the cost of these taxes and interest charges.

ADDITIONAL TAX CONSIDERATIONS

If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Fund's current or accumulated earnings and profits. Owners of variable life insurance and annuity contracts which have invested in such a Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return achieved by a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser might otherwise believe to be desirable.

The Funds should not be subject to the 4% Federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

The discussion of "Taxes" in the Prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the Prospectus. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Funds. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

OFFERING AND PURCHASE OF SHARES

SFIM acts as the Trust's underwriter in the distribution of the shares of each Fund. See "Investment Adviser" and "Service Providers" in this SAI for more information regarding the activities of SFIM.

Shares of the Funds are sold in a continuous offering and are authorized to be offered to certain registered separate accounts (the "Accounts") of State Farm Life Insurance Company ("State Farm") to support certain variable annuity contracts and variable life insurance contracts offered by State Farm (together, the "Contracts"). Net purchase payments under the Contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at net asset value without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Trust any orders to purchase or redeem shares of the Fund(s) based on the purchase payments, redemption (surrender) requests, and transfer requests from Contract owners, annuitants and beneficiaries that have been processed that day. The Accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

Please refer to the separate prospectuses for the Contracts and the Accounts for a more detailed description of the procedures whereby a Contract owner, annuitant or beneficiary may allocate his or her interest in the Account to a subaccount using the shares of one of the Funds as an underlying investment medium.

In the future, the Trust may offer shares of one or more of the Funds (including new funds that might be added to the Trust) to other registered or unregistered separate accounts of State Farm or its life insurance company affiliates to support variable annuity or variable life insurance contracts (other than the Contracts). Likewise, the Trust may also, in the future and subject to obtaining required regulatory approvals, offer shares of one or more of the Funds directly to qualified pension and retirement plans.

Because shares of the Funds are offered to Accounts supporting variable annuity Contracts and Accounts supporting variable life insurance Contracts, a potential for certain conflicts may exist between the interests of owners of variable annuity Contracts and owners of variable life insurance Contracts. Likewise, in the event that shares of any Fund are offered to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Trust does not currently foresee any disadvantage to owners of either variable annuity Contracts or variable life insurance Contracts arising from the fact that shares of any Fund might be held by such entities. The Trust's Board of Trustees, however, will monitor the Funds in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

REDEMPTION OF SHARES

Shares are redeemed at the net asset value per share next determined after the receipt of proper notice of redemption. Payment for redeemed shares will generally occur within seven days of receipt of a proper notice of redemption. The Trust reserves the right to redeem shares in kind. The right to redeem shares or to receive payment with respect to any redemption may be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Commission or when such Exchange is closed (other than customary weekend and holiday closings) for any period during which an emergency exists, as defined by the Commission, which makes disposal of a Fund's securities or determination of the net asset value of a Fund not reasonably practicable, and for any other periods as the Commission may by order permit for the protection of shareholders of the Fund.

DIVIDENDS AND DISTRIBUTIONS

It is the Trust's intention to distribute substantially all the net investment income, if any, of a Fund. Dividends from net investment income of a Fund will be paid at least semi-annually and distributions from net realized capital gains will be paid at least annually; all dividends and distributions will be reinvested in additional full and fractional shares of that Fund. Shares will begin accruing dividends on the day following the date on which the shares are issued, the date of issuance customarily being the "settlement" date.

ADDITIONAL INFORMATION

SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Pursuant to an underwriting agreement and in addition to its duties as investment adviser, SFIM also acts as the principal underwriter for the Trust. For its services as principal underwriter, SFIM receives no additional compensation. As described more fully above, shares of each Fund are sold in a continuous offering and are authorized to be offered to the Accounts to support the Contracts.

CUSTODIANS

Chase Manhattan Trust Company of Illinois, c/o Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of the Money Market Fund, Bond Fund, and Stock and Bond Balanced Fund. Under its custody agreement with the Trust, Chase Manhattan maintains the portfolio securities acquired by the Money Market, Bond, and Stock and Bond Balanced Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Similarly, Barclays Global Investors, 45 Fremont Street, San Francisco, California 94105 ("BGI"), is the Trust's custodian for the Large Cap and Small Cap Equity Index Funds. Under its custody agreement with the Trust, BGI maintains the portfolio securities acquired by the Large Cap and Small Cap Equity Index Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the International Equity Index Fund. Under its custody agreement with the Trust, IBT maintains the portfolio securities acquired by the International Equity Index Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of this Fund, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission.

Chase Manhattan, BGI, and IBT (the "custodians") may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. SFIM performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each of the Funds other than the International Equity Index Fund. IBT performs fund accounting services for the International Equity Index Fund.

CODE OF ETHICS

SFIM intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with SFIM and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of SFIM. Barclays has adopted a similar Code of Ethics relating to its employees, and the Board of Trustees of the Trust has adopted Barclays' Code of Ethics insofar as it relates to Barclays' employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

INDEPENDENT AUDITORS

Ernst & Young LLP acts as independent auditors for the Trust. Its offices are at 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young LLP performs an audit of the financial statements of the Trust annually and reviews the federal and state tax returns and performs other services as requested by management of the Trust.

SHARES

The Trust was organized as a business trust pursuant to the laws of the State of Delaware on February 21, 1997. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently six series of shares.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

State Farm Life Insurance Company ("State Farm") provided the initial capital for the Trust by purchasing $15,000,000, $30,000,000, $54,000,000, $10,000,000,
and $10,000,000 of shares in the Large Cap Equity Index, Small Cap Equity Index, International Equity Index, Bond, and Money Market Funds, respectively. Such shares were acquired for investment and can only be disposed of by redemption.

As of February 1, 1999, State Farm owned the following percentages of the Funds' outstanding shares:

                --------------------------------------------
                FUND                                   %
                --------------------------------------------
                Money Market Fund                      50.4%
                --------------------------------------------
                Bond Fund                              34.5%
                --------------------------------------------
                Large Cap Equity Index Fund            29.4%
                --------------------------------------------


                                         -37-

                --------------------------------------------
                Small Cap Equity Index Fund            64.3%
                --------------------------------------------
                International Equity Index Fund        78.5%
                --------------------------------------------
                Stock and Bond Balanced Fund              0%
                --------------------------------------------

All shares of the Funds other than those owned by State Farm are owned of record by the separate accounts underlying the Contracts. No person other than State Farm was known to own beneficially 5% or more of the outstanding shares of any Fund.

VOTING RIGHTS

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, contract owners or plan participants having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

OTHER INFORMATION

This Statement of Additional Information and the Prospectus for the Trust do not contain all the information set forth in the registration statement and exhibits relating thereto (the "Registration Statement"), which the Trust has filed with the Commission, to which reference is hereby made.

AUDITED FINANCIAL STATEMENTS

The financial statements of the Trust appearing in the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the registration statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
COMMON STOCKS (77.4%)
Aerospace/Defense (.5%)
      4,151  Boeing Co.                                $   135,427
        527  General Dynamics Corp.                         30,895
        803  Lockheed Martin Corp.                          68,054
        263  Northrop Grumman Corp.                         19,232
                                                       -----------
                                                           253,608
                                                       -----------
Agriculture, Foods, & Beverage (4.4%)
        149  Adolph Coors Co. Class B                        8,409
      2,004  Anheuser Busch Cos. Inc.                      131,514
      2,508  Archer-Daniels-Midland Company                 43,106
      1,204  Bestfoods                                      64,113
        258  Brown Forman Corp. Class B                     19,527
      1,864  Campbell Soup Company                         102,520
      1,607  Coca-Cola Enterprises Inc.                     57,450
      2,028  ConAgra Inc.                                   63,882
        651  Fred Meyer (a)                                 39,223
        656  General Mills Inc.                             51,004
        625  Hershey Foods Corp.                            38,867
      1,468  HJ Heinz Co.                                   83,126
      1,646  Kellogg Company                                56,170
      6,109  Pepsico Inc.                                  250,087
        963  Pioneer Hi-Bred International                  26,001
        567  Quaker Oats Co.                                33,736
      1,314  Ralston Purina Co.                             42,541
      1,330  RJR Nabisco Holdings                           39,484
      3,848  Sara Lee Corp.                                108,466
      1,637  Seagram Ltd.                                   62,206
        540  Supervalu Inc.                                 15,120
      1,374  Sysco Corp.                                    37,699
     10,215  The Coca-Cola Company                         683,128
      2,664  Unilever NV                                   220,946
          1  Vlasic Foods International Inc. (a)                24
        507  William Wrigley Jr. Co.                        45,408
                                                       -----------
                                                         2,323,757
                                                       -----------

Airlines (.3%)
        739  AMR Corp. (a)                                  43,878
        596  Delta Air Lines Inc.                           30,992
      1,356  Laidlaw, Inc.                                  13,645
      1,408  Southwest Airlines Co.                         31,592
        407  US Airways Group Inc. (a)                      21,164
                                                       -----------
                                                           141,271
                                                       -----------

Automotive (1.2%)
        106  Aeroquip-Vickers Inc.                           3,173
        382  Cooper Tire & Rubber Co.                        7,807
        151  Cummins Engine Inc.                             5,360
          1  Daimler Chrysler (a)                               96
        675  Dana Corp.                                     27,591
      5,062  Ford Motor Co.                                297,076

  SHARES                                                  VALUE
-----------                                            -----------
      2,723  General Motors Corp.                      $   194,865
        722  Genuine Parts Co.                              24,142
        652  Goodyear Tire & Rubber Co.                     32,885
        385  ITT Industries Inc.                            15,304
        225  Navistar International Corp. (a)                6,412
        285  Paccar Inc.                                    11,721
        197  Snap On Inc.                                    6,858
        511  TRW Inc.                                       28,712
                                                       -----------
                                                           662,002
                                                       -----------

Banks (5.2%)
      1,260  Bank of Boston Corp.                           49,061
      3,154  Bank of New York Inc.                         126,948
      4,837  Bank One Corporation                          246,989
      7,123  BankAmerica Corp.                             428,270
        421  Bankers Trust NY Corp.                         35,969
      1,186  BB&T Corp.                                     47,811
      3,534  Chase Manhattan Corp.                         240,533
        665  Comerica Inc.                                  45,345
      1,137  Fifth Third Bancorp                            81,082
      4,138  First UN Corp.                                251,642
      2,406  Fleet Financial Group Inc.                    107,518
        218  Golden West Financial                          19,988
        846  Hunting Bancshares Inc.                        25,433
        720  JP Morgan & Co. Inc.                           75,645
      1,928  Keycorp                                        61,696
      1,116  Mellon Bank Corp.                              76,725
        487  Northern Trust Co.                             42,521
      1,284  PNC Bank Corp.                                 69,497
        468  Republic NY Corp.                              21,323
        661  State Street Corp.                             45,981
        716  Summit Bancorp                                 31,280
        836  Suntrust Banks Inc.                            63,954
      1,110  Synovus Financial Corp.                        27,056
        843  Wachovia Corporation                           73,710
      2,480  Washington Mutual Inc.                         94,705
      6,679  Wells Fargo                                   266,743
      2,970  US Bancorp                                    105,435
                                                       -----------
                                                         2,762,860
                                                       -----------

Building Materials & Construction (.2%)
        156  Armstrong World Industries                      9,409
        395  Black & Decker Corp.                           22,145
        193  Centex Corp.                                    8,697
        147  Fleetwood Enterprises Inc.                      5,108
        128  Kaufman & Broad Home Corp.                      3,680
      1,390  Masco Corp.                                    39,962
        182  Owens Corning                                   6,450
        134  Pulte Corp.                                     3,727
        328  Stanley Works                                   9,102
                                                       -----------
                                                           108,280
                                                       -----------

---------
       8

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
Chemicals (1.4%)
        913  Air Products & Chemicals Inc.             $    36,520
        263  BF Goodrich Co.                                 9,435
        913  Dow Chemical                                   83,026
        357  Eastman Chemical Co.                           15,976
        533  Ecolab Inc.                                    19,288
      4,700  EI du Pont de Nemours & Co.                   249,394
        589  Engelhard Corp.                                11,485
        108  FMC Corp. (a)                                   6,048
        195  Great Lakes Chemical Corp.                      7,800
        443  Hercules Inc.                                  12,127
        468  Int'l Flavors & Fragrances                     20,680
      2,619  Monsanto Co.                                  124,402
        466  Morton International Inc.                      11,417
        258  Nalco Chemical Co.                              7,998
        721  PPG Industries Inc.                            41,998
        655  Praxair Inc.                                   23,089
        716  Rohm & Haas Co.                                21,570
        450  Sigma-Aldrich Corporation                      13,219
        561  Union Carbide Corp.                            23,842
        348  WR Grace (a)                                    5,459
                                                       -----------
                                                           744,773
                                                       -----------
Commercial Service/Supply (1.3%)
      3,535  Cendant Corp. (a)                              67,386
        362  Deluxe Corp.                                   13,236
        705  Dun & Bradstreet                               22,252
      1,349  Eastman Kodak Co.                              97,128
        632  FDX Corp. (a)                                  56,248
        373  H&R Block Inc.                                 16,785
        602  Interpublic Group Cos. Inc.                    48,009
        427  Moore Ltd.                                      4,697
      1,164  Pitney Bowes Inc.                              76,897
        165  Polaroid Corp.                                  3,083
        616  RR Donnelley & Sons Inc.                       26,988
      1,113  Service Corp. International                    42,364
      1,300  Staples Inc. (a)                               56,794
      1,351  Xerox Corporation                             159,418
                                                       -----------
                                                           691,285
                                                       -----------

Computer Software and Services (4.2%)
        241  Adobe Systems Inc.                             11,267
        172  Autodesk Inc.                                   7,342
      1,244  Automatic Data Processing Inc.                 99,753
        278  Ceridian Corp. (a)                             19,408
      2,187  Computer Associates Intl. Inc.                 93,221
        675  Computer Sciences Corp. (a)                    43,495
      2,031  Electronic Data Systems Corp.                 102,058
      1,880  First Data Corp.                               59,573
        656  Gateway 2000 Inc. (a)                          33,579
      1,924  HBO & Co.                                      55,195
     10,324  Microsoft Corporation (a)                   1,431,810
      1,423  Novell Inc. (a)                                25,792
      4,048  Oracle Corp. (a)                              174,570
  SHARES                                                  VALUE
-----------                                            -----------
      1,143  Parametric Technology Corp. (a)           $    18,717
        900  PeopleSoft Inc.                                17,044
         75  Shared Medical Systems Corp.                    3,741
      1,099  Unisys Corp. (a)                               37,847
                                                       -----------
                                                         2,234,412
                                                       -----------

Computers (4.2%)
      1,486  3Com Corp. (a)                                 66,591
         74  America Online (a)                             10,711
        599  Apple Computer Inc. (a)                        24,522
        862  Ascend Communications (a)                      56,676
        691  Cabletron Systems Inc. (a)                      5,787
      7,063  Compaq Computer Corp.                         296,205
        196  Data General Corp. (a)                          3,222
      5,268  Dell Computer Corp. (a)                       385,552
      2,066  EMC Corp. (a)                                 175,610
      4,288  Hewlett-Packard Company                       292,924
        575  Ikon Office Solutions                           4,923
      3,883  Int'l Business Machines Corp.                 717,384
      1,063  Seagate Technology (a)                         32,156
        749  Silicon Graphics Inc. (a)                       9,643
      1,553  Sun Microsystems Inc. (a)                     132,976
                                                       -----------
                                                         2,214,882
                                                       -----------

Consumer & Marketing (2.9%)
        187  Alberto-Culver Company                          4,991
        272  American Greetings Corp. Class A               11,169
      1,108  Avon Products Inc.                             49,029
        449  Brunswick Corp.                                11,113
        448  Clorox Co.                                     52,332
      1,226  Colgate Palmolive Co.                         113,865
        581  Darden Restaurants Inc.                        10,458
        867  Fort James Corp.                               34,680
        553  Hasbro Inc.                                    19,977
        128  Jostens Inc.                                    3,352
      2,233  Kimberly Clark Corp.                          121,698
      1,216  Mattel Inc.                                    27,740
        410  Maytag Corp.                                   25,522
      2,839  McDonald's Corporation                        217,538
        683  Newell Co.                                     28,174
      5,533  Procter & Gamble Co.                          505,232
        649  Rubbermaid Incorporated                        20,403
      4,638  The Gillette Company                          224,073
        653  Tricon Global Restaurants (a)                  32,732
        197  Tupperware Corp.                                3,238
        539  Wendys International Inc.                      11,757
        280  Whirlpool Corp.                                15,505
                                                       -----------
                                                         1,544,578
                                                       -----------

Consumer Discretionary (.0%)
        521  Danaher Corp.                                  28,297
                                                       -----------

Containers & Packaging (.1%)
        110  Ball Corp.                                      5,032

                                                                       9 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
        181  Bemis Inc.                                $     6,867
        521  Crown Cork & Seal Inc.                         16,053
        646  Owens-Illinois Inc. (a)                        19,784
        169  Sealed Air Corporation (a)                      8,630
        224  Sealed Air Corporation Conv. Pref. (a)         11,438
        188  Temple Inland Inc.                             11,151
                                                       -----------
                                                            78,955
                                                       -----------

Durable Products (.0%)
        130  Milacron Inc.                                   2,502
                                                       -----------

Electronic/Electrical Mfg. (5.4%)
        633  Advanced Micro Devices Inc. (a)                18,317
        874  AMP Inc.                                       45,503
      1,503  Applied Materials Inc. (a)                     64,159
        165  EG&G Inc.                                       4,589
        178  Elmer Perkin Corp.                             17,366
      1,861  Emerson Electric Co.                          116,429
     13,560  General Electric Company                    1,383,968
        552  Honeywell Inc.                                 41,573
      6,842  Intel Corporation                             811,205
        319  KLA-Tencor Corp. (a)                           13,837
        583  LSI Logic Corp. (a)                             9,401
        857  Micron Technology Inc. (a)                     43,332
        701  National Semiconductor Corp. (a)                9,463
        297  Raychem Corporation                             9,597
      1,377  Raytheon Co.                                   73,325
        792  Rockwell International Corp.                   38,461
        176  Tektronix Inc.                                  5,291
      1,599  Texas Instruments Inc.                        136,814
        195  Thomas & Betts Corp.                            8,446
        448  WW Grainger Inc.                               18,648
                                                       -----------
                                                         2,869,724
                                                       -----------
Engineering & Construction (.0%)
        367  Fluor Corp.                                    15,620
        131  Foster Wheeler Corp.                            1,728
        187  McDermott International Inc.                    4,617
                                                       -----------
                                                            21,965
                                                       -----------

Environmental Controls (.2%)
        695  Browning Ferris Industrials                    19,764
      2,403  Waste Management Inc.                         112,040
                                                       -----------
                                                           131,804
                                                       -----------

Financial Services (4.4%)
      1,903  American Express Company                      194,582
      1,077  American General Corporation                   84,006
      2,898  Associates First Capital                      122,803
        496  Bear Stearns Companies Inc.                    18,538
        261  Capital One Financial Corp.                    30,015
      1,710  Charles Schwab Corp.                           96,081
      9,467  Citigroup                                     468,616
  SHARES                                                  VALUE
-----------                                            -----------
        481  Countrywide Credit Inds. Inc.             $    24,140
        625  Equifax Inc.                                   21,367
      2,783  Federal Home Loan Mortgage                    179,330
      4,286  Federal National Mtg. Assn.                   317,164
      1,092  Franklin Resources Inc.                        34,944
      2,043  Household International Inc.                   80,954
        504  Lehman Brothers Holding Inc.                   22,207
        449  MBIA Inc.                                      29,438
      3,151  MBNA Corporation                               78,578
        640  Mercantile Bancorporation                      29,520
      1,425  Merrill Lynch & Company Inc.                   95,119
        503  MGIC Investment Corp.                          20,026
      2,427  Morgan Stanley Dean Witter                    172,317
      1,351  National City Corp.                            97,947
        678  Paychex Inc.                                   34,875
        946  Regions Financial Corp.                        38,136
        680  SLM Holding Corp.                              32,640
        531  Union Planters                                 24,061
                                                       -----------
                                                         2,347,404
                                                       -----------

Forest Products (.4%)
        187  Boise Cascade Corp.                             5,797
        417  Champion International Corp.                   16,888
        403  Georgia Pacific Corp.                          23,601
      1,304  International Paper Co.                        58,436
        494  Louisiana Pacific Corp.                         9,046
        459  Mead Corporation                               13,454
        108  Potlatch Corp.                                  3,982
        264  Union Camp Corp.                               17,820
        454  Westvaco Corp.                                 12,173
        814  Weyerhaeuser Co.                               41,361
        497  Willamette Industries Inc.                     16,649
                                                       -----------
                                                           219,207
                                                       -----------

Health Care (9.2%)
      6,248  Abbott Laboratories                           306,152
        240  Allergan Inc.                                  15,540
        400  Alza Corporation (a)                           20,900
      5,441  American Home Products Corp.                  306,396
        195  Baush & Lomb Inc.                              11,700
      1,194  Baxter International Inc.                      76,789
      1,068  Becton Dickinson & Co.                         45,590
        498  Biomet Inc.                                    20,044
      1,608  Boston Scientific Corp. (a)                    43,115
      4,121  Bristol-Myers Squibb                          551,441
        836  Cardinal Health Inc.                           63,432
      2,683  Columbia/HCA Healthcare Corp.                  66,404
        189  CR Bard Inc.                                    9,355
      4,591  Eli Lilly & Co.                               408,025
        645  Guidant Corp.                                  71,111
        483  Health Care & Retirement (a)                   14,188
      1,795  Healthsouth Corp. (a)                          27,710
        677  Humana Inc. (a)                                12,059
      5,566  Johnson & Johnson                             466,848

---------
      10

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
        271  Mallinckrodt Inc.                         $     8,350
      1,980  Medtronic Inc.                                147,015
      4,938  Merck & Co. Inc.                              729,281
      5,406  Pfizer Inc.                                   678,115
      2,078  Pharmacia & Upjohn Inc.                       117,667
      6,054  Schering Plough Corp.                         334,483
        383  St. Jude Medical, Inc. (a)                     10,604
      1,285  Tenet Healthcare Corp. (a)                     33,731
        766  United Healthcare Corp.                        32,986
      3,402  Warner Lambert Co.                            255,788
                                                       -----------
                                                         4,884,819
                                                       -----------

Insurance (2.6%)
        587  Aetna Inc.                                     46,153
      3,412  Allstate Corp.                                131,789
      4,382  American Int'l Group Inc.                     423,411
        700  Aon Corp.                                      38,763
        680  Chubb Corp.                                    44,115
        869  Cigna Corp.                                    67,185
      1,311  Conseco Inc.                                   40,067
        932  Hartford Financial Svcs. Group                 51,144
        470  Jefferson Pilot Corp.                          35,250
        454  Lincoln National Corp.                         37,143
        493  Loews Corp.                                    48,437
      1,106  Marsh & McLennan Cos. Inc.                     64,632
        284  Progressive Corp.                              48,103
        595  Provident Companies Inc.                       24,693
        620  Providian Financial Corp.                      46,500
        522  Safeco Corp.                                   22,413
        933  St. Paul Companies Inc.                        32,422
        940  Sunamerica Inc.                                76,258
        620  Torchmark Corp.                                21,894
        246  Transamerica Corp.                             28,413
        567  UNUM Corp.                                     33,099
                                                       -----------
                                                         1,361,884
                                                       -----------

Lodging & Gaming (.1%)
        477  Harrahs Entertainment Inc. (a)                  7,483
      1,135  Hilton Hotels Corp.                            21,707
      1,000  Marriott International Class A                 29,000
        758  Mirage Resorts Inc. (a)                        11,323
                                                       -----------
                                                            69,513
                                                       -----------

Machinery & Manufacturing (2.0%)
      2,287  AlliedSignal Inc.                             101,343
        505  Avery Dennison Corp.                           22,757
        100  Briggs & Stratton Corp.                         4,988
        275  Case Corp.                                      5,998
      1,494  Caterpillar Inc.                               68,724
        680  Cincinnati Financial Corp.                     24,905
        471  Cooper Industries Inc.                         22,461
        912  Corning Incorporated                           41,040
        225  Crane Co.                                       6,792
      1,044  Deere & Co.                                    34,583
  SHARES                                                  VALUE
-----------                                            -----------
        879  Dover Corp.                               $    32,193
        269  Eaton Corp.                                    19,015
        299  Harnischfeger Inc.                              3,046
      1,058  Illinois Tool Works                            61,364
        671  Ingersoll Rand Co.                             31,495
        389  Johnson Controls Inc.                          22,951
        137  Millipore Corp.                                 3,896
      1,696  Minnesota Mining & Mfg.                       120,628
         16  Nacco Industries Inc.                           1,472
        161  National Service Industries Inc.                6,118
        529  Pall Corporation                               13,390
        498  Parker Hannifin Corp.                          16,310
        705  Tenneco Inc.                                   24,014
        668  Textron Inc.                                   50,726
        667  Thermo Electron Corp. (a)                      11,297
        201  Timken Co.                                      3,794
      2,672  Tyco International Ltd.                       201,569
        925  United Technologies Corp.                     100,594
                                                       -----------
                                                         1,057,463
                                                       -----------

Media & Broadcasting (2.6%)
      2,906  CBS Corp. (a)                                  95,172
      1,054  Clear Channel Communications (a)               57,443
      1,522  Comcast Corp. Class A                          89,322
        442  Dow Jones & Co., Inc.                          21,271
      1,202  Gannett Inc.                                   79,557
        271  King World Productions Inc. (a)                 7,978
        368  Knight Ridder Inc.                             18,814
        430  McGraw-Hill Companies Inc.                     43,806
        181  Meredith Corp.                                  6,855
        784  New York Times Co.                             27,195
      1,187  Nextel Communications (a)                      28,043
        682  Omnicom Group                                  39,556
      2,263  Tele Communications Class A (a)               125,172
      8,504  The Walt Disney Company                       255,120
      5,118  Time Warner Inc.                              317,636
        369  Times Mirror Co.                               20,664
        521  Tribune Co.                                    34,386
      1,480  Viacom Inc. (a)                               109,520
                                                       -----------
                                                         1,377,510
                                                       -----------

Mining & Metals (.5%)
        889  Alcan Aluminium Ltd.                           24,059
        797  Allegheny Teledyne                             16,289
        779  ALCOA Inc.                                     58,084
        131  Asarco Inc.                                     1,973
      1,519  Barrick Gold Corp.                             29,621
      1,009  Battle Mountain Gold Co.                        4,162
        550  Bethlehem Steel Corp. (a)                       4,606
        437  Cyprus Amax Minerals Co.                        4,370
        761  Freeport-McMoRan Copper & Gold Inc. (a)         7,943
        843  Homestake Mining Co.                            7,745
        709  Inco Limited                                    7,489
        713  Newmont Mining Corp.                           12,879

                                                                       11-------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
        326  Nucor Corporation                         $    14,100
        212  Phelps Dodge Corp.                             10,786
      1,103  Placer Dome Inc.                               12,685
        268  Reynolds Metals Co.                            14,120
        422  USX US Steel                                    9,706
        418  Worthington Industries Inc.                     5,225
                                                       -----------
                                                           245,842
                                                       -----------

Oil, Gas, & Other Energy (5.2%)
        413  Amerada Hess Corporation                       20,547
      3,358  Amoco Corp.                                   202,739
        515  Anadarko Petroleum Corp.                       15,901
        456  Apache Corp.                                   11,542
        280  Ashland Inc.                                   13,545
      1,341  Atlantic Richfield Inc.                        87,500
      1,308  Baker Hughes Inc.                              23,135
        718  Burlington Resources Inc.                      25,713
      2,722  Chevron Corporation                           225,756
        849  Coastal Corp.                                  29,662
        379  Columbia Energy Group                          21,887
        416  Consolidated Natural Gas                       22,464
         91  Eastern Enterprises                             3,981
      1,360  Enron Corp.                                    77,605
     10,084  Exxon Corporation                             737,393
      1,833  Halliburton Co.                                54,303
        200  Helmerich & Payne Inc.                          3,875
        170  Kerr McGee Corp.                                6,503
      3,257  Mobil Corp.                                   283,766
        172  Nicor Inc.                                      7,267
      1,462  Occidental Pete Corp.                          24,671
         87  Oneok Inc.                                      3,143
        461  Oryx Energy Company (a)                         6,195
          6  Pennzenergy                                        98
          6  Pennzoil-Quaker State Co. (a)                      89
        120  Peoples Energy Corp.                            4,785
      1,108  Pete Phillips Co.                              47,229
        398  Rowan Companies Inc. (a)                        3,980
      8,873  Royal Dutch Petroleum Company                 424,795
      2,218  Schlumberger Ltd.                             102,305
        972  Sempra Energy                                  24,665
        468  Sonat Inc.                                     12,665
        442  Sunoco Inc.                                    15,940
      2,195  Texaco Inc.                                   116,061
      1,082  Union Pacific Resources Group Inc.              9,806
      1,027  Unocal Corp.                                   29,976
      1,311  USX Marathon Group                             39,494
      1,789  Williams Companies Inc.                        55,794
                                                       -----------
                                                         2,796,775
                                                       -----------

Pharmaceuticals (.3%)
      1,081  Amgen Inc. (a)                                113,032
        689  IMS Health Inc.                                51,976
                                                       -----------
                                                           165,008
                                                       -----------
  SHARES                                                  VALUE
-----------                                            -----------

Retailers (5.2%)
      1,050  Albertsons Inc.                           $    66,872
      1,180  American Stores Co.                            43,586
        637  Autozone Inc. (a)                              20,981
      2,275  Carnival Corp.                                109,200
        372  Circuit City Stores-Carmax                     18,577
        464  Consolidated Stores (a)                         9,367
        869  Costco Companies Inc. (a)                      62,731
      1,582  CVS Corp.                                      87,010
      1,847  Dayton Hudson Corp.                           100,200
        471  Dillards Inc.                                  13,365
        762  Dollar General Corp.                           18,002
        844  Federated Department Stores (a)                36,767
      2,412  GAP Inc.                                      135,675
        126  Great Atlantic & Pacific                        3,733
        261  Harcourt General Inc.                          13,882
      6,517  Home Depot Inc.                               398,759
      1,090  JC Penney Inc.                                 51,094
      2,024  K-Mart Corp. (a)                               30,993
        653  Kohls Corporation (a)                          40,119
      1,100  Kroger Co. (a)                                 66,550
        903  Limited Inc.                                   26,300
        127  Longs Drug Stores Inc.                          4,763
      1,428  Lowes Companies Inc.                           73,096
        932  May Department Stores Co.                      56,270
        633  Nordstrom Inc.                                 21,957
        227  Pep Boys Manny Moe & Jack                       3,561
      1,033  Rite Aid Corp.                                 51,198
      2,009  Safeway Inc. (a)                              122,423
      1,583  Sears Roebuck & Co.                            67,278
        710  Sherwin Williams Co.                           20,856
        456  Tandy Corp.                                    18,782
      1,302  TJX Companies Inc.                             37,758
      1,160  Toys R Us Inc. (a)                             19,575
        570  Venator Group Inc. (a)                          3,669
      9,303  Wal-Mart Stores Inc.                          757,613
      2,043  Walgreen Co.                                  119,643
        637  Winn Dixie Stores Inc.                         28,585
                                                       -----------
                                                         2,760,790
                                                       -----------

Technology (.2%)
        837  BMC Software (a)                               37,299
        483  Solectron Corp. (a)                            44,889
                                                       -----------
                                                            82,188
                                                       -----------

Telecom & Telecom Equipment (9.7%)
      2,410  Airtouch Communications Inc. (a)              173,821
      1,157  Alltel Corporation                             69,203
      4,576  Ameritech Corp.                               290,004
        405  Andrew Corp. (a)                                6,683
      7,482  AT&T Corp.                                    563,021
      6,457  Bell Atlantic Corp.                           366,838
      8,172  Bellsouth Corp.                               407,579
      6,507  Cisco Systems Inc. (a)                        603,931

---------
      12

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                  VALUE
-----------                                            -----------
        703  Frontier Corp.                            $    23,902
        645  General Instrument Corp. (a)                   21,890
      4,017  GTE Corp.                                     270,896
        359  Harris Corp.                                   13,148
      5,444  Lucent Technologies Inc.                      598,840
      7,551  MCI Worldcom Inc. (a)                         541,784
      2,537  MediaOne Group (a)                            119,239
      2,527  Motorola Inc.                                 154,305
      2,697  Northern Telecom Ltd.                         135,187
      8,095  SBC Communications                            434,094
        283  Scientific Atlanta Inc.                         6,456
      1,815  Sprint Corp.                                  152,687
      1,779  Sprint Corp. PCS (a)                           41,139
        770  Tellabs Inc. (a)                               52,793
      2,053  US West Inc.                                  132,675
                                                       -----------
                                                         5,180,115
                                                       -----------

Textiles & Clothing (.2%)
        271  Fruit of the Loom Inc. (a)                      3,743
        258  Liz Claiborne Inc.                              8,143
      1,190  Nike Inc.                                      48,269
        187  Reebok International Ltd. (a)                   2,782
        148  Russell Corp.                                   3,006
         90  Springs Industries Inc. Class A                 3,729
        509  VF Corp.                                       23,859
                                                       -----------
                                                            93,531
                                                       -----------

Tobacco (1.1%)
        733  Fortune Brands Inc.                            23,181
     10,052  Philip Morris Companies Inc.                  537,782
        743  UST Inc.                                       25,912
                                                       -----------
                                                           586,875
                                                       -----------

Transportation (.4%)
      1,981  Burlington North Santa Fe                      66,859
        876  CSX Corp.                                      36,354
        491  New Century                                    23,936
      1,553  Norfolk Southern Corp.                         49,211
        278  Ryder Systems Inc.                              7,228
      1,071  Union Pacific Corp.                            48,262
                                                       -----------
                                                           231,850
                                                       -----------

Utilities & Energy (1.8%)
        564  Ameren Corporation                             24,076
        794  American Electric Power Co.                    37,368
        645  Baltimore Gas & Elec. Co.                      19,914
        640  Carolina Power & Light Co.                     30,120
        834  Central & Southwest Corp.                      22,883

 SHARES OR
 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
        665  Cinergy Corp.                             $    22,859
        934  Consolidated Edison Inc.                       49,385
        818  Dominion Resources Inc.                        38,242
        615  DTE Energy Co.                                 26,368
      1,494  Duke Energy Corp.                              95,709
      1,462  Edison International                           40,753
      1,047  Entergy Corp.                                  32,588
      1,030  Firstenergy Corp.                              33,539
        728  FPL Group Inc.                                 44,863
        541  GPU Inc.                                       23,905
      1,220  Houston Industries Inc.                        39,193
        738  Niagara Mohawk Power Corp. (a)                 11,900
        648  Northern States Power Co.                      17,982
      1,252  Pacificorp                                     26,370
        879  Peco Energy Co.                                36,588
      1,560  PG&E Corp.                                     49,140
        631  PP&L Resources Inc.                            17,589
        918  Public Service Enterprise Group                36,720
      2,868  Southern Co.                                   83,351
      1,172  Texas Utilities Co. Holding Co.                54,718
        708  The AES Corp. (a)                              33,542
        867  Unicom Corp.                                   33,434
                                                       -----------
                                                           983,099
                                                       -----------
Total Common Stocks
  (cost $34,455,064)                                    41,258,828

SHORT-TERM INVESTMENTS (22.6%)
             U.S. Treasury Bills, 4.340% and 4.400%,
               January, 1999 to February, 1999
$12,070,000    (cost $12,021,166)                       12,026,423
                                                       -----------

TOTAL INVESTMENTS (100.0%)
  (cost $46,476,230)                                    53,285,251

CASH AND OTHER ASSETS, LESS LIABILITIES (0.0%)
                                                            19,471
                                                       -----------
NET ASSETS (100.0%)                                    $53,304,722
                                                       -----------
                                                       -----------

Notes:

(a)  Non-income producing security.
At December 31, 1998, net unrealized appreciation of $6,809,021 consisted of gross unrealized appreciation of $7,618,309 and gross unrealized depreciation of $809,288 based on cost of $46,476,230 for federal income tax purposes.

See accompanying notes to financial statements.

                                                                       13-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS (95.8%)
Commercial Service/Supply (3.0%)
       269  AHL Services Inc. (a)                     $     8,406
       189  Answerthink Consulting Group (a)                5,079
       492  Boron Lepore & Associates Inc. (a)             16,974
     1,787  Building One Services (a)                      37,304
     1,218  Centertrust Retail Properties Inc.             14,920
       702  Choicepoint Inc. (a)                           45,279
       866  CMG Information Services Inc. (a)              92,229
       674  Concentric Network Corp. (a)                   22,410
       299  Crescent Operating Inc. (a)                     1,420
       295  Diamond Tech Partners Inc. (a)                  5,642
     1,191  Dollar Thrifty Automotive (a)                  15,334
       666  Doubleclick Inc. (a)                           30,345
       243  Duff & Phelps Credit Rating Co.                13,319
       479  DVI Inc. (a)                                    8,682
     2,205  E Spire Communications Inc. (a)                14,057
     1,317  Eastern Environmental Services (a)             39,016
       160  Edutrek International Inc. (a)                    920
       354  Electric Lightwave Inc. (a)                     2,898
       646  Entertainment Properties Trust                 10,982
     1,700  Equity Inns Inc.                               16,362
       546  First Consulting Group Inc. (a)                11,193
       513  FYI Inc. (a)                                   16,416
       992  Gaylord Entertainment Class A                  29,884
     1,040  Getty Images Inc. (a)                          17,875
       346  Golf Trust of America Inc.                      9,601
       494  Hagler Bailly Inc. (a)                          9,880
       373  ITI Technologies Inc. (a)                      11,563
     1,083  Labor Ready Inc. (a)                           21,322
       554  Lasalle Hotel Properties                        5,748
       755  Lasalle Partners Inc. (a)                      22,225
       923  Laser Mortgage Management Inc.                  5,019
       524  Lason Holdings Inc. (a)                        30,490
       270  Leasing Solutions Inc. (a)                      1,097
       826  Lexington Corporate Properties                 10,377
       340  Maximus Inc. (a)                               12,580
     1,208  Metal Management Inc. (a)                       4,228
     1,328  Metrocall Inc. (a)                              5,810
     1,200  Metromedia Fiber Network (a)                   40,200
       248  MGC Communications Inc. (a)                     1,736
       761  Midas Group Inc.                               23,686
     1,579  National Data Corp.                            76,878
       515  National RV Holdings Inc. (a)                  13,261
     1,270  Novacare Employee Services (a)                  6,826
     3,121  Olsten Corp.                                   23,017
       290  Omni America Inc. (a)                           9,280
       517  Pan Pacific Retail Properties                  10,308
       464  Parkway Properties Inc.                        14,500
       355  Pegasus Communication Corp. (a)                 8,897
       787  Petersen Companies Inc. Class A (a)            26,660
       328  Pierce Leahy Corp. (a)                          8,364
       912  PLD Telekom Inc. (a)                            1,653

  SHARES                                                 VALUE
----------                                            -----------
       494  Probusiness Services Inc. (a)             $    22,477
       927  Protection One Inc. (a)                         7,937
     1,124  PS Business Packages Inc.                      26,835
       355  Remedytemp Inc. (a)                             5,369
     1,394  Safety-Kleen Corp. (a)                         19,690
       522  Schawk Inc.                                     7,243
     1,918  Security Capital Group (a)                     26,013
     3,106  Sensormatic Electronics Corp. (a)              21,548
     1,093  SL Green Realty Corp.                          23,636
       399  SOS Staffing Services Inc. (a)                  2,893
       762  Tower Realty Trust Inc.                        15,335
     2,135  Unicapital Corp. (a)                           15,746
            United Payors & United Providers Inc.
       659    (a)                                          18,781
       588  URS Corp. (a)                                  13,744
       571  US Restaurants Properties                      13,882
     1,697  Valassis Communications Inc. (a)               87,608
       193  Waste Industries Inc. (a)                       3,329
     4,610  Wastemasters Inc. (a)                           1,441
       219  Western Staff Services Inc. (a)                 1,369
                                                      -----------
                                                        1,227,028
                                                      -----------

Consumer & Marketing (.4%)
     1,100  Arvin Industries Inc.                          45,856
     1,700  Jostens Inc.                                   44,519
       300  Kenneth Cole Production Association (a)         5,625
     2,162  Meristar Hospitality                           40,132
       164  Mine Safety Appliances Company                 11,644
       300  Syms Corp. (a)                                  2,700
       500  Talbots Inc.                                   15,687
                                                      -----------
                                                          166,163
                                                      -----------

Consumer Discretionary (16.9%)
       196  800-JR Cigar Inc. (a)                           4,557
       400  Abacus Direct Corp. (a)                        18,200
       800  ABM Industries Inc.                            27,700
     2,000  Acclaim Entertainment Inc. (a)                 24,500
       794  Ackerley Group Inc.                            14,490
       700  Action Performance Co. Inc. (a)                24,762
       852  Adelphia Communications Corp. (a)              38,979
       300  Administaff Inc. (a)                            7,500
     1,600  Adolph Coors Co. Class B                       90,300
     1,000  Advo Inc. (a)                                  26,375
       450  Agribrands International (a)                   13,500
       700  Alternative Resources Corp. (a)                 7,437
       242  Ambassadors International Inc. (a)              3,569
       300  AMC Entertainment Inc. (a)                      6,319
       400  Amerco Inc. (a)                                11,175
       264  American Classic Voyages Co. (a)                4,653
       634  American Eagle Outfitters (a)                  42,240
     1,911  American Media Inc. (a)                        10,630
     2,000  American Mgmt. Systems Inc. (a)                80,000
       761  American Retirement Corp. (a)                  11,938
       672  American Skiing Corp. (a)                       5,166

---------
      14

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     4,433  American Tower Corp. (a)                  $   131,051
     1,100  Ames Department Stores Inc. (a)                29,700
       360  Anchor Gaming (a)                              20,295
     1,007  Ann Taylor Stores Corp. (a)                    39,714
     1,200  Apac Teleservices Inc. (a)                      4,538
     1,221  Applebees International Inc.                   25,183
       520  Applied Graphics Technologies (a)               8,580
     8,646  Aqua Alliance (a)                              17,832
       700  Arron Rents Inc.                               10,587
     1,300  Ascent Entertainment Group (a)                  9,587
       356  At Entertainment Inc. (a)                       2,403
       900  Authentic Fitness Corp.                        16,425
     1,200  Avado Brands Inc.                               9,975
       400  Aviation Sales Co. (a)                         16,250
     2,100  Aztar Corp. (a)                                10,631
       200  Bacou USA Inc. (a)                              4,300
     1,400  Ball Corp.                                     64,050
     1,114  Bally Total Fitness Holding Corp. (a)          27,711
       657  Bandag Inc.                                    26,239
       600  Bassett Furniture Industries                   14,475
       100  Berlitz International Inc. (a)                  2,900
       800  Big Flower Holdings Inc. (a)                   17,650
       345  Blair Corp.                                     7,655
     1,900  Bob Evans Farms Inc.                           49,519
       590  Boise Cascade Office Prods. (a)                 7,965
     1,057  Borg Warner Automotive Inc.                    58,994
       600  Borg Warner Security Corp. (a)                 11,250
     1,700  Bowne & Co. Inc.                               30,387
     1,500  Boyd Gaming Corp. (a)                           4,969
        50  BRC Holdings Inc. (a)                             937
     2,400  Brightpoint Inc. (a)                           33,000
       800  Brown Group Inc.                               14,050
       300  Brylane Inc. (a)                                6,975
       300  Buckle Inc. (a)                                 7,200
     1,234  Budget Group Inc. (a)                          19,590
     2,100  Buffets Inc. (a)                               25,069
     1,000  Burlington Coat Factory                        16,312
       500  Bush Industries Inc.                            6,219
       988  Caribiner International Inc. (a)                9,015
       300  Carmike Cinemas Inc. (a)                        6,094
       415  Carriage Services Inc. (a)                     11,802
       258  Casella Waste Systems Inc. (a)                  9,578
     2,400  Caseys General Stores Inc.                     31,275
     1,200  Cash America Intl. Inc.                        18,225
       900  Catalina Marketing Corp. (a)                   61,537
       740  Cato Corp.                                      7,284
       500  CDI Corp. (a)                                  10,094
       544  CDNow Inc. (a)                                  9,792
       825  CEC Entertainment (a)                          22,894
     1,400  Central Garden & Pet Co. (a)                   20,125
       493  Central Parking Corp.                          15,992
       514  Championship Auto Racing (a)                   15,227
     4,600  Charming Shoppes Inc. (a)                      19,837
     1,900  Checkfree Holdings Corp. (a)                   44,412
  SHARES                                                 VALUE
----------                                            -----------
       800  Cheesecake Factory Inc. (a)               $    23,725
       605  Childrens Place (a)                            15,201
     1,749  Chiquita Brands Intl. Inc.                     16,725
     1,716  Choice Hotels Intl. Inc. (a)                   23,488
       345  Churchill Downs Inc.                           11,342
     1,900  Claire's Stores Inc.                           38,950
     1,100  Clarcor Inc.                                   22,000
       400  Cnet Inc. (a)                                  21,925
       700  Coinmach Laundry Corp. (a)                      9,100
       426  Coldwater Creek Inc. (a)                        5,857
       600  Cole National Corp. (a)                        10,275
       400  Coleman Inc. (a)                                3,650
       300  Columbia Sportswear Co. (a)                     5,062
       700  Commercial Intertech Corp.                      9,056
       778  Computer Learning Centers Inc. (a)              5,203
       600  Consolidated Cigar Holdings Inc. (a)           10,612
       570  Consolidated Graphics Inc. (a)                 38,511
     1,000  Consolidated Products Inc. (a)                 20,625
       400  Copart Inc. (a)                                12,950
     4,753  Corporate Express Inc. (a)                     24,656
       400  Cost Plus Inc. (a)                             12,550
       400  Cox Radio Inc. (a)                             16,900
       433  CPI Corp.                                      11,474
       907  CSK Auto Corp. (a)                             24,206
       274  CSS Industries Inc. (a)                         8,306
       800  Cylink Corp. (a)                                2,900
       500  Daisytek International Corp. (a)                9,500
       700  Dames & Moore Group                             9,012
       868  Dan River Inc. (a)                             10,199
       200  Data Processing Resource Corp. (a)              5,850
       629  Dave & Buster's Inc. (a)                       14,506
       338  Day Runner Inc. (a)                             4,901
       993  Delco Remy International Inc. (a)               9,744
       100  Delia's Inc. (a)                                1,250
       800  Department 56 Inc. (a)                         30,050
     2,800  DeVry Inc. (a)                                 85,750
       400  Discount Auto Parts Inc. (a)                    8,775
       600  Donna Karan Intl. Inc. (a)                      4,575
       442  Dover Downs Entertainment Co.                   5,332
       900  Dress Barn Inc. (a)                            13,669
       775  Duane Reade Inc. (a)                           29,837
     1,200  Eagle Hardware & Garden Inc. (a)               39,000
       800  Education Management Corp. (a)                 18,900
       611  Elder Beerman Stores Corp. (a)                  7,065
       500  Emmis Broadcasting Corp. (a)                   21,687
       700  Enesco Group Inc.                              16,275
       880  Equity Corp. International (a)                 23,375
     3,355  Extended Stay America Inc. (a)                 35,227
       633  Fairchild Corp. (a)                             9,970
     2,000  Fairfield Communities Inc. (a)                 22,125
       950  Family Golf Centers Inc. (a)                   18,762
     1,500  Fedders USA Inc.                                8,719
     2,086  Federal Signal Corp.                           57,104
     2,300  Fingerhut Companies Inc.                       35,506

                                                                       15-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       800  Finish Line Inc. Class A (a)              $     6,400
       314  Finlay Enterprises Inc. (a)                     3,179
     1,800  First Brands Corp.                             70,987
     1,185  Florida Panthers Holdings (a)                  11,035
     1,600  Foodmaker Inc. (a)                             35,300
     1,116  Footstar Inc. (a)                              27,900
       400  Fossil Inc. (a)                                11,500
     1,000  Franklin Covey Co. (a)                         16,750
       372  Fred's Inc. Class A                             5,580
       452  French Fragrances Inc. (a)                      3,277
       500  Friedmans Inc. (a)                              5,125
       900  G&K Services Inc.                              47,925
       300  Gadzooks Inc. (a)                               2,325
       600  Garden Ridge Corp. (a)                          5,437
       300  GC Companies Inc. (a)                          12,487
     1,600  Gencorp Inc.                                   39,900
     1,200  Genesco Inc. (a)                                6,825
       536  Genesis Direct Inc. (a)                         4,187
       700  Gibson Greetings Inc. (a)                       8,312
       800  Global Directmail Corp. (a)                    18,700
     1,000  Global Industries Tech. Inc. (a)               10,687
       820  Goody's Family Clothing Inc. (a)                8,226
     1,767  Grand Casinos Inc. (a)                         14,246
       193  Gray Communications Systems                     3,534
       800  Great Atlantic & Pacific                       23,700
        29  Grey Advertising Inc.                          10,556
     1,500  Griffon Corporation (a)                        15,937
       581  Group 1 Automotive Inc. (a)                    15,106
     1,600  GT Interactive Software Corp. (a)               8,000
       440  Guess Inc. (a)                                  2,117
       800  Guitar Center Inc. (a)                         19,700
       900  Gulford Mills Inc.                             15,019
     1,100  Gymboree Corp. (a)                              7,012
     1,100  Ha-Lo Industries Inc. (a)                      41,387
     1,000  Hancock Fabrics Inc.                            8,375
     1,500  Handleman Co. (a)                              21,094
     5,319  Hanover Direct Inc. (a)                        18,284
       800  Harman Intl. Industries Inc.                   30,500
     1,088  Hartmarx Corp. (a)                              6,120
       277  Harveys Casino Resorts                          7,669
       385  Haverty Furniture Companies Inc.                8,085
     2,800  Heilig Meyers Co.                              18,725
       600  Herballife International                        8,550
     1,854  Hollinger International                        25,840
     1,400  Hollywood Entertainment Corp. (a)              38,150
       900  Hollywood Park Inc. (a)                         7,481
       800  Homestead Village Inc. (a)                      3,600
       812  Horizon Offshore Inc. (a)                       4,466
     1,300  Host Marriott Services Corp. (a)               13,487
     1,159  Houghton Mifflin Co.                           54,763
     2,161  ICG Communications Inc. (a)                    46,461
       778  IDT Corp. (a)                                  11,962
       400  IHOP Corp. (a)                                 15,975
       700  Inacom Corp. (a)                               10,412
  SHARES                                                 VALUE
----------                                            -----------
     1,300  Infousa Inc. (a)                          $     6,825
     1,500  Innkeepers USA Trust                           17,719
       660  Insight Enterprises Inc. (a)                   33,577
     2,200  Interim Services Inc. (a)                      51,425
       861  International Speedway Corp.                   34,870
       800  Iron Mountain Inc. (a)                         28,850
       800  ITT Educational Services Inc. (a)              27,200
       800  Jo Ann Stores Inc. (a)                         12,900
     1,400  John H. Harland Co.                            22,137
     1,200  John Wiley & Sons Inc. Class A                 57,975
       574  Journal Register Co. (a)                        8,610
     1,100  Just For Feet Inc. (a)                         19,112
       800  Justin Industries Inc.                         10,500
       179  K&G Mens Center Inc. (a)                        1,589
       500  K2 Inc.                                         5,156
     1,100  Kaman Corp.                                    17,669
     1,000  Kellwood Co.                                   25,000
     2,500  La Z Boy Inc.                                  44,531
     1,100  Landry's Seafood Restaurants (a)                8,250
       700  Lands End Inc. (a)                             18,856
       400  Learning Tree International (a)                 3,625
     2,062  Lee Enterprises                                64,953
       800  Libbey Inc.                                    23,150
     1,833  Linens 'N Things Inc. (a)                      72,633
       800  Lo-Jack Corp. (a)                               9,500
       891  Lodgian Inc. (a)                                4,344
     1,700  Lone Star Steakhouse & Saloon (a)              15,619
     1,400  Longs Drug Stores Inc.                         52,500
     1,100  Luby's Cafeterias Inc.                         16,981
     2,000  Lycos Inc. (a)                                111,125
     1,720  Mail-Well Inc. (a)                             19,672
     1,000  Marcus Corp.                                   16,250
       400  Marvel Entertainment Group Inc. (a)             2,475
       936  Maxim Group Inc. (a)                           22,464
     1,020  McClatchy Newspapers Inc.                      36,082
       200  Media Arts Group Inc. (a)                       2,812
     1,112  Media General Inc.                             58,936
       600  Memberworks Inc. (a)                           17,700
       950  Mens Wearhouse Inc. (a)                        30,162
       600  Merrill Corp.                                  11,587
     1,300  Metamor Worldwide Inc. (a)                     32,500
       300  Metro Networks Inc. (a)                        12,787
     2,543  Metromedia Intl. Group Inc. (a)                13,828
       800  Metzler Group Inc. (a)                         38,950
     1,200  Michaels Stores Inc. (a)                       21,713
     1,600  Micro Warehouse Inc. (a)                       54,100
     1,273  Midway Games Inc. (a)                          14,003
       400  Mikasa Inc.                                     5,100
     1,665  Musicland Stores Corp. (a)                     24,871
       869  N2K Inc. (a)                                   11,351
       300  National Presto Industries                     12,787
     1,500  Nautica Enterprises Inc. (a)                   22,500
       410  NCO Group Inc. (a)                             18,450
       600  New England Business Service                   23,475

---------
      16

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     4,100  New Plan Excel Realty Trust Inc.          $    90,969
       800  NFO Worldwide Inc. (a)                          9,200
       700  Norrell Corp.                                  10,325
       600  North Face Inc. (a)                             7,800
       400  NPC International Inc. (a)                      4,825
       700  O'Sullivan Industries Holdings (a)              7,350
     1,437  Oakley Inc. (a)                                13,651
       500  On Assignment Inc. (a)                         17,250
       400  On Command Corp. (a)                            3,625
       600  Oneida Ltd.                                     8,887
       145  Onsale Inc. (a)                                 5,809
       600  Oshkosh B'Gosh Inc.                            12,112
       300  Oxford Industries Inc.                          8,475
       950  Pacific Sunwear CA Inc. (a)                    15,556
       156  Panavision Inc. (a)                             1,931
     1,000  Papa Johns International Inc. (a)              44,125
       363  Party City Corp. (a)                            5,241
       900  Paxson Communications Corp. (a)                 8,269
       300  Penske Motorsports Inc. (a)                     7,987
     1,500  Personnel Group America (a)                    26,250
       900  Petco Animal Supplies Inc. (a)                  9,056
     5,416  Petsmart Inc. (a)                              59,576
     1,100  Phillips Van Heusen Corp.                       7,906
       300  Pillowtex Corp.                                 8,025
       300  Pinkertons Inc. (a)                             6,394
       357  Pinnacle Systems Inc. (a)                      12,763
       366  PJ America Inc. (a)                             6,634
       800  Plantronics Inc. (a)                           68,800
       800  Playboy Enterprises Class B (a)                16,750
       972  Pre Paid Legal Services Inc. (a)               32,076
     2,892  Premier Parks Inc. (a)                         87,483
       200  Primadonna Resorts Inc. (a)                     1,762
     2,500  Prime Hospitality Corp. (a)                    26,406
       300  QRS Corp. (a)                                  14,400
       498  Quaker Fabric Corp. (a)                         3,112
       600  Quiksilver Inc. (a)                            18,000
     1,000  Rainforest Cafe Inc. (a)                        6,062
     1,300  Red Roof Inns Inc. (a)                         21,937
       800  Regis Corp.                                    32,000
       724  Rent Way Inc. (a)                              17,602
     1,059  Rental Service Corp. (a)                       16,613
       700  Renters Choice Inc. (a)                        22,225
       800  Rio Hotel & Casino Inc. (a)                    12,700
       800  Rollins Inc.                                   14,000
     1,667  Romac International Inc. (a)                   37,091
     1,300  Ruby Tuesday Inc.                              27,625
       600  Rural/Metro Corp. (a)                           6,562
       500  Russ Berrie & Company Inc.                     11,750
     1,461  Russell Corp.                                  29,677
     1,800  Ryans Family Steak House Inc. (a)              22,275
       491  Samsonite Corp. (a)                             2,731
       600  Sbarro Inc. (a)                                15,712
       600  Scholastic Corp. (a)                           32,175
       500  Scientific Games Holdings Corp. (a)             9,437
  SHARES                                                 VALUE
----------                                            -----------
       239  Sequa Corporation Class A (a)             $    14,310
     1,057  SFX Entertainment Inc. (a)                     58,003
     1,295  Shopko Stores Inc. (a)                         43,059
       242  Silverleaf Resorts Inc. (a)                     2,254
     1,889  Sitel Corp. (a)                                 4,604
       205  SM&A Corp. (a)                                  3,895
       900  Sonic Corp. (a)                                22,387
       600  Speedway Motorsports Inc. (a)                  17,100
     1,000  Spelling Entertainment Group (a)                7,500
     1,500  Spiegel Inc. (a)                                8,625
     1,500  Sports Authority Inc. (a)                       7,875
       513  Springs Industries Inc. Class A                21,257
       800  St. Johns Knits Inc.                           20,800
       747  Staff Leasing Inc. (a)                          8,684
       800  Staffmark Inc. (a)                             17,900
     1,300  Stage Stores Inc. (a)                          12,187
       900  Station Casinos Inc. (a)                        7,369
     1,231  Stein Mart Inc. (a)                             8,579
       388  Steinway Musical Instruments (a)               10,088
       550  Stoneridge Inc. (a)                            12,512
       383  Strayer Education Inc.                         13,501
     2,200  Stride Rite Corp.                              19,250
       900  Sturm Ruger & Co. Inc.                         10,744
       500  Suburban Lodges America Inc. (a)                4,094
     2,053  Sunglass Hut Intl. Inc. (a)                    14,371
     1,210  Sunterra Corp. (a)                             18,150
     1,300  Superior Services Inc. (a)                     26,081
     1,808  Sylvan Learning Systems Inc. (a)               55,144
       870  Tecumseh Products Co.                          40,564
       592  Thermolase Corp. (a)                            2,701
       200  Timberland Co. (a)                              9,112
       600  TMP Worldwide Inc. (a)                         25,200
       600  Toro Co.                                       17,100
       754  Trans World Entertainment Corp. (a)            14,373
       400  Travel Services Intl. Inc. (a)                 12,200
       264  Trendwest Resorts Inc. (a)                      3,300
       700  Triarc Company Inc. (a)                        11,200
       400  Unifirst Corp.                                  9,125
       700  United Auto Group Inc. (a)                      6,431
       200  United Natural Foods Inc. (a)                   4,825
     1,286  United Rentals Inc. (a)                        42,599
     1,700  United Stationers Inc. (a)                     44,200
       163  United Television Inc.                         18,745
     1,530  Universal Corp.                                53,741
       400  Urban Outfitters Inc. (a)                       6,750
       502  USA Floral Products Inc. (a)                    5,773
     1,200  Vail Resorts Inc. (a)                          26,400
       500  Value City Department Stores (a)                6,969
     1,000  Veterinary Centers America Inc. (a)            19,937
       400  Vincam Group Inc. (a)                           7,025
       300  Vistana Inc. (a)                                4,200
     1,176  Vlasic Foods International Inc. (a)            28,003
       400  Volt Information Sciences (a)                   9,025
       421  Wackenhut Corp.                                10,709

                                                                       17-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       500  Wackenhut Corrections Corp. (a)           $    14,312
     1,924  Walter Industries Inc. (a)                     29,461
       600  WD-40 Co.                                      17,175
       500  West Marine Inc. (a)                            4,937
       800  West Teleservices Corp. (a)                     7,800
     1,000  Westwood One Inc. (a)                          30,500
       500  Wet Seal Inc. (a)                              15,094
       500  Wilmar Industries Inc. (a)                     10,156
       900  Windmere-Durable Holdings (a)                   6,975
     1,879  Wolverine World Wide Inc.                      24,897
     1,800  World Color Press Inc. (a)                     54,787
       400  Young Broadcasting Inc. (a)                    16,750
     1,700  Zale Corp. (a)                                 54,825
                                                      -----------
                                                        7,034,500
                                                      -----------

Consumer Staples (2.1%)
       375  99 Cents Only Stores (a)                       18,422
     1,837  Advantica Restaurant Group Inc. (a)            11,366
       820  Beringer Wine Estates (a)                      36,644
       679  Block Drug Inc.                                29,442
       600  Boston Beer Company Inc. (a)                    5,100
       300  Bush Boake Allen Inc. (a)                      10,575
       700  Canadaigua Brands Inc. (a)                     40,469
       800  Church & Dwight Inc.                           28,750
       100  Coca-Cola Bottling Co.                          5,750
     1,639  Corn Products Intl. Inc.                       49,785
     2,100  Dimon Inc.                                     15,619
     1,000  Dreyer's Grand Ice Cream Inc.                  15,125
     2,000  Earthgrains Co.                                61,875
        28  Farmer Brothers Co.                             5,992
     1,800  Fleming Companies Inc.                         18,675
       319  General Cigar Holdings Inc. (a)                 2,771
       187  Genovese Drug Stores Inc.                       5,329
       608  Hain Food Group Inc. (a)                       15,200
     1,800  Homebase Inc. (a)                              11,475
       637  Imperial Holly Corp.                            5,176
       400  Ingles Markets Inc.                             4,375
       800  International Multifoods Corp.                 20,650
     1,200  JM Smucker Co.                                 29,700
       983  Lance Inc.                                     19,599
       600  Michael Food Inc.                              18,000
       700  Natures Sunshine Products Inc.                 10,675
       458  Omega Protein Corp. (a)                         4,637
       600  Performance Food Group (a)                     16,875
       200  Pilgrims Pride Corp.                            3,987
     1,680  Planet Hollywood Intl. Inc. (a)                 3,885
     1,500  Playtex Products Inc. (a)                      24,094
     1,500  Ralcorp Holdings Inc. (a)                      27,375
     2,200  Richfood Holdings Inc.                         45,650
       400  Riviana Foods Inc.                              9,875
       349  Robert Mondavi Corp. (a)                       14,265
     1,300  Ruddick Corp.                                  29,900
       600  Schweitzer-Mauduit Intl.                        9,262
        14  Seaboard Corp.                                  5,908
  SHARES                                                 VALUE
----------                                            -----------
       400  Smart & Final Inc.                        $     3,850
     1,600  Smithfield Foods Inc. (a)                      54,200
     6,581  Southland Corp. (a)                            12,545
       784  TCBY Enterprises Inc.                           5,488
     1,000  Twinlab Corp. (a)                              13,125
     2,425  Universal Foods Corp.                          66,536
       500  Valhi Corp.                                     5,687
       469  Weider Nutrition Intl. Inc.                     2,990
       553  Wild Oats Markets Inc. (a)                     17,419
       639  Zapata Corp. (a)                                7,828
                                                      -----------
                                                          881,920
                                                      -----------

Durable Products (5.6%)
       431  Advanced Energy Industries (a)                 10,775
       300  AFC Cable Systems Inc. (a)                     10,087
     1,300  Allen Telecom Inc. (a)                          8,694
       400  Allied Products                                 2,525
       800  Alpine Group Inc. (a)                          12,000
       600  American Homestar Corp. (a)                     9,000
     1,500  Ametek Inc.                                    33,469
     1,100  Antec Corp. (a)                                22,137
     1,840  Applied Power Inc. Class A                     69,460
     1,500  Artesyn Technologies Inc. (a)                  21,000
     2,400  Aspect Telecommunication Corp. (a)             41,400
     1,545  Baldor Electric Co.                            31,286
       719  Banner Aerospace Inc. (a)                       6,786
     1,151  Blount International Inc. Class A              28,703
       600  C&D Technologies Inc.                          16,500
       600  California Microwave Inc. (a)                   5,625
     1,950  Champion Enterprises Inc. (a)                  53,381
       850  Chart Industries Inc.                           6,481
     1,600  Cognex Corp. (a)                               32,000
       500  Cohu Inc.                                      11,000
       500  Columbus McKinnon Corp.                         9,000
     1,000  Credence Systems Corp. (a)                     18,500
       525  CTS Corp.                                      22,837
       700  Cuno Inc. (a)                                  11,375
       200  Curtiss Wright                                  7,625
     1,400  Cymer Inc. (a)                                 20,475
       600  Daniel Industries                               7,275
       400  Detroit Diesel Corp. (a)                        8,275
     1,000  Dionex Corp. (a)                               36,625
     1,800  Donaldson Inc.                                 37,350
     1,642  DR Horton Inc.                                 37,766
       400  DT Industries Inc.                              6,300
       400  Ducommun Inc. (a)                               5,525
       200  Dupont Photomasks Inc. (a)                      8,487
     1,233  Earthshell Corp. (a)                           14,719
       500  Electro Scientific Industries Inc. (a)         22,656
       900  Electroglas Inc. (a)                           10,575
       214  Essex International Inc. (a)                    7,410
     1,800  Flowerserve Corporation                        29,812
       200  Franklin Electric Co. Inc.                     13,500
     1,000  FSI International Inc. (a)                     10,375

---------
      18

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       600  Gardner Denver Inc. (a)                   $     8,850
       300  General Binding Corp.                          11,175
     1,670  General Cable Corp.                            34,235
     1,300  Genrad Inc. (a)                                20,475
       400  Gleason Corp.                                   7,250
       672  Graco Inc.                                     19,824
       275  Heico Corp.                                     8,680
       900  Helix Technology Corp.                         11,700
       500  Holophane Corp. (a)                            12,844
     2,356  Hussman International Inc.                     45,647
     1,400  Idex Corp.                                     34,300
     1,000  Inter Tel Inc.                                 23,375
     2,100  Interdigital Communications (a)                 9,581
       600  Itron Inc. (a)                                  4,312
     1,903  JLG Industries Inc.                            29,734
     1,900  Kaufman & Broad Home Corp.                     54,625
     1,300  Kent Electronics Corp. (a)                     16,575
       762  Keystone Automotive Industries Inc. (a)        15,954
     1,700  Kimball Intl. Inc. Class B                     32,300
       700  Knoll Inc. (a)                                 20,737
       468  Kroll O'Gara Company (a)                       18,457
       800  Kuhlman Corp.                                  30,300
     1,100  Kulicke & Soffa Industries Inc. (a)            19,525
     1,813  Lam Research Corp. (a)                         32,294
       550  Lindsay Manufacturing Co.                       8,147
       300  LS Starrett Co. Class A                        10,294
       310  Lufkin Industries Inc.                          5,735
     1,200  Magnetek Inc. (a)                              13,875
       800  Manitowoc Inc.                                 35,500
       700  Matthews International Corp.                   22,050
       894  MDC Holdings Inc.                              19,109
       260  Meadowcraft Inc. (a)                            2,909
     1,820  Mettler Toledo Intl. Inc. (a)                  51,074
       800  Micros Systems Inc. (a)                        26,300
     1,800  Milacron Inc.                                  34,650
       300  Moog Inc. (a)                                  11,737
       388  Movado Group Inc.                              10,330
       900  MTS Systems Corp.                              12,150
     1,151  Nine West Group Inc. (a)                       17,912
       600  Nordson Corp.                                  30,825
       400  NVR Inc. (a)                                   19,075
       800  Oak Industries Inc. (a)                        28,000
     2,200  Oakwood Homes Corp.                            33,412
       800  OEA Inc.                                        9,450
       500  Omniquip International Inc.                     7,500
       200  Optical Cable Corp. (a)                         2,425
       850  Palm Harbor Homes Inc. (a)                     21,409
       292  Parkervision Inc. (a)                           6,862
     1,700  Picturetel Corp. (a)                           11,262
     1,142  Precision Castparts Corp.                      50,533
     1,201  Presstek Inc. (a)                               8,182
       800  PRI Automation Inc. (a)                        20,800
     1,158  Pulte Corp.                                    32,207
     1,000  Regal Beloit Corp.                             23,000
  SHARES                                                 VALUE
----------                                            -----------
       400  Robbins & Myers Inc.                      $     8,850
     1,500  Roper Industries Inc.                          30,562
       700  Ryland Group Inc.                              20,212
       506  Sauer Inc.                                      3,827
       500  Scotsman Industries Inc.                       10,281
       800  Scott Technologies Inc. (a)                    13,225
     1,456  Silicon Valley Group Inc. (a)                  18,564
       500  Specialty Equipment Companies Inc. (a)         13,531
     1,200  Standard Pacific Corp.                         16,950
     1,200  Stewart & Stevenson Services Inc.              11,700
       350  Superior Telecom Inc.                          16,537
       700  Technitrol Inc.                                22,312
       400  Tennant Co.                                    16,050
       786  Terex Corp. (a)                                22,450
       700  Thermedics Inc. (a)                             7,569
       500  Thermo Fibertek Inc. (a)                        3,562
     1,100  Toll Brothers Inc. (a)                         24,819
     1,377  Trammell Crow Co. (a)                          38,556
       621  Tristar Aerospace Co. (a)                       4,347
       600  Triumph Group Inc. (a)                         19,200
     1,000  Ultratech Stepper Inc. (a)                     16,000
     3,178  Unisource Worldwide Inc.                       23,040
       600  US Home Corp. (a)                              19,950
       815  Varlen Corp.                                   18,796
       400  Veeco Instruments Inc. (a)                     21,250
       797  Vicor Corp. (a)                                 7,173
       273  Virco Manufacturing Corp.                       5,016
       700  Watts Industries Inc.                          11,637
       400  Woodward Governor Co.                           8,850
       700  X-Rite Inc.                                     5,425
                                                      -----------
                                                        2,348,475
                                                      -----------

Financial Services (21.2%)
     1,000  Aames Financial Corp. (a)                       3,187
       500  Acceptance Insurance Companies Inc. (a)        10,125
     1,092  Advanta Corp.                                  14,469
       330  Advest Group Inc.                               6,105
       805  Affiliated Managers Group Inc. (a)             24,049
       394  Alabama National Bancorp                       10,515
       500  Alexandria Real Estate                         15,469
     1,103  Alfa Corp.                                     26,748
     1,369  Amcore Financial Inc.                          31,337
       400  American Annuity Group Inc.                     9,200
     1,100  American Health Properties Inc.                22,687
       800  American Heritage Life Investment              19,550
       500  American Medical Security Group                 7,156
     2,900  Americredit Corp. (a)                          40,056
     1,100  Amerin Corp. (a)                               25,987
       500  Ameritrade Holding Corp. (a)                   15,750
       800  Amerus Life Holdings Inc.                      17,900
       600  AMLI Residential Properties                    13,350
       264  Amplicon Inc.                                   3,976
       800  Anchor Bancorp WI Inc.                         19,200
       300  Andover Bancorp Inc.                           10,387

                                                                       19-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       896  Anthracite Capital Inc.                   $     7,000
     2,000  Arcadia Financial Ltd. (a)                      7,250
       500  Area Bancshares Corp.                          13,125
       800  Argonaut Group Inc.                            19,600
     1,089  ARM Financial Group Inc.                       24,162
       800  Arthur J. Gallagher & Co.                      35,300
       761  Associated Estates Realty Corp.                 8,989
       338  Astec Industries Inc. (a)                      18,801
       812  BA Merchant Services Inc. (a)                  16,341
       600  Baldwin & Lyons Inc. Class B                   14,850
       200  Bancfirst Corp.                                 7,175
       327  Bancfirst Ohio Corp.                            9,933
     2,092  Bancorpsouth Inc.                              37,787
       900  Banctec Inc. (a)                               11,306
       977  Bancwest Corp.                                 46,896
       575  Bank of Granite Corp.                          15,884
     1,000  Bank Plus Corp. (a)                             4,375
     1,608  BankAtlantic Bancorp Inc.                      11,457
       700  Banknorth Group Inc.                           26,337
       561  Bankunited Financial Corp. Class A (a)          4,488
       500  Barra Inc. (a)                                 11,812
       900  Bay View Capital Corp.                         19,519
     1,000  Bedford Property Investors                     16,875
     1,800  Berkshire Realty Co. Inc.                      17,100
     1,600  Billing Concepts Corp. (a)                     17,600
     1,097  Bisys Group Inc. (a)                           56,633
       206  BOK Financial Corp. (a)                         9,708
       757  Boykin Lodging Co.                              9,368
     1,100  Bradley Real Estate Inc.                       22,550
     1,596  Brandywine Realty Trust                        28,528
     2,100  BRE Properties Inc.                            51,975
       540  Brenton Banks Inc.                              9,045
       629  Brookline Bancorp Inc.                          7,233
       300  BSB Bancorp Inc.                                9,862
       600  BT Financial Corp.                             16,425
     1,500  Burham Pacific Property Inc.                   18,094
       820  Cabot Industrial Trust                         16,759
     2,079  Camden Property Trust                          54,054
       878  Capital Automotive REIT                        13,060
       150  Capital City Bank Group Inc.                    4,144
     1,000  Capital Re Corp.                               20,062
       400  Capital Transamerica Corp.                      7,475
     2,700  Capstead Mortgage Corp. (a)                    11,137
       997  Carolina First Corp.                           25,237
       338  Cathay Bancorp Inc.                            13,858
       600  CB Richard Ellis Services Inc. (a)             10,875
     1,100  CBL & Associates Properties                    28,394
     1,037  CCA Prison Realty Trust                        21,258
     1,100  CCC Information Services Group (a)             18,975
       694  Centennial Bancorp (a)                         13,012
       800  Centerpoint Properties Trust                   27,050
     2,314  Century Business Systems (a)                   33,264
       388  Century South Banks Inc.                       10,815
       360  CFSB Bancorp Inc.                               8,775
  SHARES                                                 VALUE
----------                                            -----------
       848  Charles E. Smith Residential              $    27,242
       969  Charter Municipal Mortgage Accept.             11,749
       400  Chartwell Re Corp.                              9,500
       944  Chateau Communities Inc.                       27,671
       700  Chelsea GCA Realty Inc.                        24,937
       625  Chemical Financial Corp.                       21,250
       676  Chicago Title Corp.                            31,730
       700  Chittenden Corp.                               22,400
     1,100  Citizens Banking Corp.                         37,125
       729  City Holding Co.                               23,684
     1,100  CMAC Investment Corp.                          50,531
       800  CNA Surety Corp.                               12,600
     1,455  CNB Bancshares Inc.                            67,839
     1,200  Colonial Properties Trust                      31,950
       510  Columbia Banking Systems Inc. (a)               9,435
     1,083  Commerce Bancorp Inc.                          56,857
     1,204  Commerce Group Inc.                            42,667
     2,790  Commercial Federal Corp.                       64,693
     1,300  Commercial Net Lease Realty                    17,225
       700  Commonwealth Bancorp Inc.                      10,894
       300  Community Bank System Inc.                      8,794
     2,192  Community First Bankshare Inc.                 46,169
       500  Community Trust Bancorp Inc.                   11,750
       631  Conning Corp.                                  13,093
       581  Contifinancial Corp. (a)                        4,140
     1,894  Cornerstone Realty Income Trust                19,887
       600  Cort Business Services Corp. (a)               14,550
       400  Corus Bankshares Inc.                          12,900
     1,200  Cousins Properties Inc.                        38,700
     1,700  Crawford & Co. Class B                         26,244
     1,100  Credit Acceptance Corp. (a)                     8,044
     2,300  CRIIMI MAE Inc.                                 8,050
       979  Crown American Realty                           7,587
     1,251  Cullen Frost Bankers Inc.                      68,649
       550  CVB Financial Corp.                            12,375
       376  D&N Savings Bank                                8,883
       700  Dain Rauscher Corp.                            20,650
       722  Delphi Financial Group Inc. (a)                37,860
       300  Delta Financial Corp. (a)                       1,781
     2,714  Developers Diversified Realty                  48,173
       500  Dime Community Bancshares                      10,312
     1,400  Doral Financial Corp.                          30,975
       935  Downey Financial                               23,784
     2,000  Dynex Capital Inc. (a)                          9,250
     1,700  E Trade Group Inc. (a)                         79,528
       800  Eastgroup Properties                           14,750
     1,300  Eaton Vance Corp.                              27,137
       700  Electro Rent Corp. (a)                         11,287
     1,178  Enhance Financial Services Group Inc.          35,340
     1,000  Envoy Corporation (a)                          58,250
       700  Essex Property Trust Inc.                      20,825
       600  Everen Capital Corp.                           13,650
       382  Evergreen Bancorp Inc.                         12,272
       600  EW Blanch Holdings Inc.                        28,462

---------
      20

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       500  Executive Risk Inc.                       $    27,469
       304  F&M Bancorp MD                                  9,956
       540  F&M Bancorporation Inc.                        16,335
     1,000  F&M National Corp.                             29,937
       300  Factset Research Systems Inc. (a)              18,525
       500  Fair Isaac & Co. Inc.                          23,094
       314  Farmers Capital Bank Corp.                     11,775
     1,500  FBL Financial Group Inc.                       36,375
       294  Federal Agriculture Mortgage Corp. (a)         10,915
     1,900  Federal Realty Investment Trust                44,887
     2,996  Felcor Lodging Trust Inc.                      69,095
     1,100  Fidelity National Financial                    33,550
       400  Financial Federal Corp. (a)                     9,900
     2,442  First American Financial Corp.                 78,449
     1,200  First Bancorp                                  36,225
       761  First Charter Corp.                            13,127
       282  First Citizens Bancshare Inc.                  25,380
       600  First Commerce Bancshares Inc.                 16,800
     1,000  First Commonwealth Financial Corp.             24,500
       700  First Federal Capital Corp.                    11,462
     1,365  First Financial Bancorp                        39,500
       440  First Financial Bankshare Inc.                 15,400
       300  First Financial Corp. IN                       14,812
       600  First Financial Holdings Inc.                  11,400
       460  First Indiana Corp.                             9,200
     1,800  First Industrial Realty Trust Inc.             48,262
       509  First Liberty Financial Corp.                  10,689
       475  First Merchants Corp.                          12,409
     1,207  First Midwest Bancorp Inc.                     45,941
       400  First Republic Bank (a)                        10,025
     1,373  First Sentinel Bancorp Inc.                    11,156
       524  First Sierra Financial Inc. (a)                 6,419
       618  First Source Corporation                       20,703
     1,400  First Union Real Estate                         8,225
     1,000  First United Bancshares Inc.                   17,750
       540  First Washington Bancorp Inc.                  12,960
       500  First Western Bancorp                          16,000
       248  Firstcity Financial Corp. (a)                   3,208
       900  Firstfed Financial Corp. (a)                   16,087
       300  Flagstar Bancorp Inc.                           7,837
       825  FNB Corp.                                      23,306
       835  Foremost Corp. of America                      17,535
       403  FPIC Insurance Group Inc. (a)                  19,268
     2,300  Franchise Finance Corp.                        55,200
       431  Franchise Mortgage Acceptance (a)               3,340
       590  Freedom Securities Corp.                        8,924
     1,094  Friedman Billings Ramsey Group (a)              7,111
       308  Frontier Financial Corp. (a)                   14,091
     1,500  Frontier Insurance Group Inc.                  19,312
       200  Fund American Enterprises                      28,012
     1,235  Gables Residential Trust                       28,637
       700  GBC Bancorp CA                                 18,025
     1,700  General Growth Properties Inc.                 64,387
       400  Getty Realty Corp.                              5,850
  SHARES                                                 VALUE
----------                                            -----------
     1,500  Glenborough Realty Trust Inc.             $    30,562
     1,100  Glimcher Realty Trust                          17,256
       359  Gold Banc Corp. Inc.                            5,520
       750  Grand Premier Financial Inc.                    9,187
       800  Great Lakes REIT Inc.                          12,550
       410  Greater Bay Bancorp                            13,837
       400  Guarantee Life Companies Inc.                   7,400
       800  Hambrecht & Quist Group Inc. (a)               18,150
       400  Hamilton Bancorp Inc. (a)                      10,675
       400  Hancock Holding Co.                            18,200
       780  Harbor Florida Bancshares Inc.                  8,726
       500  Harleysville Group Inc.                        12,906
       300  Harleysville National Corp.                    11,700
       500  Harris Financial Inc.                           6,812
       380  Haven Bancorp Inc.                              5,700
     1,800  HCC Insurance Holdings Inc.                    31,725
       954  Headlands Mortgage Co. (a)                     19,974
     1,343  Health Care REIT Inc.                          34,750
       603  Healthcare Financial Partners (a)              24,045
     1,500  Healthcare Property Investors                  46,125
     1,866  Healthcare Realty Trust Inc.                   41,635
       600  Highlands Insurance Group (a)                   7,837
       600  Hilb Rogal & Hamilton Co.                      11,925
       800  Home Properties of NY Inc.                     20,600
     1,670  Hospitality Properties Trust                   40,289
     1,350  HSB Group Inc.                                 55,434
     1,930  Hubco Inc.                                     58,141
     1,200  IMC Mortgage Co. (a)                              338
     1,200  IMPAC Mortgage Holdings Inc.                    5,475
     1,500  Imperial Bancorp (a)                           24,937
     1,559  Imperial Credit Commercial Mortgage            14,616
     1,512  Imperial Credit Industries Inc. (a)            12,663
     3,543  Independence Community Bank                    56,467
       600  Independent Bank Corp.                         10,425
       733  Insignia Financial Group Inc. (a)               8,888
       545  International Bancshares Corp.                 27,591
       600  Interpool Inc.                                 10,050
     1,047  Interwest Bancorp Inc.                         23,165
       200  Investment Technology Group (a)                12,412
       300  Investors Financial Services Corp.             17,887
     1,400  IRT Property Co.                               14,000
       900  Irvine Apartment Communities                   28,687
       500  Irwin Financial Corp.                          13,594
     1,450  JDN Realty Corp.                               31,266
       467  Jeffbanks Inc.                                  9,223
       657  Jefferies Group Inc.                           32,604
       389  Jefferson Savings Bancorp Inc.                  5,106
       300  John Nuveen Co. Class A                        11,137
       600  JP Realty Inc.                                 11,775
       400  JSB Financial Inc.                             21,750
       154  Kansas City Life Insurance Co.                 12,589
     1,264  Kilroy Realty Corp.                            29,072
     1,200  Koger Equity Inc.                              20,625
       719  Landamerica Financial Group                    40,129

                                                                       21-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       500  Liberty Corp.                             $    24,625
       900  Life USA Holding Inc.                          11,587
     1,200  LNR Property Corp.                             23,925
       864  Local Financial Corp. (a)                       7,776
     1,000  Long Beach Financial Corp. (a)                  7,500
     1,300  LTC Properties Inc.                            21,612
     1,400  Macerich Co.                                   35,875
     1,100  MAF Bancorp Inc.                               29,150
       302  Mahoning National Bancorp Inc.                  9,362
       700  Mainstreet Bankgroup Inc.                      32,506
     1,000  Manufactured Home Communities Inc.             25,062
       163  Markel Corp. (a)                               29,503
       400  McGrath Rentcorp                                8,800
       300  Meadowbrook Insurance Group                     4,931
       534  Medallion Financial Corp.                       7,643
     1,100  Medical Assurance Inc. (a)                     36,369
       400  Merchants New York Bancorp                     14,475
     1,500  Meridian Industrial Trust Inc.                 35,250
       356  Meta Group Inc. (a)                            10,591
       873  Metris Companies Inc.                          43,923
       600  MGI Properties                                 16,762
        99  Michigan Financial Corp.                        3,366
       900  Mid America Apartment Communities Inc.         20,419
       409  Mid America Bancorp                            11,094
       159  Midland Co.                                     3,836
       733  Mills Corp.                                    14,568
       300  Mississippi Valley Bancshares                  10,125
       700  MMI Companies Inc.                             11,725
     1,300  Morgan Keegan Inc.                             24,456
       700  NAC Re Corp.                                   32,856
       754  National Bancorp Alaska                        25,447
       276  National City Bancorporation (a)                7,245
       525  National City Bancshares Inc.                  19,589
       600  National Golf Properties Inc.                  17,362
     1,100  National Health Investors Inc.                 27,156
       600  National Penn Bancshares Inc.                  16,350
       300  National Processing Inc. (a)                    1,650
        63  National Western Life Insurance Co. (a)         7,402
     2,000  Nationwide Health Properties                   43,125
       625  NBT Bancorp Inc.                               14,609
       652  Northwest Bancorp Inc.                          6,357
     3,250  Nova Corp. GA (a)                             112,734
       200  Nymagic Inc.                                    4,150
       600  Ocean Financial Corp.                           9,975
       900  Ocwen Asset Investment (a)                      4,331
     1,300  Old National Bancorp Indiana                   72,475
       400  Omega Financial Corp.                          12,100
       900  Omega Healthcare Investor Inc.                 27,169
     1,600  One Valley Bancorp Inc.                        52,600
       520  Oriental Financial Group Inc.                  16,282
     3,694  Oxford Health Plans Inc. (a)                   54,948
       800  Pacific Gulf Properties Inc.                   16,050
       400  Park National Corp.                            41,200
       715  Paymentech Inc. (a)                            13,227
  SHARES                                                 VALUE
----------                                            -----------
       588  PBOC Holdings Inc. (a)                    $     6,027
       200  Pec Israel Economic Corp. (a)                   5,750
       300  Penn Treaty American Corp. (a)                  8,081
     1,000  Penncorp Financial Group Inc. (a)               1,000
       500  Pennsylvania Real Estate                        9,719
     1,700  Peoples Bancorp Inc.                           18,487
       288  Peoples Holdings Co.                            9,306
       700  PFF Bancorp Inc. (a)                           11,200
            Philadelphia Consolidated Holding Corp.
              (a)                                           6,787
       300
     2,000  Phoenix Investment Partners                    16,875
       226  Pinnacle Banc Group Inc.                        6,441
     1,000  Pioneer Group Inc. (a)                         19,750
       701  PMA Capital Corp.                              13,713
       500  Poe & Brown Inc.                               17,469
     1,210  Premier Bancshares Inc.                        31,687
     1,800  Prentiss Properties Trust                      40,162
     1,000  Presidential Life Corp.                        19,875
       582  Preview Travel Inc. (a)                        10,731
       397  Prime Bancorp Inc.                              6,253
       273  Prime Bancshares Inc.                           4,709
       227  Prime Group Realty Trust                        3,433
     1,920  Prime Retail Inc.                              18,840
       500  Profit Recovery Group Intl. (a)                18,719
     1,104  Provident Bankshares Corp.                     27,462
       500  PXRE Corp.                                     12,531
       850  Queens County Bancorp Inc.                     25,287
     1,300  Realty Income Corp.                            32,337
     1,898  Reckson Associates Realty Corp.                42,112
       500  Redwood Trust Inc. (a)                          7,000
       699  Regency Realty Corp.                           15,553
     1,200  Reinsurance Group America Inc.                 84,000
       400  Reliance Bancorp Inc.                          11,125
       950  Republic Bancorp Inc.                          12,944
       252  Republic Bancshares Inc. (a)                    3,307
       355  Republic Banking Corp. of FL                    3,772
     2,229  Republic Security Financial Corp.              27,027
       862  Resource America Inc.                           7,812
       700  Resource Bancshares Mortgage Group             11,594
     1,000  RFS Hotel Investors Inc.                       12,250
     1,192  Richmond County Financial Corp.                19,146
       900  Riggs National Corp.                           18,337
       638  Risk Capital Holdings Inc. (a)                 13,876
       374  RLI Corp.                                      12,435
     2,300  Rollins Truck Leasing Corp.                    33,925
     1,900  Roslyn Bancorp Inc.                            40,850
        96  RSI (a)                                           396
     1,316  S&T Bancorp Inc.                               36,272
       417  Sandy Spring Bancorp Inc.                      12,562
       700  Santa Barbara Bancorp                          18,025
       700  Scipe Holdings Inc.                            21,219
       624  SEI Investments Corp.                          62,010
     1,300  Selective Insurance Group                      26,162
       306  Shoreline Financial Corp.                       8,071

---------
      22

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,300  Shurgard Storage Centers Inc.             $    33,556
       427  Signal Corp.                                   14,625
       887  Silicon Valley Bancshares (a)                  15,107
       286  Simmons First Nation                           10,618
       326  SIS Bancorp Inc.                               14,751
     1,787  Sky Financial Group Inc.                       47,244
     1,900  Sotherbys Holdings Inc. Class A                60,800
       300  Southern Pacific Funding Corp. (a)                 24
       900  Southwest Bancorp Texas Inc. (a)               16,087
       540  Southwest Securities Group Inc.                10,867
       551  Sovran Self Storage Inc.                       13,844
     1,924  St. Paul Bancorp Inc.                          52,369
       600  State Auto Financial Corp.                      7,425
     2,061  Staten Island Bancorp Inc.                     41,091
       360  Sterling Bancorp                                8,212
     1,050  Sterling Bancshares Inc.                       15,619
       286  Sterling Financial Corp.                       11,869
       279  Stewart Information Services Corp.             16,182
       700  Storage Trust Realty                           16,362
     1,300  Storage USA Inc.                               42,006
       200  Student Loan Corp.                              8,975
     1,000  Summit Properties Inc.                         17,250
       800  Sun Communities Inc.                           27,850
     1,682  Sunstone Hotel Investors Inc.                  15,874
     1,600  Susquehanna Bancshare Inc.                     32,750
       269  Tanger Factory Outlet Centers                   5,699
     1,800  Taubamn Centers Inc.                           24,750
       700  Texas Regional Bancshares                      17,544
     1,000  Thornburg Mortgage Asset Corp.                  7,625
     2,008  TIG Holdings Inc.                              31,249
       700  Town & Country Trust                           11,244
       700  TR Financial Corp.                             27,562
       500  Trenwick Group Inc.                            16,312
       600  Triad Guaranty Inc. (a)                        13,237
     1,150  Triangle Bancorp Inc.                          18,184
     1,100  Trinet Corp. Realty Trust Inc.                 29,425
       800  Trust Company of NJ                            19,600
     1,250  Trustco Bank Corp. NY                          37,500
     1,807  UICI (a)                                       44,271
       718  UMB Financial Corp.                            32,938
     2,000  United Bankshares Inc.                         53,000
     1,200  United Companies Financial (a)                  4,050
     4,797  United Dominion Realty Trust                   49,469
       300  United Fire & Casualty Co.                     10,087
       445  United National Bancorp                        10,346
       451  Urban Shopping Centers Inc.                    14,770
       600  US Bancorp Inc.                                11,925
       443  USB Holding Co. Inc.                            7,476
     1,998  UST Corp.                                      47,078
       100  Value Line Inc.                                 3,937
       600  Vermont Financial Services                     19,950
       500  Vesta Insurance Group Inc.                      3,000
       800  Walden Residential Properties                  16,350
     1,700  Washington Real Estate                         31,662
  SHARES                                                 VALUE
----------                                            -----------
       419  Washington Trust Bancorp Inc.             $     9,008
     1,727  Webster Financial Corp.                        47,385
       900  Weeks Corp.                                    25,369
     1,225  Weingarten Realty Investors                    54,666
       754  Wellsford Real Properties Inc. (a)              7,776
     1,000  Wesbanco Inc.                                  29,500
       650  West Coast Bancorp OR                          13,650
     1,900  Westamerica Bancorporation                     69,825
       400  Westcorp Inc.                                   2,775
       836  Western Bancorp                                24,453
       800  Western Investment Real Estate                  9,450
     2,000  Westernbank Puerto Rico                        31,750
     1,421  Westfield America Inc.                         24,512
     1,100  Whitney Holding Corp.                          41,250
            Wilshire Financial Services Group Inc.
       171    (a)                                             107
     1,000  WR Berkley Corp.                               34,062
       500  WSFS Financial Corp.                            8,437
       733  Xtra Corp.                                     30,328
       500  Zenith National Insurance Corp.                11,562
                                                      -----------
                                                        8,836,819
                                                      -----------

Health Care (9.6%)
     1,281  ABR Information Services Inc. (a)              25,140
     1,000  Acuson Corp. (a)                               14,875
     2,420  Acxiom Corp. (a)                               75,020
       950  ADAC Laboratories (a)                          18,970
       438  Advance Paradigm Inc. (a)                      15,330
     1,900  Advanced Tissue Inc. (a)                        4,928
       737  Affymetrix Inc. (a)                            17,964
     1,500  Agouron Pharmaceutical Inc. (a)                88,125
     1,966  Alaris Medical Inc. (a)                        11,550
       500  Algos Pharmaceuticals Corp. (a)                13,000
       900  Alkermes Inc. (a)                              19,969
       800  Alpharma Inc.                                  28,250
       700  Alternative Living Services (a)                23,975
       400  American Homepatient Inc. (a)                     725
     1,300  American Oncology Research Inc. (a)            18,931
       641  Ameripath Inc. (a)                              5,729
     1,023  Amerisource Health Corp. (a)                   66,495
       300  Andrx Corp. (a)                                15,375
     1,871  Apria Healthcare Group Inc. (a)                16,722
       700  Arrow International Inc.                       21,962
       747  Assisted Living Concept Inc. (a)                9,804
       629  Aviron (a)                                     16,275
     1,800  AXYS Pharmaceuticals Inc. (a)                  10,575
     1,400  Ballard Medical Products                       34,037
       400  Barr Laboratories Inc. (a)                     19,200
       733  Bindley Western Industries Inc.                36,100
       500  Bio Rad Labs Inc. (a)                          10,500
     2,300  Bio Technology General Corp. (a)               15,956
       296  Biomatrix Inc. (a)                             17,242
       404  Brookdale Living Communities (a)                7,878
       531  Capital Senior Living Corp. (a)                 7,401
       500  Carematrix Corp. (a)                           15,313

                                                                       23-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,000  Carter Wallace Inc.                       $    19,625
     1,233  Cell Genesys Inc. (a)                           7,398
       577  Centennial Healthcare Corp. (a)                 8,944
     1,500  Cephalon Inc. (a)                              13,500
     1,200  Cerner Corp. (a)                               32,100
       490  Chattem Inc. (a)                               23,459
       529  Chirex Inc. (a)                                11,307
       300  Closure Medical Corp. (a)                       8,944
     1,000  Columbia Laboratories Inc. (a)                  3,063
     2,153  Concentra Managed Care Inc. (a)                23,010
       700  Conmed Corp. (a)                               23,100
       700  Cooper Companies Inc. (a)                      14,481
     1,100  Cor Therapeutics Inc. (a)                      14,575
       594  Coulter Pharmaceutical Inc. (a)                17,820
     2,700  Covance Inc. (a)                               78,638
     2,723  Coventry Health Care Inc. (a)                  23,996
       600  Curative Health Services (a)                   20,100
       700  Cytyc Corp. (a)                                18,025
       600  Datascope Inc. (a)                             13,800
       500  Diagnostic Products Corp.                      15,563
     2,304  Dura Pharmaceuticals Inc. (a)                  34,992
       514  Entremed Inc. (a)                              10,794
     1,000  Enzo Biochem Inc. (a)                          10,313
     1,576  Express Scripts Inc. (a)                      105,789
     1,844  Fisher Scientific Intl. (a)                    36,765
       800  Fuisz Technologies Ltd. (a)                    10,300
       600  Geltex Pharmaceuticals Inc. (a)                13,575
     1,712  Genesis Health Ventures Inc. (a)               14,980
     3,600  Gensia Sicor Inc. (a)                          16,313
     1,400  Gilead Sciences Inc. (a)                       57,488
       800  Guilford Pharmaceuticals Inc. (a)              11,400
     1,100  Haemonetics Corp. (a)                          25,025
       808  Hanger Orthopedic Group (a)                    18,180
       400  Healthplan Services Corp.                       4,600
     1,160  Henry Schein Inc. (a)                          51,910
       669  Heska Corp. (a)                                 2,969
       600  Hologic Inc. (a)                                7,275
       660  Hooper Holmes Inc.                             19,140
     1,000  Human Genome Sciences Inc. (a)                 35,563
     1,700  ICOS Corp. (a)                                 50,575
       800  IDEC Pharmaceuticals Corp. (a)                 37,600
     1,700  IDEXX Laboratories Corp. (a)                   45,741
       414  IDX Systems Corp. (a)                          18,216
     1,091  Imclone Systems Inc. (a)                        9,887
     1,061  Immune Response Corp. (a)                      11,538
       346  Impath Inc. (a)                                 9,169
     1,100  Incyte Pharmaceuticals Inc. (a)                41,113
       700  Inhale Therapeutic Systems (a)                 23,100
     1,046  Invacare Corp.                                 25,104
     1,200  ISIS Pharmaceuticals Inc. (a)                  15,525
     4,387  Ivax Corp. (a)                                 54,563
     1,100  Jones Pharmaceutical Inc.                      40,150
       376  Kendle International Inc. (a)                   8,789
       650  KV Pharmaceutical Co. (a)                      13,447
  SHARES                                                 VALUE
----------                                            -----------
       100  Labone Inc.                               $     1,300
     2,600  Laboratory Corp. American Holdings (a)          3,575
       400  Landauer Inc.                                  12,950
       511  Lifecore Biomedical Inc. (a)                    5,238
     1,800  Ligand Pharmaceuticals Inc. (a)                20,925
     2,100  Liposome Co. Inc. (a)                          32,419
     1,047  Macrochem Corp. (a)                             8,834
     1,600  Magellan Health Services Inc. (a)              13,400
     3,310  Mariner Post-Acute Network Inc. (a)            15,102
       675  Maxxim Medical Inc. (a)                        20,081
     3,700  Medaphis Corporation (a)                       12,141
       500  Medical Manager Corp. (a)                      15,688
       900  Medicis Pharmaceutical Corp. (a)               53,663
     1,135  Medimmune Inc. (a)                            112,862
     1,100  Medquist Inc. (a)                              43,450
     1,100  Mentor Corp.                                   25,781
     2,100  Mid Atlantic Medical Services Inc. (a)         20,606
     1,500  Millennium Pharmaceuticals Inc. (a)            38,813
       300  Minimed Inc. (a)                               31,425
       400  Miravant Medical Technologies (a)               5,150
       339  National Healthcare Corp. (a)                   5,255
     2,419  NBTY Inc. (a)                                  17,235
       659  NCS Healthcare Inc. (a)                        15,651
       500  Neurogen Corp. (a)                              8,750
     1,300  Nexstar Pharmaceuticals Inc. (a)               12,025
     2,800  Novacare Inc. (a)                               7,000
       343  Novoste Corp. (a)                               9,733
       398  Ocular Sciences Inc. (a)                       10,647
       600  OEC Medical Systems Inc. (a)                   18,863
     1,400  Organogenesis Inc. (a)                         15,750
     1,700  Orthodontic Centers America (a)                33,044
     1,000  Owens & Minor Inc.                             15,750
     1,200  Parexel International Corp. (a)                30,000
       800  Pathogenesis Corp. (a)                         46,400
     1,050  Patterson Dental Co. (a)                       45,675
       715  Pediatrix Medical Group Inc. (a)               42,855
       300  Perclose Inc. (a)                               9,938
     3,000  Perrigo Co. (a)                                26,438
            Pharmaceutical Product Development Inc.
              (a)                                          24,050
       800
       601  Pharmacyclics Inc. (a)                         15,326
     3,000  Pharmerica Inc. (a)                            18,000
     3,570  Phycor Inc. (a)                                24,321
     1,200  Phymatrix Inc. (a)                              2,625
     1,300  Physician Reliance Network Inc. (a)            17,063
       599  Priority Healthcare Corp. (a)                  31,073
       900  Protein Design Labs Inc. (a)                   20,925
       419  Province Healthcare Co. (a)                    15,032
     3,275  PSS World Medical Inc. (a)                     75,325
     1,400  Quest Diagnostics Inc. (a)                     24,938
     1,200  Regeneron Pharmaceutical Inc. (a)               8,850
     1,900  Renal Care Group Inc. (a)                      54,744
       550  Res-Care Inc. (a)                              13,578
       678  Resmed Inc. (a)                                30,764

---------
      24

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,268  Respironics Inc. (a)                      $    25,400
     1,200  Roberts Pharmaceutical Inc. (a)                26,100
       500  Sabratek Corp. (a)                              8,188
       800  Sangstat Medical Corp. (a)                     17,000
       245  Schein Pharmaceutical Inc. (a)                  3,568
     1,900  Scios Inc. (a)                                 19,713
     1,300  Sepracor Inc. (a)                             113,831
     1,500  Sequus Pharmaceuticals Inc. (a)                30,375
     1,100  Serologicals Corp. (a)                         33,000
     1,100  Sierra Health Services Inc. (a)                23,169
     1,100  Sola International Inc. (a)                    18,975
       485  Sugen Inc. (a)                                  7,154
     2,443  Sun Healthcare Group Inc. (a)                  16,032
       700  Sunrise Assisted Living Inc. (a)               36,313
       900  Sunrise Medical Inc. (a)                       11,194
       481  Supergen Inc. (a)                               4,449
       300  Superior Consultant Holdings (a)               13,050
       900  Techne Corp. (a)                               19,013
     1,200  Theragenics Corp. (a)                          20,175
       800  Thermo Cardiosystems Inc. (a)                   8,350
       800  Transition Systems Inc. (a)                    12,000
       800  Transkaryotic Therapies Inc. (a)               20,300
       400  Trex Medical Corp. (a)                          3,400
       900  Triangle Pharmaceuticals Inc. (a)              12,263
     1,300  US Bioscience Inc. (a)                          9,344
     2,794  Vencor Inc. (a)                                12,573
       639  Ventana Medical Systems (a)                    13,818
     2,465  Ventas Inc. (a)                                30,042
     1,200  Vertex Pharmaceuticals Inc. (a)                35,700
       700  Vical Inc. (a)                                  9,931
       472  Viropharma Inc. (a)                             4,396
       643  VISX Inc. (a)                                  56,222
       300  Vital Signs Inc.                                5,250
     1,300  Vivus Inc. (a)                                  3,372
       459  Wesley Jessen Visioncare Inc. (a)              12,737
       600  West Inc.                                      21,413
       601  Xomed Surgical Products Inc. (a)               19,232
     1,700  Zila Inc. (a)                                  16,788
       560  Zonagen Inc. (a)                               10,710
                                                      -----------
                                                        3,992,218
                                                      -----------

Machinery & Manufacturing (.6%)
     1,000  Applied Industrial                             13,875
     1,132  Briggs & Stratton Corp.                        56,459
       296  BWAY Corp. (a)                                  4,459
     1,500  Cadiz Land Inc. (a)                            11,438
       247  Cal Dive International Inc. (a)                 5,125
     2,230  Catalytica Inc. (a)                            40,140
       943  Cavalier Homes Inc.                            10,727
       417  Hardinge Inc.                                   7,688
       543  Monaco Coach Corp. (a)                         14,390
       254  Nacco Industries Inc.                          23,368
     1,214  Rohn Industries Inc. (a)                        4,173
     1,229  Tyler Corp. (a)                                 7,528
  SHARES                                                 VALUE
----------                                            -----------
     1,751  Unova Inc. (a)                            $    31,737
       348  US Xpress Enterprises Inc. (a)                  5,220
                                                      -----------
                                                          236,327
                                                      -----------

Materials & Processes (6.7%)
     1,500  A. Schulman Inc.                               34,031
       600  Advanced Lighting Technologies (a)              5,850
     1,835  Agribiotech Inc. (a)                           23,740
     2,821  Airgas Inc. (a)                                25,213
     2,170  Alaska Steel Holding Corp.                     50,995
       822  Albany International Corp.                     15,569
       900  Albemarle Corp.                                21,375
       150  Alexanders Inc. (a)                            11,728
       500  AM Castle & Co.                                 7,500
     1,100  Amcol International Corp.                      10,863
       697  American Business Products Inc.                16,380
       816  American Italian Pasta Co. (a)                 21,522
       228  Ameron International Corp.                      8,436
       913  Anicom Inc. (a)                                 8,388
     1,300  Apogee Enterprises                             14,625
     1,408  Aptargroup Inc.                                39,512
       300  Avatar Holdings Inc. (a)                        4,800
     1,400  Banta Corp.                                    38,325
       379  Barnett Inc. (a)                                5,211
     1,100  Belden Inc.                                    23,306
     1,100  Birmingham Steel Corp.                          4,606
     1,400  BMC Industries Inc.                             8,750
     1,000  Brady Wholesale Co. Class A                    26,938
       800  Brush Wellman Inc.                             13,950
     1,100  Buckeye Technologies Inc. (a)                  16,431
     2,900  Burlington Industries Inc. (a)                 31,900
       300  Butler Manufacturing Co.                        6,713
     1,500  Calgon Carbon Corp.                            11,250
       900  Calmat Co.                                     27,788
     1,100  Cambrex Corp.                                  26,400
     1,200  Caraustar Industries Inc.                      34,275
       400  Carbide/Graphite Group Inc. (a)                 5,900
       919  Carpenter Technology Corp.                     31,189
       600  Castle & Cooke Inc. (a)                         8,850
       400  Centex Construction Products                   16,250
       525  Century Aluminum Co.                            4,955
       450  Chase Industries Inc. (a)                       4,697
       400  Chemed Corp.                                   13,400
       900  Chemfirst Inc.                                 17,775
       900  Chesapeake Corp.                               33,188
       612  Citation Corp. (a)                              7,727
       500  Cleveland Cliffs Inc.                          20,156
     2,797  Collins & Aikman Corp. (a)                     14,335
     1,738  Comfort Systems USA Inc. (a)                   31,067
       600  Commercial Metals Co.                          16,650
       600  Commonwealth Industries Inc.                    5,625
     1,100  Cone Mills Corp. (a)                            6,188
       322  Crossmann Communities Inc. (a)                  8,895
       500  Culp Inc.                                       3,938

                                                                       25-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,700  Dal-Tile International Inc. (a)           $    17,638
       600  Deltic Timber Corp.                            12,225
     1,100  Dexter Corp.                                   34,581
       547  Dycom Industries Inc. (a)                      31,247
       600  Elcor Corp.                                    19,388
       550  Encore Wire Corp. (a)                           5,088
     1,700  Ferro Corp.                                    44,200
       600  Florida Rock Industries Inc.                   18,600
       600  Foamex International Inc.                       7,425
       600  Forest City Enterprises                        15,750
     1,906  Foster Wheeler Corp.                           25,135
       800  Furon Co.                                      13,650
       500  Galey & Lord Inc. (a)                           4,313
     2,500  Gaylord Container Corp. Class A (a)            15,313
       400  General Chemical Group Inc.                     5,550
     1,100  Geon Co.                                       25,300
     1,400  Georgia Gulf Corp.                             22,488
     1,500  Getchell Gold Corp. (a)                        40,875
       400  Giant Cement Holding Inc. (a)                   9,900
       287  Gibraltar Steel Corp. (a)                       6,529
       865  Granite Construction Inc.                      29,032
       700  Greif Bros. Corp.                              20,431
     1,308  Group Maintenance America Co. (a)              15,860
     1,000  Grubb & Ellis Co. (a)                           8,063
       324  Gulf Island Fabrication Inc. (a)                2,511
       600  HB Fuller                                      28,875
     2,900  Hecla Mining Co. (a)                           10,513
       626  Hexcel Corp. (a)                                5,243
     1,011  Hughes Supply Inc.                             29,572
       400  Hunt Corp.                                      4,250
       700  IMCO Recycling Inc.                            10,806
       988  Insituform Technology Inc. (a)                 14,326
       785  Integrated Electrical Services (a)             17,466
     2,100  Interface Inc.                                 19,491
       900  Intermet Corp.                                 11,756
       800  Ionics Inc. (a)                                23,950
     1,059  ITEQ Inc. (a)                                   2,250
       892  Ivex Packaging Corp. (a)                       20,739
     1,100  Jacobs Engineering Group Inc. (a)              44,825
       180  JLK Direct Distribution (a)                     1,834
       800  Juno Lighting Inc.                             18,700
     1,400  Kaiser Aluminum Corp. (a)                       6,825
     1,500  Kaydon Corp.                                   60,094
       567  Kellstrom Industries Inc. (a)                  16,301
       300  Lawson Products Inc.                            6,900
     1,300  Lawter International Inc.                      15,113
       400  Learonal Inc.                                  13,550
     1,100  Lilly Industrials Inc.                         21,931
       800  Lone Star Industries Inc.                      29,450
     1,000  Lone Star Technologies Inc. (a)                10,125
     2,400  Longview Fibre Co.                             27,750
       700  Lydall Inc. (a)                                 8,313
     2,000  MA Hanna Co.                                   24,625
       681  Macdermid Inc.                                 26,644
  SHARES                                                 VALUE
----------                                            -----------
       600  Maverick Tube Corp. (a)                   $     3,338
       227  Maxxam Inc. (a)                                13,024
       400  McWhorter Technologies Inc. (a)                 9,150
       921  Minerals Technologies Inc.                     37,703
     1,300  Mississippi Chemical Corp.                     18,200
     1,632  Morrison Knudsen Corp. (a)                     15,912
     1,690  Mueller Industries Inc. (a)                    34,328
       900  National Steel Corp.                            6,413
       100  NCH Corp.                                       5,950
       800  NCI Building Systems Inc. (a)                  22,500
     1,000  NL Industries                                  14,188
       471  Nortek Inc. (a)                                13,011
     1,100  OM Group Inc.                                  40,150
     1,000  Oregon Steel Mills Inc.                        11,875
     1,700  Paxar Corp. (a)                                15,194
     1,200  PH Glatfelter Co.                              14,850
     1,200  Polymer Group Inc. (a)                         11,925
     1,309  Potlatch Corp.                                 48,269
       467  Price Enterprises Inc.                          2,481
       200  Puerto Rican Cement Co. Inc.                    6,988
       700  Quanex Corp.                                   15,794
       500  Reliance Steel & Aluminum Co.                  13,813
       400  Republic Group Inc.                             8,025
       646  Rock-Tenn Company                              10,942
       400  Rouge Industries Inc.                           3,500
       200  Ryerson Tull Inc. (a)                           1,950
       900  Scotts Co. (a)                                 34,594
       700  Service Experts Inc. (a)                       20,475
       300  Shaw Group Inc. (a)                             2,400
       200  Shiloh Industries Inc. (a)                      2,625
       950  Shorewood Packaging Corp. (a)                  19,475
       530  Silgan Holdings Inc. (a)                       14,732
       200  Simpson Manufacturing Co. Inc. (a)              7,488
       600  Spartech Corp.                                 13,200
       100  Special Metals Corp. (a)                          894
       500  SPS Technologies Inc. (a)                      28,313
       600  Standard Register                              18,563
       500  Standex International Corp.                    13,125
       300  Stepan Co.                                      7,988
       900  Stillwater Mining Co. (a)                      36,900
       300  Stone & Webster Inc.                            9,975
       825  Synetic Inc. (a)                               36,300
       400  Tejon Ranch Co.                                 7,950
     1,650  Terra Industries Inc.                          10,209
       500  Tetra Technologies Inc. (a)                     5,469
     1,325  Tetra Tech. Inc. (a)                           35,858
     1,000  Texas Industries Inc.                          26,938
       700  Thomas Industries Inc.                         13,738
     1,090  Titanium Metals Corp.                           9,265
       600  TJ International Inc.                          15,413
       956  Tredegar Industries Inc.                       21,510
       200  Tremont Corporation                             6,650
       700  Universal Forest Products                      14,044
     1,000  Valmont Industries Inc.                        13,875

---------
      26

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,027  Watsco Inc.                               $    17,202
     2,613  Wausau-Mosinee Paper Corp.                     46,217
       700  Webb Corp.                                     19,294
     1,430  Wellman Inc.                                   14,568
       700  Wolverine Tube Inc. (a)                        14,700
       900  Wyman Gordon Co. (a)                            9,225
       400  Zoltek Companies Inc. (a)                       3,675
                                                      -----------
                                                        2,802,784
                                                      -----------

Mining & Metals (.8%)
     4,271  Armco Inc. (a)                                 18,686
     1,669  Asarco Inc.                                    25,139
    10,503  Battle Mountain Gold Co.                       43,325
     5,941  Bethlehem Steel Corp. (a)                      49,756
     2,763  Ethyl Corp.                                    16,060
     1,260  Inland Steel Industries Inc.                   21,263
       676  Ladish Company Inc. (a)                         5,662
     4,552  LTV Corp.                                      26,459
     1,268  Metals USA Inc. (a)                            12,363
       859  NS Group Inc. (a)                               3,812
       332  Penford Corp.                                   5,312
     1,285  Rayonier Inc.                                  59,030
       552  Roanoke Electric Steel Corp.                    8,108
       700  RTI International Metals Inc. (a)               9,800
       169  Schnitzer Steel Industries                      2,429
     1,128  Southern Peru Copper Corp.                     10,646
     1,600  Steel Dynamics Inc. (a)                        18,800
       724  WHX Corp. (a)                                   7,285
                                                      -----------
                                                          343,935
                                                      -----------

Oil, Gas, & Other Energy (2.7%)
       600  ACX Technologies Inc. (a)                       7,950
       839  Arch Coal Inc.                                 14,368
       500  Atwood Oceanics (a)                             8,500
     1,500  Barrett Resources Corp. (a)                    36,000
       400  Belco Oil & Gas Corp. (a)                       2,225
     1,100  Benton Oil & Gas Co. (a)                        3,300
       800  Berry Petroleum Co. Class A                    11,350
     1,000  Cabot Oil & Gas Corp.                          15,000
       900  Calpine Corp. (a)                              22,725
       200  Carbo Ceramics Inc.                             3,500
     2,898  Chesapeake Energy Corp. (a)                     2,536
     1,400  Comstock Resources Inc. (a)                     4,288
     1,900  Cross Timbers Oil Co.                          14,250
     1,000  Devon Energy Corp.                             30,688
       273  Dril-Quip (a)                                   4,846
     1,100  Eastern Enterprises                            48,125
     2,006  EEX Corp. (a)                                  14,042
     1,700  Equitable Resources Inc.                       49,513
       500  Forcenergy Inc. (a)                             1,313
     1,500  Forest Oil Corp. (a)                           12,750
       596  Friede Goldman Inc. (a)                         6,780
     1,200  Frontier Oil Corp. (a)                          5,925
     6,591  Grey Wolf Inc. (a)                              5,355
  SHARES                                                 VALUE
----------                                            -----------
       276  Gulfmark Offshore Inc. (a)                $     4,347
     1,382  Hanover Compressor Co. (a)                     35,500
     6,200  Harken Energy Corp. (a)                        12,013
     2,347  Helmerich & Payne Inc.                         45,473
       300  Holly Corp.                                     5,063
       400  Houston Exploration Co. (a)                     7,950
       700  HS Resources Inc. (a)                           5,294
       707  IRI International Corp. (a)                     2,828
     1,200  KCS Group Inc.                                  3,675
     6,300  Kelly Oil & Gas Corp. (a)                       3,741
       800  Key Energy Group Inc. (a)                       3,750
       900  Louis Dreyfus Natural Gas (a)                  12,825
     2,500  Marine Drilling Companies Inc. (a)             19,219
     1,900  Meridian Resource Corp. (a)                     6,056
       876  Mitchell Energy & Development Corp.            10,019
     1,700  Newfield Exploration Co. (a)                   35,488
     3,100  Newpark Resources (a)                          21,119
       600  North Carolina Natural Gas Corp.               19,913
       900  Nuevo Energy Co. (a)                           10,350
     1,000  Oceaneering International Inc. (a)             15,000
       678  Octel Corp. (a)                                 9,407
       259  Omni Energy Services Corp. (a)                  1,101
     1,503  Oneok Inc.                                     54,296
     2,700  Parker Drilling Co. (a)                         8,606
     1,500  Patterson Energy Inc. (a)                       6,094
       290  Penn Virginia Corp.                             5,329
     1,364  Pennzoil-Quaker State Co. (a)                  20,205
     1,630  Peoples Energy Corp.                           64,996
       800  Plains Resources Inc. (a)                      11,250
     1,798  Pogo Producing Co.                             23,374
     1,000  Pool Energy Services Co. (a)                   10,813
     2,400  Pride International Inc. (a)                   16,950
     1,600  Range Resources Corp.                           5,500
       600  RPC Inc.                                        4,425
       200  Rutherford-Moran Oil Corp. (a)                    563
     4,670  Santa Fe Energy Resources Inc. (a)             34,441
       600  Seacor Smit Inc. (a)                           29,663
     1,100  Seitel Inc. (a)                                13,681
     1,611  Snyder Oil Corp.                               21,446
       500  St. Mary Land & Exploration Co.                 9,250
       600  Stone Energy Corp. (a)                         17,250
     1,305  Superior Energy Services Inc. (a)               3,711
       600  Swift Energy Co. (a)                            4,425
     1,035  Syntroleum Corp. (a)                            6,404
     1,500  Tesoro Petroleum Corp. (a)                     18,188
       356  Thermo Ecotek Corp. (a)                         3,760
     1,600  Titan Exploration Inc. (a)                     10,500
     1,200  Tom Brown Inc. (a)                             12,038
     1,200  Transmontaigne Oil Co. (a)                     18,150
       441  Transtexas Gas Corp. (a)                        1,158
       900  Trico Marine Services Inc. (a)                  4,388
     2,000  Tuboscope Inc. (a)                             16,250
       570  UTI Energy Corp. (a)                            4,133
     1,000  Veritas DGC Inc. (a)                           13,000

                                                                       27-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,813  Vintage Pete Inc.                         $    15,637
                                                      -----------
                                                        1,105,334
                                                      -----------

Technology (15.1%)
       661  3DFX Interactive Inc. (a)                       8,345
       321  Aavid Thermal Technology Inc. (a)               5,417
       900  Actel Corp. (a)                                18,000
       900  Adtran Inc. (a)                                16,481
       245  Advantage Learning System Inc. (a)             16,109
       200  Advent Software Inc. (a)                        9,425
       363  Alliant Techsystems Inc. (a)                   29,925
       419  Alydaar Software Corp. (a)                      3,457
     1,753  Amkor Technology Inc. (a)                      18,954
       700  Amphenol Corp. (a)                             21,131
       560  Anacomp Inc. (a)                               10,430
       309  Analogic Corp.                                 11,626
     1,000  Analysts International Corp.                   19,250
     1,181  Anixter International Inc. (a)                 23,989
       200  APEX PC Solutions Inc. (a)                      5,775
     1,110  Applied Micro Circuits Corp. (a)               37,705
       268  Aris Corp. (a)                                  3,199
       338  Artisan Components Inc. (a)                     1,796
       241  Aspec Technology Inc. (a)                         316
       800  Aspect Development Inc. (a)                    35,450
     1,100  Aspen Technology Inc. (a)                      15,950
       800  ATMI Inc. (a)                                  20,200
     4,176  Aura Systems Inc. (a)                           4,176
     1,400  Avanti Corp. (a)                               22,400
     1,078  Avid Technology Inc. (a)                       25,198
       400  AVT Corp. (a)                                  11,600
     1,126  Axent Technologies Inc. (a)                    34,413
     2,326  BEA Systems Inc. (a)                           28,494
       800  Bell & Howell Co. (a)                          30,250
       500  Benchmark Electronics Inc. (a)                 18,313
       800  Black Box Corp. (a)                            30,300
     1,300  Boole & Babbage Inc. (a)                       38,269
     2,500  Borland International Inc. (a)                 13,750
       774  Broadvision Inc. (a)                           24,768
     1,104  Burr Brown Corp. (a)                           25,875
     1,600  C-Cube Microsystems Inc. (a)                   43,400
     1,400  Cable Design Technologies Co. (a)              25,900
       622  CD Radio Inc. (a)                              21,304
       300  CDW Computer Centers Inc. (a)                  28,781
     1,500  Cellnet Data Systems Inc. (a)                   7,500
     1,500  Cellstar Corporation (a)                       10,219
     1,400  Checkpoint Systems Inc. (a)                    17,325
     1,500  CHS Electronics Inc. (a)                       25,406
     3,100  Cirrus Logic Inc. (a)                          30,419
     1,000  Clarify Inc. (a)                               24,438
     1,100  Coherent Inc. (a)                              13,681
       182  Com21 Inc. (a)                                  3,822
     1,810  Commscope Inc. (a)                             30,431
       600  Complete Business Solutions (a)                20,325
     1,400  Compucom Systems Inc. (a)                       4,900
  SHARES                                                 VALUE
----------                                            -----------
     1,435  Computer Horizons Corp. (a)               $    38,207
       100  Computer Management Sciences (a)                1,738
       900  Computer Task Group Inc.                       24,413
       606  Concord Communications Inc. (a)                34,391
       526  Cotelligent Group Inc. (a)                     11,210
     1,200  CSG Systems Intl. Inc. (a)                     94,800
       200  Cubic Corp.                                     3,750
     4,019  Cypress Semiconductor Corp. (a)                33,408
     1,364  Dallas Semiconductor Corp.                     55,583
     2,300  Data General Corp. (a)                         37,806
       500  Data Transmission Network Corp. (a)            14,438
       705  Datastream Systems Inc. (a)                     8,108
       569  Dataworks Corp. (a)                             5,939
       500  Davox Corp. (a)                                 3,813
       300  DBT Online Inc. (a)                             7,481
       505  Decisionone Holdings Corp. (a)                  2,399
       300  Deltek Systems Inc. (a)                         5,063
       904  Dendrite International Inc. (a)                22,572
       471  Dialogic Corp. (a)                              9,258
     1,800  Diamond Multimedia Systems Inc. (a)            11,475
       583  Digi International Inc. (a)                     6,486
     2,900  Digital Microwave Corp. (a)                    19,847
     1,100  DII Group Inc. (a)                             25,644
       600  Documentum Inc. (a)                            32,063
     1,800  DSP Communications Inc. (a)                    27,563
       558  DST Sytems (a)                                 31,841
       680  Earthlink Network Inc. (a)                     38,760
     2,526  Electronics For Imaging Inc. (a)              101,514
       324  Engineering Animation Inc. (a)                 17,496
       800  Esterline Technologies Corp. (a)               17,400
     1,000  ETEC Systems Inc. (a)                          40,000
       500  Evans & Sutherland Computer (a)                 8,813
       268  Excel Switching Corp. (a)                      10,184
     1,246  Excite Inc. (a)                                52,410
       588  Exodus Communications Inc. (a)                 37,779
     1,345  Filenet Corp. (a)                              15,426
       100  Forrester Research Inc. (a)                     4,375
     1,455  General Magic Inc. (a)                          7,321
     1,223  General Semiconductor Inc. (a)                 10,013
       387  Genesys Telecommunication Labs (a)              8,611
       592  Genlyte Group Inc. (a)                         11,100
       900  Geotel Communications Corp. (a)                33,525
       900  Gerber Scientific Inc.                         21,431
     2,800  Glenayre Technologies Inc. (a)                 12,425
       360  Great Plains Software Inc. (a)                 17,370
     1,949  GTECH Holdings Corp. (a)                       49,943
       600  HADCO Corp. (a)                                21,000
     1,381  Harbinger Corp. (a)                            11,048
       537  Harmon Industries Inc.                         12,385
     1,800  HMT Technology Corp. (a)                       23,063
     1,214  HNC Software Inc. (a)                          49,091
       400  HTE Inc. (a)                                    2,000
       900  Hutchinson Technology Inc. (a)                 32,063
       466  Hypercom Software Corp. (a)                     4,602

---------
      28

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,365  Hyperion Solutions Corp. (a)              $    24,570
       320  ICON CMT Corp. (a)                              5,120
       452  IGEN Inc. (a)                                  13,843
     1,900  Imation Corp. (a)                              33,250
       550  IMRglobal Corporation (a)                      16,191
     1,499  Indus International Inc. (a)                   10,493
     1,200  Industri-Matematik Intl. Corp. (a)              6,000
     1,400  Information Resources Inc. (a)                 14,263
     7,217  Informix Corp. (a)                             71,268
     1,123  Infoseek Corp. (a)                             55,448
       700  Innovex Inc.                                    9,603
     1,900  Input/Output Inc. (a)                          13,894
       522  INSpire Insurance Solutions (a)                 9,592
     3,800  Integrated Device Technology (a)               23,275
       800  Integrated Process Equipment Corp. (a)          8,600
       800  Integrated Systems Inc. (a)                    11,950
       242  Intelligroup Inc. (a)                           4,326
     1,979  Intergraph Corp. (a)                           11,379
       900  International Network Services (a)             59,850
     2,400  International Rectifier Corp. (a)              23,400
       520  International Telecommunication (a)             7,670
       239  ISS Group Inc. (a)                             13,145
     2,352  ITC Deltacom Inc. (a)                          35,868
     1,013  Jabil Circuit Inc. (a)                         75,595
       600  Jack Henry & Associates Inc.                   29,850
       915  JDA Software Group Inc. (a)                     8,864
     1,700  Kemet Corp. (a)                                19,125
     2,523  Komag Inc. (a)                                 26,176
       525  Kopin Corp. (a)                                11,025
       400  Kronos Inc. (a)                                17,725
       270  L-3 Communications Holdings Inc. (a)           12,572
     1,059  Lattice Semiconductor Corp. (a)                48,615
       802  LCC International Inc. (a)                      3,008
     1,700  Legato Systems Inc. (a)                       112,094
     1,650  Level One Communications Inc. (a)              58,575
       900  Littelfuse Inc. (a)                            17,325
     1,600  Macromedia Inc. (a)                            53,900
       204  Manhattan Associates Inc. (a)                   5,559
       900  Manugistics Group Inc. (a)                     11,250
       688  Mapics Inc. (a)                                11,352
     2,508  Mark IV Industries Inc.                        32,604
       800  Marshall Industrials (a)                       19,600
       600  Mastec Inc. (a)                                12,600
       941  Mastech Corp. (a)                              26,936
       812  MEMC Electrical Materials Inc. (a)              6,902
     2,900  Mentor Graphics Corp. (a)                      24,650
       700  Mercury Interactive Corp. (a)                  44,275
     3,655  Merisel Inc. (a)                                8,681
     1,600  Methode Electronics                            25,000
       300  Metro Information Services Inc. (a)             9,000
       600  Micrel Inc. (a)                                33,000
       900  Microage Inc. (a)                              13,838
     2,349  Microchip Technology Inc. (a)                  86,913
       513  Micromuse Inc. (a)                             10,004
  SHARES                                                 VALUE
----------                                            -----------
     1,664  Micron Electronics Inc. (a)               $    28,808
       759  Mindspring Enterprises Inc. (a)                46,346
     1,412  MMC Networks Inc. (a)                          18,709
       234  Mobius Management Systems Inc. (a)              3,481
     1,000  MRV Communications Inc. (a)                     6,188
     1,174  MTI Technology Corp. (a)                        5,283
     1,300  National Computer Systems Inc.                 48,100
       700  National Instruments Corp. (a)                 23,888
       500  Natural Microsystems Corp. (a)                  3,641
       935  Neomagic Corp. (a)                             20,687
     2,800  Network Appliance Inc. (a)                    126,000
     1,000  Network Equipment Technologies (a)             10,313
       216  Network Solutions Inc. (a)                     28,269
       606  New Era of Networks Inc. (a)                   26,664
       500  Nichols Research Corp. (a)                     10,438
       475  Norstan Inc. (a)                                8,431
     1,576  Novellus Systems Inc. (a)                      78,012
     2,300  Oak Technology Inc. (a)                         8,050
       700  Objective Systems Integrators (a)               3,238
     1,100  Open Market Inc. (a)                           12,856
     1,900  P-Com Inc. (a)                                  7,570
     3,326  Pairgain Technologies Inc. (a)                 25,569
       400  Park Electrochemical Corp.                     11,450
       540  Pegasus Systems Inc. (a)                       19,440
       248  Pegasystems Inc. (a)                            1,031
       383  Peregrine Systems Inc. (a)                     17,762
     1,000  Photronics Inc. (a)                            23,969
     1,200  Pioneer Standard Electronics                   11,250
     1,052  Platinum Software Corp. (a)                    13,479
       700  Plexus Corp. (a)                               23,713
     1,400  PMC Sierra Inc. (a)                            88,375
       672  Polycom Inc. (a)                               14,952
       387  Pomeroy Computer Resources (a)                  8,708
       700  Powertel Inc. (a)                               9,494
       200  Powerwave Technologies Inc. (a)                 3,725
     1,500  Premiere Technologies Inc. (a)                 11,063
     1,100  Premisys Communications Inc. (a)               10,106
       958  Primark Corp. (a)                              25,986
       245  Primex Technologies Inc.                       10,413
       800  Progress Software Corp. (a)                    27,000
       300  Project Software & Development Inc. (a)        10,050
     2,000  PSINet Inc. (a)                                41,750
       400  QAD Inc. (a)                                    1,425
       382  QLogic Corporation (a)                         49,994
       824  QuadraMed Corp. (a)                            16,892
       400  Radiant Systems Inc. (a)                        2,950
       700  Rambus Inc. (a)                                67,375
     4,000  Rational Software Corp. (a)                   106,000
     1,235  Rayovac Corp. (a)                              32,959
     2,200  Read-Rite Corp. (a)                            32,519
       380  RealNetworks Inc. (a)                          13,633
       434  Recoton Corp. (a)                               7,785
       900  Remec Inc. (a)                                 16,200
     1,000  Remedy Corp. (a)                               13,938

                                                                       29-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       600  Renaissance Worldwide Inc. (a)            $     3,675
       400  Rogers Corp. (a)                               11,950
       158  RWD Technologies Inc. (a)                       3,417
     2,700  S3 Inc. (a)                                    19,870
     1,300  Safeguard Scientifics Inc. (a)                 35,669
       303  Sanchez Computer Associates (a)                 8,863
       900  Sandisk Corp. (a)                              12,713
       500  Sapient Corporation (a)                        28,000
       600  Sawtek Inc. (a)                                10,500
       577  SCB Computer Technology Inc. (a)                5,698
       537  SCM Microsystems Inc. (a)                      38,161
       600  SDL Inc. (a)                                   23,775
     1,802  Security Dynamics Technology Inc. (a)          41,446
       600  Semtech Inc. (a)                               21,525
     2,000  Sequent Computer Systems Inc. (a)              24,125
     1,200  Shiva Corp. (a)                                 6,788
       500  Siliconix Inc. (a)                             10,375
       792  Sipex Corp. (a)                                27,819
       650  SLI Inc. (a)                                   18,038
     1,200  Smart Modular Technology Inc. (a)              33,300
     1,421  Software AG Systems Inc. (a)                   25,756
       722  Spectra-Physics Lasers Inc. (a)                 6,859
       730  Speedfam International Inc. (a)                12,501
       600  Splash Technology Holdings Inc. (a)             4,463
       627  Sportsline USA Inc. (a)                         9,758
       317  SPR Inc. (a)                                    5,468
       388  SS&C Technologies Inc. (a)                      4,802
     1,078  Star Telecommunications Inc. (a)               13,138
     1,700  Structural Dynamics Research (a)               33,788
     3,843  Sybase Inc. (a)                                28,462
       751  Sykes Enterprises Inc. (a)                     22,906
     2,500  Symantec Corp. (a)                             54,375
       359  Syntel Inc. (a)                                 4,061
     1,700  System Software Associates Inc. (a)            11,953
     1,600  Systems & Computer Technology (a)              22,000
     1,088  Tava Technologies Inc. (a)                      8,296
     1,900  Technology Solutions Co. (a)                   20,366
     1,554  Tekelec (a)                                    25,738
       381  Telegroup Inc. (a)                                500
     1,033  Teletech Holdings Inc. (a)                     10,588
       700  Telxon Corp. (a)                                9,713
       225  Thermo Bioanalysis Corp. (a)                    2,981
       100  Thermo Optek Corp. (a)                            869
       200  Thermoquest Corp. (a)                           2,588
       400  Thermotrex Corp. (a)                            3,425
       400  Transaction Network Services (a)                8,025
     1,246  Transaction Systems Architects (a)             62,300
     1,000  Trimble Navigation Ltd. (a)                     7,250
     1,100  Unitrode Corp. (a)                             19,250
       292  US LEC Corp. (a)                                4,325
     2,783  US Web Corp. (a)                               73,402
     1,161  USN Communications Inc. (a)                       218
     2,000  Vanstar Corp. (a)                              18,500
     1,272  Vantive Corp. (a)                              10,176
  SHARES                                                 VALUE
----------                                            -----------
       276  Verio Inc. (a)                            $     6,176
       206  Verisign Inc. (a)                              12,180
       900  Viasoft Inc. (a)                                6,300
     2,392  Vishay Intertechnology Inc. (a)                34,684
     1,200  Visio Corp. (a)                                43,875
       951  Visual Networks Inc. (a)                       35,663
     1,981  VLSI Technology Inc. (a)                       21,667
       700  VWR Scientific Products Corp. (a)              12,163
     2,004  Wallace Computer Services Inc.                 52,856
     2,200  Wang Laboratories Inc. (a)                     61,050
       763  Waverphore Inc. (a)                             6,128
       600  Westell Technologies Inc. (a)                   2,925
     1,300  Whittman-Hart Inc. (a)                         35,913
     1,000  Wind River Systems Inc. (a)                    47,000
     1,200  World Access Inc. (a)                          25,650
     1,100  Xircom Inc. (a)                                37,400
     1,500  Xylan Corp. (a)                                26,344
     1,100  Zebra Technologies Corp. (a)                   31,625
                                                      -----------
                                                        6,278,675
                                                      -----------

Transportation (4.3%)
     1,300  AAR Corp.                                      31,038
       900  Aftermarket Technology Corp. (a)                7,088
     1,558  Air Express International Corp.                33,887
       500  Airnet Systems Inc. (a)                         7,188
     2,523  Airtran Holdings Inc. (a)                       6,623
     1,224  Alaska Air Group Inc. (a)                      54,162
     1,875  Alexander & Baldwin                            43,594
     1,900  America West Holding Corp. (a)                 32,300
       900  American Freightways Corp. (a)                 10,378
       173  Amtran Inc. (a)                                 4,693
       683  AO Smith Corp.                                 16,776
       900  Arctic Cat Inc.                                 9,169
       900  Arnold Industries Inc.                         14,513
     1,000  ASA Holdings Inc.                              30,500
       532  Atlantic Coast Airlines Hldgs. (a)             13,300
       400  Atlas Air Inc. (a)                             19,575
       800  Aviall Inc. (a)                                 9,400
     1,269  Avis Rent A Car Inc. (a)                       30,694
       400  Avondale Industries Inc. (a)                   11,600
       652  Barnes Group Inc.                              19,153
     1,300  BE Aerospace Inc. (a)                          27,300
       700  Breed Technologies Inc. (a)                     5,731
     1,929  CH Robinson Worldwide Inc.                     50,033
       600  Circle International Group Inc.                12,300
     1,111  Coach USA Inc. (a)                             38,538
       800  Coachmen Industries Inc.                       21,000
     1,000  Consolidated Freightways Corp. (a)             15,875
       400  Covenant Transport Inc. (a)                     7,150
       423  Dispatch Management Services Corp. (a)          1,718
       400  Eagle USA Airfreight Inc. (a)                   9,800
       500  Excel Industries Inc.                           8,750
       900  Exide Corp.                                    14,625
     1,200  Expeditors International                       50,400

---------
      30

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       500  Florida East Coast Industries             $    17,594
     1,100  Fritz Companies Inc. (a)                       11,894
     3,400  Gentex Corp. (a)                               68,000
       229  Greenbrier Companies Inc.                       3,235
     2,800  Greyhound Lines Inc. (a)                       16,625
     1,352  Halter Marine Group Inc. (a)                    6,591
       825  Hayes Lemmerz International (a)                24,905
       800  Heartland Express Inc. (a)                     14,000
       600  Hvide Marine Inc. (a)                           3,000
     1,000  JB Hunt Transport Service Inc.                 23,000
       934  Kirby Corp. (a)                                18,622
       738  Kitty Hawk Inc. (a)                             8,118
       250  Knight Transportation Inc. (a)                  6,672
       500  Landstar Systems Inc. (a)                      20,375
     1,688  Mascotech Inc.                                 28,907
     1,089  Mesa Air Group Inc. (a)                         8,508
       550  Mesaba Holdings Inc. (a)                       11,344
       650  Midwest Express Holdings Inc. (a)              17,103
     1,700  Miller Industrials Inc. (a)                     7,650
     1,000  Modine Manufacturing Co.                       36,250
       800  Motivepower Industries Inc. (a)                25,750
       400  MS Carriers Inc. (a)                           13,175
       868  Myers Industries Inc.                          24,847
     1,600  Newport News Shipbuilding Inc.                 53,500
       600  O'Reilly Automotive Inc. (a)                   28,350
     1,000  Offshore Logistics Inc. (a)                    11,875
     1,300  Overseas Shipholding Group Inc.                20,881
       900  Pittston Burlington Group                      10,013
     1,084  Polaris Industries Inc.                        42,479
       721  Roadway Express Inc.                           10,409
       700  Simpson Industries Inc.                         6,781
       500  Skyline Corp.                                  16,250
       990  Skywest Inc.                                   32,361
     1,400  SPX Corp. (a)                                  93,800
       500  Standard Motor Products Inc.                   12,125
       700  Standard Products Co.                          14,263
     1,000  Superior Industries Intl. Inc.                 27,813
     1,150  Swift Transportation Inc. (a)                  32,236
       300  Thor Industries Inc.                            7,650
       700  Titan International Inc.                        6,650
     2,196  Tower Automotive Inc. (a)                      54,763
     2,700  Trans World Airlines Inc. (a)                  12,994
     1,200  US Freightways Corp.                           34,950
     1,100  Wabash National Corp.                          22,344
     1,300  Werner Enterprises Inc.                        22,994
       831  Westinghouse Air Brake Co.                     20,308
       600  Winnebago Industries Inc.                       9,075
            Wisconsin Central Transportation Corp.
     2,373    (a)                                          40,786
       697  Wynns International Inc.                       15,421
     1,100  Yellow Corp. (a)                               21,038
                                                      -----------
                                                        1,767,125
                                                      -----------

Utilities & Energy (6.8%)
       900  Aerial Communications Inc. (a)                  5,288
  SHARES                                                 VALUE
----------                                            -----------
     2,700  AGL Resources Inc.                        $    62,269
     1,700  Aliant Communications Inc.                     69,488
       700  American Mobile Satellite Corp. (a)             3,675
       300  Aquarion Co.                                   12,300
       200  Aquila Gas Pipeline Corp.                       1,713
     1,278  Associated Group Inc. Class A (a)              54,954
     1,400  Atmos Energy Corp.                             45,150
       600  Bay State Gas Co.                              23,888
     1,050  Black Hills Corp.                              27,694
       500  California Water Service Group                 15,656
       500  Cellular Communications (a)                     9,250
       700  Cellular Communications Intl. (a)              47,600
       700  Centennial Cellular Corp. (a)                  28,700
       800  Central Hudson Gas & Electric                  35,800
     1,500  Century Communications Corp. (a)               47,578
       600  CFW Communication Co.                          14,025
       600  Cilcorp Inc.                                   36,713
     1,100  Cleco Corp.                                    37,744
     1,500  CMP Group Inc.                                 28,313
       400  Colonial Gas Co.                               13,950
       970  Commnet Cellular Inc. (a)                      11,883
       900  Commonwealth Energy Systems                    36,450
       400  Commonwealth Telephone (a)                     13,400
       500  Connecticut Energy Corp.                       15,250
       400  E Town Corp.                                   18,950
     1,000  Eastern Utilities Associates                   28,250
       567  Echostar Communications (a)                    27,429
     2,600  El Paso Electric Co. (a)                       22,750
       800  Empire District Electric Co.                   19,800
     1,200  Energen Corp.                                  23,400
     1,600  General Communications Inc. (a)                 6,500
     1,500  Hawaiian Electric Industries                   60,375
     1,709  Idacorp Inc.                                   61,844
     1,400  Indiana Energy Inc.                            34,475
     1,218  IXC Communications Inc. (a)                    40,955
       700  Jones Intercable Inc. (a)                      24,938
       800  Laclede Gas Co.                                21,400
     2,200  Lincoln Electric Holdings                      48,950
       800  Madison Gas & Electric Co.                     18,200
     2,500  MDU Resources Group Inc.                       65,781
     1,700  Minnesota Power Inc.                           74,800
     2,400  Nevada Power Co.                               62,400
       800  New Jersey Resources Corp.                     31,600
       700  North Pittsburgh Systems Inc.                   9,363
     1,200  Northwest Natural Gas Co.                      31,050
     1,100  Northwestern Corp.                             29,081
     1,913  NTL Inc. (a)                                  107,965
       600  NUI Corp.                                      16,088
     1,500  Omnipoint Corp. (a)                            13,969
       600  Orange & Rockland Utilities                    34,200
       600  Otter Tail Power Co.                           23,925
       400  Pacific Gateway Exchange Inc. (a)              19,225
     1,650  PageMart Wireless Inc. (a)                      9,178
       500  Pennsylvania Enterprises Inc.                  12,750

                                                                       31-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     1,100  Philadelphia Suburban Corp.               $    32,519
     1,400  Piedmont Natural Gas Inc.                      50,575
       986  Primus Telecommunications (a)                  16,269
     1,900  Public Service Co.                             38,831
       900  Public Service Company NC Inc.                 23,400
     1,600  RCN Corp. (a)                                  28,300
     1,800  Rochester Gas & Electric Corp.                 56,250
     2,986  Seagull Energy Corp. (a)                       18,849
       720  Semco Energy Inc.                              11,745
     1,400  Sierra Pacific Resources                       53,200
     1,100  Sigcorp Inc.                                   39,256
     2,773  Skytel Inc. (a)                                61,353
       900  Smartalk Teleservices Inc. (a)                  2,391
       400  South Jersey Industries Inc.                   10,475
       835  Southern Union Co. (a)                         20,353
     1,400  Southwest Gas Corp.                            37,625
     1,200  Southwestern Energy Co.                         9,000
     2,800  TCI Satellite Entertainment (a)                 4,025
     1,766  Tel-Save Holdings Inc. (a)                     29,581
       500  TNP Enterprises Inc.                           18,969
     1,500  UGI Corp.                                      35,625
     1,500  Unisource Energy Corp. Holding Co. (a)         20,250
       700  United Illuminating Co.                        36,050
     1,836  United International Holdings (a)              35,343
     1,600  United States Satellite (a)                    22,000
     1,300  United Water Resources Inc.                    31,119
     1,180  Vanguard Cellular Systems Inc. (a)             30,459
     2,100  Washington Gas Light Co.                       56,963
     2,600  Washington Water Power Co.                     50,050
       900  Western Gas Resources Inc.                      5,175
     3,500  Western Wireless Corp. (a)                     77,000

SHARES OR
PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
     1,700  Wicor Inc.                                $    37,081
     1,976  Winstar Communications Inc. (a)                77,064
     1,200  WPS Resources Corp.                            42,300
       500  Yankee Energy Systems Inc.                     14,563
                                                      -----------
                                                        2,832,330
                                                      -----------
Total Common Stocks
  (cost $40,897,974)                                   39,853,633

SHORT-TERM INVESTMENTS (4.4%)
            U.S. Treasury Bills, 4.340% and 4.400%,
              January, 1999 to February, 1999 (cost
$1,851,000    $1,843,504)                               1,844,303
                                                      -----------

TOTAL INVESTMENTS (100.2%)
  (cost $42,741,478)                                   41,697,936

LIABILITIES, LESS CASH AND OTHER ASSETS (-0.2%)
                                                          (72,500)
                                                      -----------
NET ASSETS (100.0%)                                   $41,625,436
                                                      -----------
                                                      -----------

Notes:

(a)  Non-income producing security.
At December 31, 1998, net unrealized depreciation of $1,043,542 consisted of gross unrealized appreciation of $4,972,058 and gross unrealized depreciation of $6,015,600 based on cost of $42,741,478 for federal income tax purposes.

See accompanying notes to financial statements.

---------
      32

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
COMMON STOCKS (96.4%)
Australia (2.2%)
     2,500  Amcor Ltd. (a)                            $    10,692
            MISCELLANEOUS FOOD PREPARATIONS
    32,000  Ashton Mining Limited (a)                      16,096
            METAL MINING SERVICES
    18,700  Australian National Industries                 13,191
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     2,500  Brambles Industries Ltd.                       60,953
            MISCELLANEOUS TRANSPORTATION SERVICES
    19,935  Broken Hill Proprietary (a)                   146,961
            BITUMINOUS COAL AND LIGNITE MINING
     7,005  Coca-Cola                                      26,123
            BEVERAGES
    13,000  Coles Myer Ltd. (a)                            68,175
            RETAIL STORES
    44,700  Crown Limited (a)                              16,722
            HOTELS AND MOTELS
    16,700  CSR Ltd.                                       40,870
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    25,900  Fosters Brewing Group Ltd.                     70,217
            MISCELLANEOUS NON-DURABLE GOODS
    21,900  Great Central Mines NL (a)                     15,715
            GOLD AND SILVER ORES
     7,449  ICI Australia (a)                              38,790
            CHEMICALS AND ALLIED PRODUCTS
     6,186  Lend Lease Corporation Ltd. (a)                83,473
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    64,700  MIM Holdings Limited (a)                       28,572
            METAL MINING SERVICES
    15,971  National Australia Bank Ltd.                  240,982
            FOREIGN BANKING
     9,900  Newcrest Mining Limited (a)                    13,735
            GOLD AND SILVER ORES
    17,628  News Corporation Ltd. (a)                     116,556
            MISCELLANEOUS PUBLISHING
    26,671  Normandy Mining Limited (a)                    24,703
            GOLD AND SILVER ORES
     8,700  North Limited                                  14,194
            BITUMINOUS COAL AND LIGNITE MINING
    21,200  Pacific Dunlop                                 34,329
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    17,000  Pioneer International Ltd. (a)                 35,974
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,300  Rio Tinto Ltd.                                 62,919
            BITUMINOUS COAL AND LIGNITE MINING
    11,500  Santos Ltd.                                    30,895
            CRUDE PETROLEUM AND NATURAL GAS

  SHARES                                                 VALUE
----------                                            -----------
    47,700  Telstra Corporation                       $   223,231
            COMMUNICATIONS SERVICES
    12,830  Western Mining Corp. Holding Ltd. (a)          38,717
            METAL MINING SERVICES
    29,748  Westfield Trust (a)                            65,687
            TRUSTS
       963  Westfield Trust New Units (a)                   2,036
            TRUSTS
    18,500  Westpac Banking Corp.                         123,911
            FOREIGN BANKING
                                                      -----------
                                                        1,664,419
                                                      -----------

Austria (.3%)
       840  Bank Austria AG                                42,738
            FOREIGN BANKING
       360  OEMV AG (a)                                    33,948
            MISCELLANEOUS PRODUCTS OF PETROLEUM AND
            COAL
       750  Oest Elektrizatswirts Class A (a)             114,695
            NONCLASSIFIABLE ESTABLISHMENTS
       360  VA Technologie AG (a)                          31,213
            MACHINERY, EQUIPMENT, AND SUPPLIES
                                                      -----------
                                                          222,594
                                                      -----------

Belgium (1.6%)
       300  Barco NV (a)                                   84,709
            ELECTRIC SERVICES
       150  Bekaert SA (a)                                 74,667
            ELECTRIC SERVICES
       750  Cimenteries CBR Cementbed (a)                  74,230
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,020  Delhaize LE PS (a)                             90,264
            RETAIL STORES
       300  Electrabel                                    131,867
            ELECTRIC SERVICES
       300  Fortis AG (a)                                 108,725
            INSURANCE CARRIERS
       750  GBL Group BXL Lamb (a)                        152,826
            HOLDING OFFICES
       700  NV Union Miniere SA (a)                        26,653
            METALS AND MINERALS, EXCEPT PETROLEUM
       360  Petrofina SA NPV (a)                          165,052
            CRUDE PETROLEUM AND NATURAL GAS
     1,075  Reunies Electrobel & Tractebel                208,724
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     1,325  Solvay Et Cie 'A' NPV (a)                      99,897
            CHEMICALS AND ALLIED PRODUCTS
                                                      -----------
                                                        1,217,614
                                                      -----------

                                                                       33-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
Denmark (1.1%)
       160  D/S 1912 'B' (a)                          $   111,875
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
        80  D/S Svendborg 'B' (a)                          81,078
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     1,200  Danisco                                        65,050
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       600  Den Danske Bank (a)                            80,605
            FOREIGN BANKING
       700  Novo Nordisk A/S-B                             92,390
            DRUGS
     2,400  Tele Danmark - B (a)                          323,929
            TELEPHONE COMMUNICATIONS
     1,400  Unidanmark (a)                                126,486
            FOREIGN BANKING
                                                      -----------
                                                          881,413
                                                      -----------

Finland (1.3%)
     2,800  Kesko OY Osake (a)                             42,028
            MISCELLANEOUS BUSINESS SERVICES
    15,000  Merita Ltd. - A (a)                            95,392
            FOREIGN BANKING
     3,800  Nokia OY                                      465,310
            COMMUNICATIONS EQUIPMENT
     1,600  Nokia OYJ - K Shares                          195,920
            COMMUNICATIONS EQUIPMENT
     3,400  Outokumpo OY                                   31,426
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     2,000  Sampo Insurance Co.                            76,433
            INSURANCE AGENTS, BROKERS, AND SERVICE
     3,000  UPM-Kymmene (a)                                84,135
            PAPER AND PAPER PRODUCTS
                                                      -----------
                                                          990,644
                                                      -----------

France (8.7%)
       400  Accor French (a)                               86,645
            SERVICES
       675  Air Liquide French                            123,859
            MISCELLANEOUS CHEMICAL PRODUCTS
     2,000  Alcatel                                       244,898
            COMMUNICATIONS SERVICES
     3,010  AXA Company                                   436,466
            INSURANCE AGENTS, BROKERS, AND SERVICE
     2,223  Banque National De Paris                      183,141
            COMMERCIAL BANKS
       700  BIC                                            38,847
            MISCELLANEOUS NON-DURABLE GOODS
       325  Bouygues                                       67,025
            MISCELLANEOUS BUSINESS SERVICES
       400  Canal Plus                                    109,201
            RADIO AND TELEVISION BROADCASTING
            STATIONS
       390  Carrefour Supermarche                         294,559
            GROCERY STORES
  SHARES                                                 VALUE
----------                                            -----------
       800  Compagnie De Saint Goban                  $   112,997
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     2,900  ELF-Aquitaine                                 335,374
            OIL AND GAS FIELD SERVICES
       300  Eridania Beghin Say                            51,933
            MISCELLANEOUS FOOD PREPARATIONS
       130  Essilor International (a)                      51,199
            MISCELLANEOUS NON-DURABLE GOODS
    10,100  France Telecom SA (a)                         802,791
            TELEPHONE COMMUNICATIONS
       600  Groupe Danone                                 171,858
            MISCELLANEOUS FOOD PREPARATIONS
       500  Imetal (a)                                     50,125
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       710  L'Oreal (a)                                   513,497
            MISCELLANEOUS NON-DURABLE GOODS
     1,015  Lafarge Coppee French (a)                      96,485
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,400  Lagardere Group                                59,524
            MISCELLANEOUS BUSINESS SERVICES
       300  LeGrand (a)                                    79,538
            MISCELLANEOUS DURABLE GOODS
       820  LVMH Company (a)                              162,356
            MISCELLANEOUS FOOD PREPARATIONS
     1,250  Michelin B French                              50,013
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     1,515  Paribas                                       131,728
            FOREIGN BANKING
       900  Pernod-Ricard (a)                              58,485
            MISCELLANEOUS FOOD PREPARATIONS
     1,350  Pinault-Printemps-Redoute SA                  258,109
            DEPARTMENT STORES
       180  Promodes                                      130,956
            GROCERY STORES
       675  Peugeot SA (a)                                104,525
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     3,250  Rhone Polenc                                  167,329
            DRUGS
       100  Sagem SA                                       66,237
            MISCELLANEOUS DURABLE GOODS
       950  Sanofi SA                                     156,462
            DRUGS
     1,500  Schneider SA                                   91,031
            MISCELLANEOUS DURABLE GOODS
     1,000  Seita (a)                                      62,657
            MISCELLANEOUS FOOD PREPARATIONS
       500  Sidel                                          42,427
            MISCELLANEOUS DURABLE GOODS

---------
      34

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
       750  Societe Generale - A                      $   121,509
            FOREIGN BANKING
       400  Sodexho Alliance (a)                           89,509
            SERVICES
     1,450  Suez Lyonnaise Des Eaux-Dumex                 297,995
            MISCELLANEOUS BUSINESS SERVICES
     1,000  Thomson CSF (a)                                42,964
            MISCELLANEOUS DURABLE GOODS
     2,400  Total SA - Series B (a)                       243,179
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     2,400  Usinor Sacilor (a)                             26,659
            STEEL WORKS
       960  Valeo                                          75,686
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     1,550  Vivendi                                       402,345
            SANITARY SERVICES
                                                      -----------
                                                        6,692,123
                                                      -----------

Germany (11.6%)
       800  Adidas Salomon AG                              86,940
            MISCELLANEOUS TEXTILE GOODS
     2,599  Allianz AG Holding                            953,447
            INSURANCE AGENTS, BROKERS, AND SERVICE
       335  AXA Colonia Konzern AG                         38,015
            INSURANCE AGENTS, BROKERS, AND SERVICE
     8,650  BASF AG                                       330,050
            PLASTICS MATERIALS AND SYNTHETIC RESINS,
            SYNTHETIC
     9,650  Bayer AG                                      405,288
            CHEMICALS AND ALLIED PRODUCTS
     6,786  Bayerische Hypo Vereinsbank                   537,005
            FOREIGN BANKING
     1,500  Beiersdorf (a)                                103,121
            CHEMICALS AND ALLIED PRODUCTS
    11,508  Daimler Chrysler AG                         1,136,619
            MOTOR VEHICLES, PARTS AND SUPPLIES
     1,190  Degussa                                        65,733
            CHEMICAL AND FERTILIZER MINERAL MINING
     5,400  Deutsche Bank AG                              318,645
            FOREIGN BANKING
    27,950  Deutsche Telekom AG                           918,786
            TELEPHONE COMMUNICATIONS
     6,400  Dresdner Bank AG (a)                          268,984
            FOREIGN BANKING
       750  Heidelberger Zement AG (a)                     58,990
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       925  Hochtief AG                                    36,377
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       125  Karstadt AG (a)                                65,445
            MISCELLANEOUS NON-DURABLE GOODS
  SHARES                                                 VALUE
----------                                            -----------
       100  Linde AG                                  $    60,642
            MACHINERY, EQUIPMENT, AND SUPPLIES
     4,120  Lufthansa AG (a)                               91,403
            AIR TRANSPORTATION & COURIER SERVICES
       350  MAN AG (a)                                    104,021
            MACHINERY, EQUIPMENT, AND SUPPLIES
     4,550  Mannesmann AG                                 521,788
            GENERAL INDUSTRIAL MACHINERY AND
            EQUIPMENT
     1,850  Merck KGAA                                     83,307
            CHEMICALS AND ALLIED PRODUCTS
     3,450  Metro AG (a)                                  271,356
            MISCELLANEOUS NON-DURABLE GOODS
            Muenchener Rueckversicherungs
              Namensaktie                                 384,128
       785
            INSURANCE CARRIERS
       195  Preussag AG                                    88,630
            STEEL WORKS
     4,150  RWE AG                                        229,237
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       660  SAP AG                                        285,315
            COMPUTER PROGRAMMING & DATA PROCESSING
       720  Schering AG (a)                                90,566
            CHEMICALS AND ALLIED PRODUCTS
       400  SGL Carbon AG (a)                              24,016
            CHEMICALS AND ALLIED PRODUCTS
     7,100  Siemens AG                                    458,264
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       550  Thyssen AG (a)                                104,021
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     5,750  VEBA AG                                       340,748
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       250  VIAG AG (a)                                   147,851
            UTILITIES REGULATION AND ADMINISTRATION
     3,250  Volkswagen AG                                 259,528
            MOTOR VEHICLE DEALERS
                                                      -----------
                                                        8,868,266
                                                      -----------

Hong Kong (1.8%)
    16,800  Bank of East Asia Hong Kong (a)                29,276
            MISCELLANEOUS INVESTING
    44,000  Cathay Pacific Airways Ltd. (a)                43,732
            AIR TRANSPORTATION & COURIER SERVICES
    20,000  Cheung Kong                                   143,926
            REAL ESTATE AGENTS AND MANAGERS
    10,000  Chinese Estates (Warrants) (a)                    388
            FEDERAL AND FEDERALLY-SPONSORED CREDIT
            AGENCIES
    10,000  Chinese Estates HL (Warrants) (a)                 441
            FEDERAL AND FEDERALLY-SPONSORED CREDIT
            AGENCIES
   172,000  Chinese Estates HL - C (a)                     25,095
            REAL ESTATE AGENTS AND MANAGERS

                                                                       35-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
    22,000  CLP Holdings Limited (a)                  $   109,617
            UTILITIES REGULATION AND ADMINISTRATION
    16,000  Hang Seng Bank (a)                            143,022
            FOREIGN BANKING
    42,900  Hong Kong & China Gas                          54,547
            GAS PRODUCTION AND DISTRIBUTION
     1,950  Hong Kong & China Gas (Warrants) (a)               --
            MOTOR VEHICLE DEALERS
    78,400  Hong Kong Telecom                             137,129
            COMMUNICATIONS EQUIPMENT
    30,000  Hutchison Whampoa                             212,016
            MISCELLANEOUS BUSINESS SERVICES
    13,000  Hysan Development (a)                          19,382
            REAL ESTATE AGENTS AND MANAGERS
    42,000  New World Development (a)                     105,718
            REAL ESTATE AGENTS AND MANAGERS
    74,000  Sino Land Company (a)                          39,642
            REAL ESTATE AGENTS AND MANAGERS
    27,000  Sun Hung Kai Properties                       196,914
            REAL ESTATE AGENTS AND MANAGERS
    17,000  Swire Pacific Ltd. - A (a)                     76,145
            MISCELLANEOUS BUSINESS SERVICES
     1,250  Wharf Holdings (Warrants) (a)                     103
            REAL ESTATE AGENTS AND MANAGERS
    39,000  Wharf Holdings Ltd. (a)                        56,885
            REAL ESTATE AGENTS AND MANAGERS
                                                      -----------
                                                        1,393,978
                                                      -----------

Ireland (.5%)
    10,593  Allied Irish Bank PLC                         188,936
            FOREIGN BANKING
     4,700  CRH PLC                                        79,763
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     9,071  Irish Life PLC (a)                             85,725
            INSURANCE AGENTS, BROKERS, AND SERVICE
    14,550  Jefferson Smurfit Group                        26,250
            PAPER AND PAPER PRODUCTS
                                                      -----------
                                                          380,674
                                                      -----------

Italy (5.7%)
    10,360  Assicurazione Generali ITL (a)                433,528
            ACCIDENT AND HEALTH INSURANCE AND
            MEDICAL SERVICE
    35,500  Banca Commerciale Italiana                    245,436
            UTILITIES REGULATION AND ADMINISTRATION
    27,000  Banca Intesa SPA                              162,354
            FOREIGN BANKING
    29,000  Benetton Group                                 58,565
            APPAREL, PIECE GOODS, AND NOTIONS
    10,000  Edison SPA (a)                                118,049
            COMMUNICATIONS SERVICES
    95,600  ENI SPA                                       626,170
            RETAIL STORES
  SHARES                                                 VALUE
----------                                            -----------
    56,000  FIAT SPA (a)                              $   194,942
            RETAIL STORES
    39,900  Istituto Nazionale Delle Assic (a)            105,623
            UTILITIES REGULATION AND ADMINISTRATION
    12,000  Italgas (a)                                    65,099
            COMMUNICATIONS SERVICES
    14,200  Mediaset SPA                                  115,399
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     8,420  Mediobanca Banca Di Credito                   117,193
            COMMERCIAL BANKS
     1,320  Mediobanca SPA (Warrants) (a)                   4,795
            COMMERCIAL BANKS
    62,000  Montedison SPA                                 82,534
            RETAIL STORES
    27,900  Parmalat Finanziaria (a)                       53,468
            OTHER
    26,000  Pirelli SPA (a)                                83,491
            RETAIL STORES
     4,550  RAS SPA                                        66,088
            UTILITIES REGULATION AND ADMINISTRATION
    19,060  San Paolo - IMI SPA                           337,532
            COMMERCIAL BANKS
     8,500  Sirti SPA (a)                                  51,395
            RETAIL STORES
    81,100  Telecom Italia Mobile                         600,051
            COMMUNICATIONS SERVICES
    15,900  Telecom Italia Mobile - DRNC (a)               75,021
            COMMUNICATIONS SERVICES
    46,700  Telecom Italia SPA                            399,341
            COMMUNICATIONS SERVICES
     9,600  Telecom Italia SPA - RNC                       60,550
            COMMUNICATIONS SERVICES
    50,000  Unicredito Italiano SPA                       297,020
            UTILITIES REGULATION AND ADMINISTRATION
    39,900  Unione Immobilistr (a)                         20,860
            REAL ESTATE OPERATORS AND LESSORS
                                                      -----------
                                                        4,374,504
                                                      -----------

Japan (19.7%)
     2,000  ACOM Company Ltd. (a)                         128,727
            MISCELLANEOUS BUSINESS SERVICES
       990  Advantest Corp. (a)                            62,842
            ELECTRICAL INDUSTRIAL APPARATUS
     6,000  Ajinomoto Company Inc. (a)                     63,832
            MISCELLANEOUS FOOD PREPARATIONS
     3,000  Alps Electronics Co. (a)                       55,188
            ELECTRICAL INDUSTRIAL APPARATUS
       600  Aoyama Trading (a)                             16,809
            RETAIL STORES
    18,000  Asahi Bank Ltd. (a)                            66,065
            FOREIGN BANKING
     5,000  Asahi Breweries Ltd. (a)                       73,805
            MISCELLANEOUS FOOD PREPARATIONS

---------
      36

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
    15,000  Asahi Chemical Industry Co. (a)           $    71,677
            CHEMICALS AND ALLIED PRODUCTS
     7,000  Bridgestone Corp.                             159,180
            MORTGAGE BANKERS AND BROKERS
     8,000  Canon Inc.                                    171,282
            ELECTRICAL INDUSTRIAL APPARATUS
    10,000  Chiba Bank (a)                                 39,806
            FOREIGN BANKING
     8,000  Chiyoda Corp. (a)                              15,249
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Citizen Watch Company Ltd. (a)                 36,171
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND
     1,700  Credit Saison (a)                              41,974
            RETAIL STORES
     1,000  CSK Corp. (a)                                  23,050
            SERVICES
     6,000  Dai Nippon Ink & Chemical Inc. (a)             16,436
            CHEMICALS AND ALLIED PRODUCTS
     7,000  Dai Nippon Printing Company Ltd.              111,830
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    11,000  Dai Nippon Screen (a)                          27,501
            ELECTRICAL INDUSTRIAL APPARATUS
    10,000  Daido Steel Co. (a)                            13,210
            STEEL WORKS
     8,000  Daiei Inc. (a)                                 21,774
            RETAIL STORES
     5,000  Daiichi Pharmaceutical (a)                     84,622
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     7,000  Daimaru Inc. (a)                               21,100
            RETAIL STORES
     8,000  Denso Corporation                             148,231
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    10,000  Daiwa House Industry (a)                      106,652
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    16,000  Diawa Securities (a)                           54,754
            MISCELLANEOUS INVESTING
        40  East Japan Rail (a)                           223,766
            MISCELLANEOUS TRANSPORTATION SERVICES
     4,000  Ebaba Corporation (a)                          34,504
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,000  Eisai Company Ltd.                             58,512
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     2,200  Fanuc Co.                                      75,481
            ELECTRICAL INDUSTRIAL APPARATUS
    32,000  Fuji Bank (a)                                 118,019
            FOREIGN BANKING
     5,000  Fuji Photo Film                               186,176
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
  SHARES                                                 VALUE
----------                                            -----------
     5,000  Fujikura Ltd. (a)                         $    26,863
            NONFERROUS FOUNDRIES (CASTING)
    20,000  Fujitsu Ltd. (a)                              266,852
            COMMUNICATIONS EQUIPMENT
     8,000  Furkukawa Electric (a)                         27,306
            NONFERROUS FOUNDRIES (CASTING)
    10,000  Gakken 9470 (a)                                11,525
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     7,000  Gunma Bank (a)                                 55,667
            FOREIGN BANKING
    27,000  Haseko Corporation (a)                         13,643
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    28,000  Hitachi Ltd.                                  173,765
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  Honda Motor Company Ltd.                      263,129
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     1,000  Hoya Corp. (a)                                 48,760
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
    29,000  Industrial Bank of Japan                      133,948
            FOREIGN BANKING
     3,000  ITO Yokado Co.                                210,113
            RETAIL STORES
    22,000  Itochu Corp. (a)                               42,519
            MISCELLANEOUS DURABLE GOODS
    15,000  Japan Airlines (a)                             39,629
            AIR TRANSPORTATION & COURIER SERVICES
    10,000  Joyo Bank (a)                                  39,186
            FOREIGN BANKING
     3,000  Jusco Co.                                      60,773
            RETAIL STORES
    11,000  Kajima Corp. (a)                               28,768
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     7,600  Kansai Electric Power (a)                     166,760
            ELECTRIC SERVICES
     6,000  KAO Corp.                                     135,643
            CHEMICALS AND ALLIED PRODUCTS
    22,000  Kawasaki Heavy Industries (a)                  51,687
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    27,000  Kawasaki Steel (a)                             40,454
            STEEL WORKS
     4,000  Kinden Corporation (a)                         60,924
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    15,000  Kinki Nippon Railway (a)                       80,454
            MISCELLANEOUS TRANSPORTATION SERVICES
    11,000  Kirin Brewery Company Ltd. (a)                140,429
            MISCELLANEOUS FOOD PREPARATIONS
    10,000  Komatsu Ltd. (a)                               52,573
            MACHINERY, EQUIPMENT, AND SUPPLIES

                                                                       37-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
    18,000  Kurabo Industries (a)                     $    18,511
            MISCELLANEOUS TEXTILE GOODS
     2,100  Kyocera Corp.                                 111,147
            ELECTRICAL INDUSTRIAL APPARATUS
    12,000  Kyowa Hakko Kogyo (a)                          59,364
            CHEMICALS AND ALLIED PRODUCTS
    21,000  Marubeni Corp. (a)                             36,118
            SERVICES
     4,000  Marui Co. (a)                                  77,130
            RETAIL STORES
    20,000  Matsushita Electric Industries                354,444
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
     4,000  Minebea Company Ltd. (a)                       45,888
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND
    20,000  Mitisui OSK Lines Ltd. (a)                     32,270
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    22,000  Mitsubishi Chemical Corp. (a)                  46,420
            CHEMICALS AND ALLIED PRODUCTS
    14,000  Mitsubishi Corp. (a)                           80,676
            MISCELLANEOUS BUSINESS SERVICES
    22,000  Mitsubishi Electric (a)                        69,241
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Mitsubishi Estate Company Ltd. (a)            116,750
            REAL ESTATE OPERATORS AND LESSORS
    25,000  Mitsubishi Heavy                               97,520
            ENGINES AND TURBINES
    31,000  Mitsubishi Materials Corp. (a)                 52,216
            NONFERROUS FOUNDRIES (CASTING)
    15,000  Mitsubishi Paper (a)                           30,719
            PULP MILLS
    14,000  Mitsubishi Trust                               90,233
            FOREIGN BANKING
    11,000  Mitsui & Co.                                   61,535
            MISCELLANEOUS DURABLE GOODS
    12,000  Mitsui Engineering (a)                         11,915
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    12,000  Mitsui Fudosan                                 90,960
            REAL ESTATE OPERATORS AND LESSORS
     9,000  Mitsui Marine & Fire Insurance (a)             47,475
            INSURANCE CARRIERS
     7,000  Mitsui Mining & Smelting (a)                   34,567
            NONFERROUS FOUNDRIES (CASTING)
    23,000  Mitsui Trust & Banking                         26,305
            FOREIGN BANKING
     6,000  Mitsukoshi (a)                                 15,958
            RETAIL STORES
     2,000  Murata Manufacturing Company Ltd. (a)          83,159
            ELECTRICAL INDUSTRIAL APPARATUS
     5,000  Mycal Corp. (a)                                29,877
            RETAIL STORES
    16,000  Nagoya Railroad Company Ltd. (a)               58,158
            MISCELLANEOUS TRANSPORTATION SERVICES
  SHARES                                                 VALUE
----------                                            -----------
    16,000  NEC Corp. (a)                             $   147,522
            ELECTRICAL INDUSTRIAL APPARATUS
     6,000  NGK Insulators Ltd. (a)                        77,503
            GLASS PRODUCTS
     4,000  Nikon Corp. (a)                                39,008
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
     2,000  Nippon Comsys Corp. (a)                        27,288
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    12,000  Nippon Express Co. (a)                         67,662
            MISCELLANEOUS TRANSPORTATION SERVICES
     9,000  Nippon Fire & Marine Insurance (a)             33,193
            INSURANCE CARRIERS
    56,000  Nippon Light Metal Co. (a)                     58,582
            NONFERROUS FOUNDRIES (CASTING)
    19,000  Nippon Oil Co.                                 66,367
            CRUDE PETROLEUM AND NATURAL GAS
    14,000  Nippon Paper Industries Co. (a)                63,797
            PULP MILLS
    47,000  Nippon Steel Corp. (a)                         85,418
            STEEL WORKS
       146  Nippon Telegraph and Telephone Corp. (a)    1,128,686
            COMMUNICATIONS SERVICES
    17,000  Nippon Yusen Kabushiki Kaish (a)               53,805
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    24,000  Nissan Motors                                  73,620
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     6,000  Nisshinbo Industries Inc. (a)                  20,958
            MISCELLANEOUS TEXTILE GOODS
     2,000  Nitto Denko Corp. (a)                          33,334
            ELECTRICAL INDUSTRIAL APPARATUS
    67,000  NKK Corporation (a)                            45,734
            STEEL WORKS
    19,000  Nomura Securities Company Ltd.                165,918
            MISCELLANEOUS INVESTING
     4,000  NSK Ltd. (a)                                   14,965
            MACHINERY, EQUIPMENT, AND SUPPLIES
     6,000  Ohbayashi-Gumi Corp. (a)                       28,831
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    10,000  OJI Paper Company Ltd. (a)                     52,041
            PULP MILLS
     3,000  Omron Corp.                                    41,171
            ELECTRICAL INDUSTRIAL APPARATUS
     3,000  Onward Kashiyama Company Ltd. (a)              40,374
            MISCELLANEOUS TEXTILE GOODS
       700  Orix Corp. (a)                                 52,377
            MISCELLANEOUS BUSINESS SERVICES
    25,000  Osaka Gas Company Ltd. (a)                     86,218
            ELECTRIC SERVICES
     2,000  Pioneer Electric Corp. (a)                     33,600
            ELECTRICAL INDUSTRIAL APPARATUS

---------
      38

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
    28,000  Renown Inc. (a)                           $    17,377
            MISCELLANEOUS TEXTILE GOODS
     1,000  Rohm Company                                   91,226
            ELECTRICAL INDUSTRIAL APPARATUS
    39,000  Sakura Bank Ltd. (a)                           89,552
            FOREIGN BANKING
     5,000  Sankyo Company Ltd.                           109,489
            DRUGS
    19,000  Sanyo Electric Company Ltd. (a)                58,955
            ELECTRICAL INDUSTRIAL APPARATUS
     1,000  Secom Company Ltd.                             82,981
            ELECTRONIC COMPONENTS AND ACCESSORIES
     7,000  Sekisui Chemical (a)                           47,165
            CHEMICALS AND ALLIED PRODUCTS
     9,000  Sekisui House Ltd. (a)                         95,349
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Seventy Seven Bank (a)                         60,108
            FOREIGN BANKING
    12,000  Sharp Corp. (a)                               108,408
            ELECTRICAL INDUSTRIAL APPARATUS
     2,000  Shimano Industrial (a)                         51,686
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    10,000  Shimizu Corp. (a)                              33,600
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     4,000  Shin-Etsu Chemical Co. (a)                     96,457
            CHEMICALS AND ALLIED PRODUCTS
    10,000  Shionogi & Company Ltd. (a)                    73,318
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     4,000  Shiseido Co. (a)                               51,491
            CHEMICALS AND ALLIED PRODUCTS
     8,000  Shizuoka Bank (a)                              98,939
            FOREIGN BANKING
    35,000  Showa Denko KK (a)                             30,720
            CHEMICALS AND ALLIED PRODUCTS
     3,000  Seiyu (a)                                       8,830
            RETAIL STORES
       700  SMC Corporation (a)                            55,977
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,900  Sony Corp.                                    284,556
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
    30,000  Sumitomo Bank (a)                             308,520
            FOREIGN BANKING
    15,000  Sumitomo Chemical Co. (a)                      58,512
            CHEMICALS AND ALLIED PRODUCTS
     9,000  Sumitomo Corp. (a)                             43,884
            SERVICES
     8,000  Sumitomo Electric Industries (a)               90,145
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  Sumitomo Heavy Industries (a)                  16,738
            MACHINERY, EQUIPMENT, AND SUPPLIES
  SHARES                                                 VALUE
----------                                            -----------
     9,000  Sumitomo Marine & Fire (a)                $    57,129
            INSURANCE CARRIERS
    13,000  Sumitomo Metal (a)                             42,297
            NONFERROUS FOUNDRIES (CASTING)
    59,000  Sumitomo Metal Industries (a)                  67,478
            STEEL WORKS
    15,000  Taisei Corp. (a)                               28,857
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     3,000  Taisho Pharmaceutical Company Ltd. (a)         82,715
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     1,000  Taiyo Yuden Company Ltd. (a)                   11,862
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  Takeda Chemical Industries Ltd.               308,520
            DRUGS
    17,000  Teijin Limited (a)                             62,698
            MISCELLANEOUS TEXTILE GOODS
    46,000  The Bank of Tokyo Mitsubishi                  477,144
            FOREIGN BANKING
    15,000  Tobu Railway Company Ltd. (a)                  43,884
            MISCELLANEOUS TRANSPORTATION SERVICES
     4,000  TOEI (a)                                       11,844
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
       600  TOHO Co.                                       82,343
            SERVICES
     4,900  Tohoku Electric Power (a)                      86,882
            ELECTRIC SERVICES
    17,000  Tokai Bank (a)                                 80,481
            FOREIGN BANKING
    13,000  Tokio Marine & Fire Insurance (a)             155,589
            INSURANCE CARRIERS
     2,000  Tokyo Dome Corp. (a)                           10,674
            SERVICES
    10,900  Tokyo Electric Power Company Inc. (a)         269,609
            ELECTRIC SERVICES
     2,000  Tokyo Electron Ltd. (a)                        76,066
            SERVICES
    26,000  Tokyo Gas (a)                                  68,461
            ELECTRIC SERVICES
     4,000  Tokyo Steel Manufacturing (a)                  20,072
            STEEL WORKS
     7,000  Tokyo Tatemono Company Ltd. (a)                11,977
            REAL ESTATE OPERATORS AND LESSORS
    32,000  Tokyu Corp. (a)                                84,259
            MISCELLANEOUS TRANSPORTATION SERVICES
     9,000  Toppan Printing Co. (a)                       110,110
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    13,000  Toray Industries Inc. (a)                      67,999
            MISCELLANEOUS TEXTILE GOODS
     3,000  Tostem Corporation (a)                         59,576
            METALS AND MINERALS, EXCEPT PETROLEUM

                                                                       39-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     2,000  Toyo Seikan (a)                           $    34,008
            METALS AND MINERALS, EXCEPT PETROLEUM
     3,000  Toyoda Automatic Loom Works (a)                53,167
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    44,000  Toyota Motor Co.                            1,197,552
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     8,000  UBE Industries Ltd. (a)                        12,128
            CHEMICALS AND ALLIED PRODUCTS
     1,000  UNI Charm (a)                                  46,987
            CHEMICALS AND ALLIED PRODUCTS
    27,000  Unitika Ltd. (a)                               18,671
            MISCELLANEOUS TEXTILE GOODS
     3,000  UNY Company Ltd. (a)                           54,922
            RETAIL STORES
     5,000  Wacoal Corp.                                   64,408
            MISCELLANEOUS TEXTILE GOODS
     3,000  Yamaguchi Bank (a)                             28,352
            FOREIGN BANKING
     3,000  Yamaha Corp.                                   31,118
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,000  Yamanouchi Pharmaceutical                     129,082
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     5,000  Yamato Transport Company Ltd. (a)              70,038
            MISCELLANEOUS TRANSPORTATION SERVICES
     4,000  Yamazaki Baking Co.                            52,236
            MISCELLANEOUS FOOD PREPARATIONS
    22,000  Yasuda Trust & Banking (a)                     16,969
            FOREIGN BANKING
     4,000  Yokogawa Electric (a)                          19,859
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Yokohama Bank (a)                              31,234
            FOREIGN BANKING
                                                      -----------
                                                       15,119,363
                                                      -----------
Netherlands (6.5%)
    15,385  ABN Amro Holdings                             323,822
            MORTGAGE BANKERS AND BROKERS
     5,000  Aegon NV                                      618,865
            LIFE INSURANCE
     2,960  AKZO Dutch ORD                                134,856
            MISCELLANEOUS CHEMICAL PRODUCTS
       965  ASR Verzekeringsgroe                           87,416
            INSURANCE AGENTS, BROKERS, AND SERVICE
     1,048  Buhrmann NV                                    18,248
            PAPER AND PAPER PRODUCTS
     6,690  Elsevier                                       93,755
            MISCELLANEOUS PUBLISHING
     1,055  Getronics NV                                   52,281
            COMPUTER PROGRAMMING & DATA PROCESSING
  SHARES                                                 VALUE
----------                                            -----------
     4,107  Heinken NV                                $   247,295
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
       660  IHC Caland NV                                  27,432
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    10,931  ING Groep NV                                  666,927
            COMMERCIAL BANKS
       980  KLM Royal Dutch (a)                            29,661
            AIR TRANSPORTATION & COURIER SERVICES
     4,521  Koninklijke Ahold NV                          167,188
            GROCERY STORES
     4,435  Koninklijke NV                                222,144
            TELEPHONE COMMUNICATIONS
     3,125  Koninklijke Philips Electronic                209,813
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,480  OCE NV                                         53,233
            COMPUTER AND OFFICE EQUIPMENT
    22,835  Royal Dutch Petroleum Co.                   1,137,692
            OIL AND GAS FIELD SERVICES
     4,435  TNT Post Group (a)                            142,976
            COMMUNICATIONS SERVICES
     7,525  Unilever NV - CVA                             643,567
            MISCELLANEOUS NON-DURABLE GOODS
       675  Wolters Kluwer NV                             144,519
            BOOKS
                                                      -----------
                                                        5,021,690
                                                      -----------

New Zealand (.1%)
    64,900  Brierley Investments Ltd. (a)                  14,745
            MISCELLANEOUS INVESTING
    12,400  Fletcher Challenge Energy (a)                  23,581
            OIL AND GAS FIELD SERVICES
    14,500  Telecom New Zealand                            63,192
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
                                                      -----------
                                                          101,518
                                                      -----------

Norway (.3%)
     9,300  Christiania BK OG Kreditkass (a)               32,225
            FOREIGN BANKING
     1,600  D.Y. Bergesen (a)                              19,111
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     2,600  Norsk Hydro ASA (a)                            87,705
            MISCELLANEOUS BUSINESS SERVICES
     2,300  Orkla AS A-Aksjer                              34,264
            GROCERIES AND RELATED PRODUCTS
     1,200  Petroleum Geo-Services (a)                     15,278
            MISCELLANEOUS BUSINESS SERVICES
     4,300  Storebrand ASA (a)                             32,453
            INSURANCE CARRIERS
                                                      -----------
                                                          221,036
                                                      -----------

---------
      40

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
Portugal (.6%)
     1,855  Banco Espirito Santo                      $    57,575
            MISCELLANEOUS INVESTING
     4,100  EDP PL (a)                                     90,272
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     1,100  Jeronimo, Martins & Filho                      60,178
            MISCELLANEOUS FOOD STORES
     3,400  Portugal Telecom                              155,893
            COMMUNICATIONS SERVICES
     1,300  Sonae Industria E Investimento                 63,200
            SERVICES
                                                      -----------
                                                          427,118
                                                      -----------

Singapore (.8%)
    10,000  City Developments                              43,334
            REAL ESTATE AGENTS AND MANAGERS
     1,000  Creative Technology Limited (a)                14,122
            COMPUTER PROGRAMMING & DATA PROCESSING
     8,000  DBS Land Ltd. (a)                              11,782
            REAL ESTATE AGENTS AND MANAGERS
    12,500  Development Bank of Singapore                 112,881
            FOREIGN BANKING
    32,000  First Capital Corp. - Singapore (a)            21,334
            REAL ESTATE AGENTS AND MANAGERS
    14,000  Natsteel Ltd. (a)                              15,358
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     7,000  Overseas Chinese Banking Corp.                 47,517
            FOREIGN BANKING
    14,000  Singapore Airlines Ltd.                       102,669
            AIR TRANSPORTATION & COURIER SERVICES
     7,897  Singapore Press Holdings                       85,673
            NEWSPAPERS: PUBLISHING, OR PUBLISHING
            AND PRINTING
    46,000  Singapore Telecom Ltd.                         70,256
            TELEPHONE COMMUNICATIONS
     9,000  United Overseas Bank                           57,820
            FOREIGN BANKING
                                                      -----------
                                                          582,746
                                                      -----------

Spain (3.3%)
       975  Acerinox SA (a)                                22,742
            METALS AND MINERALS, EXCEPT PETROLEUM
     5,300  Argentaria Caja Postal Y Banco                137,465
            FOREIGN BANKING
     4,772  Autopistas Concesionaria (a)                   79,482
            AUTOMOBILE PARKING
    23,305  Banco Bilbao Vizcaya SA                       365,963
            FOREIGN BANKING
    13,566  Banco Central Hispanoamer SA                  161,327
            FOREIGN BANKING
    11,651  Banco Santader SA                             231,883
            FOREIGN BANKING
  SHARES                                                 VALUE
----------                                            -----------
     9,235  Endesa SA                                 $   245,066
            ELECTRIC SERVICES
     1,020  Fomento De Construc Y Contra (a)               75,947
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,535  Gas Natural SDG SA                            167,376
            GAS PRODUCTION AND DISTRIBUTION
     8,465  I. Iberdrola SA                               158,616
            ELECTRIC SERVICES
     3,670  Repsol SA                                     196,073
            OIL AND GAS FIELD SERVICES
     2,800  Tabacalera SA - A                              70,745
            TABACCO STEMMING AND REDRYING
    13,085  Telefonica                                    582,720
            COMMUNICATIONS SERVICES
     4,195  Union Electrica Fenosa SA                      72,684
            ELECTRIC SERVICES
                                                      -----------
                                                        2,568,089
                                                      -----------

Sweden (2.4%)
     5,970  ABB AG Series A                                63,710
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     2,300  Astra AB - B                                   46,820
            DRUGS
    13,080  Astra AB A-F                                  267,069
            DRUGS
     1,500  Atlas Copco AB - A Free (a)                    32,940
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
       223  Balder - Units (a)                              2,476
            REAL ESTATE OPERATORS AND LESSORS
     1,800  Drott AB - B (a)                               16,544
            REAL ESTATE AGENTS AND MANAGERS
     4,500  Electrolux Series B                            77,447
            HOUSEHOLD APPLIANCES
    22,800  Ericsson AB - B Free                          542,889
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     1,100  Forenings Sparbanken (a)                       28,499
            FOREIGN BANKING
     1,870  Hennes and Mauritz (a)                        152,728
            FAMILY CLOTHING STORES
     5,200  Securitas AB - B                               80,833
            MISCELLANEOUS BUSINESS SERVICES
     7,000  Skandia Forsakrings AB Free                   107,087
            INSURANCE AGENTS, BROKERS, AND SERVICE
     6,600  Skandinaviska Enskilda Bankn - A (a)           69,619
            FOREIGN BANKING
     2,600  Skanska B Free (a)                             72,173
            REAL ESTATE AGENTS AND MANAGERS
     3,000  Svenska Cellulosa AB - B (a)                   65,511
            OTHER

                                                                       41-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     2,230  Svenska Handelsbanken - A                 $    94,091
            FOREIGN BANKING
     1,700  Volvo Akttiebolag - A (a)                      38,067
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     3,100  Volvo Akttiebolag - B Free                     71,137
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
                                                      -----------
                                                        1,829,640
                                                      -----------

Switzerland (8.2%)
        90  ABB AG                                        105,498
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
       220  Adecco SA                                     100,431
            SERVICES
        70  Alusuis-Lonza Holdings                         81,545
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     2,300  Credit Suisse Group (a)                       360,034
            FOREIGN BANKING
       130  Gebruder Sulzer AG (a)                         79,127
            MACHINERY, EQUIPMENT, AND SUPPLIES
        80  Holderbank Finan Glaris - B (a)                94,708
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       450  Nestle                                        979,627
            MISCELLANEOUS FOOD PREPARATIONS
        60  Novartis AG - Bearer                          117,948
            DRUGS
       710  Novartis AG - Reg                           1,395,722
            DRUGS
       150  Roche Holdings AG (a)                         271,620
            CHEMICALS AND ALLIED PRODUCTS
       810  Roche Holdings AG - Genusschein               988,251
            DRUGS
       170  Sairgroup                                      42,207
            AIR TRANSPORTATION & COURIER SERVICES
       140  SCHW Rueckversicherungs                       365,014
            INSURANCE CARRIERS
        30  SGS Soc Gen Surviellance - B                   29,378
            SERVICES
       150  SMH AG (a)                                     92,830
            ELECTRONIC COMPONENTS AND ACCESSORIES
       500  Swisscom AG (a)                               209,322
            TELEPHONE COMMUNICATIONS
       300  The Swatch Group AG                            44,941
            ELECTRONIC COMPONENTS AND ACCESSORIES
     2,053  Union Bank of Switzerland                     630,781
            FOREIGN BANKING
       440  Zuerich Allied AG                             325,800
            INSURANCE CARRIERS
                                                      -----------
                                                        6,314,784
                                                      -----------
  SHARES                                                 VALUE
----------                                            -----------

United Kingdom (19.7%)
    14,390  Abbey National (a)                        $   308,135
            FOREIGN BANKING
    14,970  Allied Zurich PLC (a)                         223,293
            HOLDING OFFICES
     3,178  Anglian Water PLC                              43,887
            WATER SUPPLY
    12,470  Arjo Wiggins Appleton PLC (a)                  23,445
            PAPER AND PAPER PRODUCTS
     9,030  Associated British Foods                       85,412
            MISCELLANEOUS FOOD PREPARATIONS
    14,250  Barclay's PLC                                 307,270
            COMMERCIAL BANKS
     4,195  Barratt Developments PLC (a)                   16,123
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     8,147  Bass PLC                                      118,606
            EATING AND DRINKING PLACES
     6,920  BBA Group (a)                                  42,946
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    35,250  BG PLC                                        222,428
            GAS PRODUCTION AND DISTRIBUTION
     8,690  Blue Circle Industries PLC                     44,821
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     4,890  BOC Group (a)                                  69,929
            CHEMICALS AND ALLIED PRODUCTS
    12,020  Boots Co. PLC (a)                             204,689
            RETAIL STORES
     7,120  BPB Industries PLC                             26,921
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    16,840  British Aerospace PLC                         142,754
            SEARCH, DETECTION, NAVIGATION, GUIDANCE,
            AERONAUTI
    10,930  British Airways PLC                            73,696
            MISCELLANEOUS TRANSPORTATION SERVICES
    14,080  British American Tobacco (a)                  123,808
            CIGARETTES
     4,850  British Land Company PLC (a)                   36,070
            REAL ESTATE AGENTS AND MANAGERS
    62,118  British Petroleum Co. PLC                     927,583
            CRUDE PETROLEUM AND NATURAL GAS
    18,320  British Sky Broadcasting PLC (a)              139,144
            COMMUNICATIONS SERVICES
    23,960  British Steel (a)                              35,480
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    67,990  British Telecommunications PLC (a)          1,024,317
            TELEPHONE COMMUNICATIONS
    33,426  BTR Limited                                    68,961
            MISCELLANEOUS MANUFACTURING INDUSTRIES

---------
      42

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     4,440  Burmah Castrol PLC (a)                    $    63,531
            CRUDE PETROLEUM AND NATURAL GAS
    18,380  Cable & Wireless (a)                          225,991
            TELEPHONE COMMUNICATIONS
     9,485  Cadbury Schweppes PLC (a)                     161,756
            MISCELLANEOUS FOOD PREPARATIONS
     9,455  Carlton Communications (a)                     86,994
            COMMUNICATIONS SERVICES
    37,950  Centrica PLC (a)                               76,401
            GAS PRODUCTION AND DISTRIBUTION
     6,630  CGU PLC                                       103,802
            INSURANCE CARRIERS
    40,513  Diageo PLC                                    461,054
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
     6,015  Electrocomponents PLC                          40,331
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    11,442  Elementis (a)                                  15,610
            CHEMICALS AND ALLIED PRODUCTS
     9,415  EMI Group PLC (a)                              62,972
            PHOTOGRAPHIC STUDIOS
    13,900  FKI Babcock                                    30,990
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    27,535  General Electric PLC (a)                      248,534
            ELECTRONIC COMPONENTS AND ACCESSORIES
     8,200  GKN PLC                                       108,804
            MOTOR VEHICLES, PARTS AND SUPPLIES
    38,215  Glaxo Wellcome PLC                          1,314,879
            DRUGS
     8,050  Granada Group PLC                             142,307
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
     9,800  Great Universal Stores                        103,294
            RETAIL STORES
     9,557  Guardian Royal Exchange                        53,507
            FIRE, MARINE, AND CASUALTY INSURANCE
    14,235  Halifax PLC                                   202,026
            MORTGAGE BANKERS AND BROKERS
    12,010  Hanson Trust PLC                               95,365
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     8,460  HSBC Holdings PLC - 75 C                      229,434
            FOREIGN BANKING
    17,920  HSBC Holdings PLC - C                         453,193
            FOREIGN BANKING
     6,630  IMI PLC (a)                                    26,033
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     7,240  Imperial Chemical Industries (a)               62,759
            CHEMICALS AND ALLIED PRODUCTS
    17,115  J. Sainsbury PLC (a)                          137,184
            MISCELLANEOUS FOOD STORES
  SHARES                                                 VALUE
----------                                            -----------
     4,055  Johnson Matthey PLC                       $    27,392
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    12,880  Kingfisher PLC                                139,400
            DEPARTMENT STORES
    13,790  Ladbroke Group (a)                             55,410
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
     4,730  Land Securities PLC (a)                        60,912
            REAL ESTATE AGENTS AND MANAGERS
    10,560  Legal and General Group PLC (a)               137,132
            INVESTMENT OFFICES
    57,280  Lloyds TSB Group PLC                          814,837
            FOREIGN BANKING
    11,000  London & Scotland Marine Oil (a)               18,302
            OIL AND GAS FIELD SERVICES
    16,665  Lucasvarity                                    55,593
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
    23,955  Marks & Spencer PLC                           164,307
            RETAIL STORES
     4,411  MEPC PLC                                       29,356
            REAL ESTATE AGENTS AND MANAGERS
    11,360  National Grid Group PLC (a)                    90,677
            ELECTRIC SERVICES
    12,489  National Power PLC (a)                        107,636
            ELECTRIC SERVICES
     4,510  Next PLC (a)                                   37,069
            RETAIL STORES
     6,195  Pearson PLC (a)                               122,965
            COMMUNICATIONS SERVICES
     7,165  Peninsular & Orient Steam Navigation (a)       84,700
            MISCELLANEOUS TRANSPORTATION SERVICES
    16,940  Pilkington PLC (a)                             16,911
            FLAT GLASS
    22,630  Prudential Corp.                              341,690
            LIFE INSURANCE
     4,745  Railtrack Group PLC                           124,026
            RAILROADS
    11,675  Rank Group (a)                                 44,969
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
     9,865  Reed International Ltd. British                77,143
            COMMUNICATIONS SERVICES
     7,580  Rentokil Initial PLC                           57,130
            MISCELLANEOUS BUSINESS SERVICES
    13,871  Reuters Group PLC                             145,626
            SECURITIES & COMMODITIES EXCHANGE
            SERVICES
     6,653  Rexam PLC                                      18,485
            PAPER AND PAPER PRODUCTS
    14,960  Rio Tinto PLC (a)                             173,985
            METAL MINING SERVICES

                                                                       43-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

  SHARES                                                 VALUE
----------                                            -----------
     3,385  RMC Group PLC (a)                         $    46,351
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    15,580  Rolls Royce PLC (a)                            64,546
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
            Royal & Sun Alliance Insurance Group PLC      122,517
    15,005
            INSURANCE CARRIERS
     7,950  Royal Bank of Scotland Group PLC              126,981
            FOREIGN BANKING
    11,185  Safeway PLC (a)                                56,201
            MISCELLANEOUS FOOD STORES
     2,745  Schroders PLC (a)                              50,101
            MISCELLANEOUS INVESTING
     7,430  Scottish Newcastle Breweries PLC               86,287
            EATING AND DRINKING PLACES
    10,590  Scottish Power PLC                            108,802
            ELECTRIC SERVICES
    18,830  Siebe PLC                                      74,250
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     5,840  Slough Estates PLC (a)                         26,429
            REAL ESTATE AGENTS AND MANAGERS
    55,915  Smithkline Beecham PLC                        781,462
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     4,090  Smiths Industries                              58,352
            ELECTRONIC COMPONENTS AND ACCESSORIES
     5,755  Southern Electric PLP (a)                      65,063
            ELECTRIC SERVICES
    18,255  Tarmac PLC (a)                                 34,170
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,965  Tate & Lyle PLC (a)                            38,358
            SUGAR AND CONFECTIONERY PRODUCTS
    56,040  Tesco PLC                                     159,675
            MISCELLANEOUS FOOD STORES
     3,497  Thames Water PLC (a)                           66,911
            WATER SUPPLY
     6,380  TI Group PLC (a)                               34,367
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    30,040  Unilever PLC                                  336,869
            MISCELLANEOUS FOOD PREPARATIONS
     6,370  United Utilities PLC (a)                       88,284
            WATER SUPPLY
    29,660  Vodafone Group PLC                            481,640
            TELEPHONE COMMUNICATIONS
     8,289  Williams PLC                                   47,062
            MISCELLANEOUS MANUFACTURING INDUSTRIES

SHARES OR
PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
     7,125  Wolseley PLC (a)                          $    45,047
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     7,530  Zeneca Group PLC                              327,868
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
                                                      -----------
                                                       15,089,715
                                                      -----------
Total common stocks
  (cost $64,190,772)                                   73,961,928

PREFERRED STOCK (.6%)
Australia (.1%)
    16,248  News Corporation Ltd.                          98,962
            COMMUNICATIONS SERVICES
                                                      -----------

Germany (.5%)
     1,730  RWE (a)                                        62,842
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       500  SAP AG Vorzug (a)                             238,723
            COMPUTER PROGRAMMING & DATA PROCESSING
     1,050  Volkswagen AG (a)                              52,326
            AUTOMOTIVE SERVICES, EXCEPT REPAIR
                                                      -----------
                                                          353,891
                                                      -----------
Total preferred stock
  (cost $411,693)                                         452,853

SHORT-TERM INVESTMENTS (2.9%)
            U.S. Treasury bills 3.470% to 4.320%,
            due January, 1999 to February, 1999
            (cost $2,208,118)                           2,209,067
$2,217,000
                                                      -----------

TOTAL INVESTMENTS (99.9%)
  (cost $66,810,583)                                   76,623,848

CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)
                                                           73,284
                                                      -----------
NET ASSETS (100.0%)                                   $76,697,132
                                                      -----------
                                                      -----------

Notes:

(a)  Non-income producing security.
At December 31, 1998, net unrealized appreciation of $9,813,265 consisted of gross unrealized appreciation of $12,875,229 and gross unrealized depreciation of $3,061,964 based on cost of $66,810,583 for federal income tax purposes.

See accompanying notes to financial statements.

---------
      44

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

INTERNATIONAL FUND INDUSTRY CLASSES

                INDUSTRY                      VALUE         %
----------------------------------------  --------------  ------
Banks                                     $   10,222,368   13.33%
Communications                                10,186,694   13.28
Machinery, Manufacturing & Construction        8,223,418   10.72
Consumer Goods & Services                      7,623,601    9.94
Healthcare                                     6,935,986    9.04
Transportation                                 5,094,460    6.64
Mining & Refining                              4,769,607    6.22
Insurance                                      4,534,476    5.91
Retail                                         3,821,768    4.98
Agriculture, Foods & Beverage                  3,494,679    4.56
Real Estate and Other Financial                2,933,448    3.82
Energy & Utilities                             2,558,974    3.34
Chemicals                                      2,262,351    2.95
Regulations                                      971,635    1.27
Other                                            781,316    1.02
                                          --------------  ------
Total Stocks                                  74,414,781   97.02
Short-term Investments                         2,209,067    2.88
Cash and Other Assets, Less Liabilities           73,284    0.10
                                          --------------  ------
Net Assets                                $   76,697,132  100.00%
                                          --------------  ------
                                          --------------  ------

                See accompanying notes to financial statements.

                                                                       45-------

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

 SHARES                                               VALUE
--------                                            ----------
COMMON STOCKS (99.7%)
          State Farm Variable Product Trust Bond
 209,523    Fund                                    $2,126,663
          State Farm Variable Product Trust Large
            Cap Equity Index Fund                    3,430,029
 267,971
                                                    ----------
Total Common Stocks
  (cost $5,209,092)                                  5,556,692

CASH AND OTHER ASSETS, LESS LIABILITIES (0.3%)
                                                        18,120
                                                    ----------
NET ASSETS (100.0%)                                 $5,574,812
                                                    ----------
                                                    ----------

Notes:
At December 31, 1998, net unrealized appreciation of $347,600 consisted entirely of gross unrealized appreciation based on cost of $5,209,092 for federal income tax purposes.

See accompanying notes to financial statements.

---------
      46

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

PRINCIPAL                                    COUPON        MATURITY
  AMOUNT                                      RATE           DATE            VALUE
----------                                  --------  ------------------  -----------
CORPORATE BONDS (77.7%)
Automotive (4.1%)
$  500,000  Ford Motor Credit Co.              6.500% February 28, 2002   $   513,335
   500,000  Paccar Financial Corp.             5.970% November 15, 2001       507,515
                                                                          -----------
                                                                            1,020,850
                                                                          -----------

Building Materials & Construction (3.1%)
   750,000  Masco Corp.                        6.125% September 15, 2003      758,977
                                                                          -----------

Chemicals (5.6%)
   825,000  Dow Capital BV                     7.375% July 15, 2002           866,011
   500,000  EI du Pont de Nemours              6.000% March 6, 2013           509,315
                                                                          -----------
                                                                            1,375,326
                                                                          -----------

Commercial Service/Supply (4.9%)
   350,000  Pitney Bowes Credit                5.650% January 15, 2003        352,730
   850,000  Xerox Corporation                  5.500% November 15, 2003       851,827
                                                                          -----------
                                                                            1,204,557
                                                                          -----------

Consumer & Marketing (5.7%)
   150,000  Kimberly Clark Corp.               8.625% May 1, 2001             160,970
   425,000  Mattel Inc.                        6.000% July 15, 2003           431,766
   500,000  McDonald's Corporation             5.900% May 11, 2001            508,230
   300,000  Procter & Gamble Co.               5.250% September 15, 2003      300,510
                                                                          -----------
                                                                            1,401,476
                                                                          -----------

Electronic/Electrical Mfg. (7.4%)
   500,000  Emerson Electric Co.               5.500% September 15, 2008      505,130
   300,000  Int'l. Business Machines Corp.     5.800% May 15, 2001            304,602
   500,000  Public Service Co. of CO           6.240% November 27, 2000       507,185
   500,000  Raytheon Co.                       5.950% March 15, 2001          504,720
                                                                          -----------
                                                                            1,821,637
                                                                          -----------

Financial Services (3.2%)
   300,000  Associates Corp. of North
              America                          5.875% May 16, 2001            302,319
   500,000  Household Finance                  5.875% November 1, 2002        499,760
                                                                          -----------
                                                                              802,079
                                                                          -----------

Forest Products (5.0%)
   500,000  Mead Corporation                   6.600% March 1, 2002           513,340
   660,000  Westvaco Corp.                     9.650% March 1, 2002           733,854
                                                                          -----------
                                                                            1,247,194
                                                                          -----------

Health Care (4.1%)
   500,000  Abbott Laboratories                5.400% September 15, 2008      500,265
   500,000  Warner Lambert Co.                 5.750% January 15, 2003        507,485
                                                                          -----------
                                                                            1,007,750
                                                                          -----------

Machinery & Manufacturing (8.9%)
   300,000  AlliedSignal Inc.                  9.875% June 1, 2002            337,560

                                                                       47-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

PRINCIPAL                                    COUPON        MATURITY
  AMOUNT                                      RATE           DATE            VALUE
----------                                  --------  ------------------  -----------
$  400,000  Caterpillar Finance                6.750% July 10, 2001       $   411,524
   500,000  Parker Hannifin Corp.              5.650% September 15, 2003      501,140
   900,000  TRW Inc.                           6.730% July 11, 2007           957,951
                                                                          -----------
                                                                            2,208,175
                                                                          -----------

Media & Broadcasting (5.7%)
   500,000  New York Times                     5.000% October 8, 2003         490,865
   406,000  The Walt Disney Company            6.375% March 30, 2001          416,049
   500,000  Tribune Co.                        5.750% September 15, 2003      502,190
                                                                          -----------
                                                                            1,409,104
                                                                          -----------

Mining & Metals (2.1%)
   500,000  Aluminum Company of America
              (a)                              6.125% June 15, 2005           510,410
                                                                          -----------

Oil, Gas, & Other Energy (1.7%)
   400,000  Mobil Corp.                        8.375% February 12, 2001       425,256
                                                                          -----------

Retailers (3.2%)
   500,000  Sherwin Williams Co.               6.500% February 1, 2002        516,250
   250,000  Wal-Mart Stores Inc.               8.625% April 1, 2001           267,920
                                                                          -----------
                                                                              784,170
                                                                          -----------

Telecom & Telecom Equipment (9.6%)
   750,000  Ameritech Capital Funding
              Corp.                            5.650% January 15, 2001        758,370
 1,000,000  AT&T Corp.                         7.000% May 15, 2005          1,086,070
   200,000  Northern Telecom Ltd.              6.875% October 1, 2002         208,158
   300,000  Worldcom Inc.                      6.125% August 15, 2001         305,142
                                                                          -----------
                                                                            2,357,740
                                                                          -----------

Utilities & Energy (3.4%)
   300,000  Georgia Power                      6.000% March 1, 2000           302,493
   500,000  Virginia Electric & Power          7.375% July 1, 2002            530,265
                                                                          -----------
                                                                              832,758
                                                                          -----------
Total corporate bonds
  (cost $18,966,853)                                                       19,167,459
LONG-TERM U.S. TREASURY OBLIGATIONS (7.2%)
   675,000  U.S. Treasury Notes                6.875% March 31, 2000          692,678
 1,000,000  U.S. Treasury Notes                7.500% May 15, 2002          1,086,910
                                                                          -----------
Total long-term U.S. treasury obligations
  (cost $1,774,589)                                                         1,779,588

SHORT-TERM INVESTMENTS (11.0%)
   500,000  Ford Motor Credit Co.              5.450% February 5, 1999        501,214
 1,200,000  General Motors Acceptance
              Corp.                            4.910% January 29, 1999      1,200,164

---------
      48

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

PRINCIPAL                                    COUPON        MATURITY
  AMOUNT                                      RATE           DATE            VALUE
----------                                  --------  ------------------  -----------
$1,000,000  General Electric Capital Corp.     5.650% January 15, 1999    $ 1,001,414
                                                                          -----------
Total short-term investments
  (cost $2,702,792)                                                         2,702,792

TOTAL INVESTMENTS (95.9%)
  (cost $23,444,234)                                                       23,649,839

CASH AND OTHER ASSETS, LESS LIABILITIES (4.1%)                              1,017,547
                                                                          -----------
NET ASSETS (100.0%)                                                       $24,667,386
                                                                          -----------
                                                                          -----------

Notes:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of this security amounted to $510,410 or 2% of net assets.
(b) At December 31, 1998, net unrealized appreciation of $205,605 consisted of gross unrealized appreciation of $221,089 and gross unrealized depreciation of $15,484 based on cost of $23,444,234 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       49-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1998

PRINCIPAL                                        COUPON             MATURITY
  AMOUNT                                          RATE                DATE            VALUE
----------                                  -----------------  ------------------  -----------
SHORT-TERM INVESTMENTS (97.3%)
Agriculture, Foods, & Beverage (9.9%)
$  935,000  Coca-Cola                            4.950%          April 9, 1999     $   922,383
   920,000  Sara Lee Corp.                       5.820%         January 7, 1999        919,107
                                                                                   -----------
                                                                                     1,841,490
                                                                                   -----------

Automotive (9.9%)
   915,000  Ford Motor Credit Co.           4.980% and 5.120%   February 5, 1999       922,290
   915,000  General Motors Acceptance
              Corp.                         5.030% and 5.180%   January 29, 1999       923,248
                                                                                   -----------
                                                                                     1,845,538
                                                                                   -----------

Chemicals (4.2%)
   780,000  EI du Pont de Nemours                4.960%         January 28, 1999       777,072
                                                                                   -----------

Computers (4.6%)
   850,000  Int'l Business Machines Corp.   5.100% and 5.260%   January 12, 1999       861,441
                                                                                   -----------

Electronic/Electrical Mfg. (4.6%)
   850,000  General Electric Capital Corp.  5.280% and 5.320%   January 15, 1999       861,942
                                                                                   -----------

Financial Services (8.4%)
   915,000  Associates Corp. of North
              America                            5.000%          April 16, 1999        916,809
   655,000  Caterpillar Finance                  5.280%         January 4, 1999        654,707
                                                                                   -----------
                                                                                     1,571,516
                                                                                   -----------

Health Care (9.0%)
   915,000  Abbott Laboratories                  5.600%         January 5, 1999        914,430
   785,000  Johnson & Johnson (a)                4.620%          April 29, 1999        773,013
                                                                                   -----------
                                                                                     1,687,443
                                                                                   -----------

Machinery & Manufacturing (4.6%)
   850,000  John Deere Credit Co.           5.200% and 5.270%   January 14, 1999       861,909
                                                                                   -----------

Oil, Gas, & Other Energy (8.4%)
   920,000  Chevron Corporation                  5.000%          March 12, 1999        920,516
   650,000  Shell Oil Co.                        4.950%        February 11, 1999       646,306
                                                                                   -----------
                                                                                     1,566,822
                                                                                   -----------

Retailers (4.9%)
   915,000  Sears Roebuck Acceptance Corp.  5.050% and 5.250%   January 26, 1999       923,258
                                                                                   -----------

Telecom & Telecom Equipment (4.6%)
   870,000  Ameritech Corp.                      5.000%         January 13, 1999       868,541
                                                                                   -----------

U.S. Government (24.2%)
   750,000  Fannie Mae                           5.190%         January 26, 1999       747,254
 1,000,000  Freddie Mac                          5.270%         January 7, 1999        999,107
   787,000  Freddie Mac                     5.020% and 5.180%   January 15, 1999       785,427
 1,000,000  Freddie Mac                          4.890%        February 18, 1999       993,441

---------
      50

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1998

PRINCIPAL                                        COUPON             MATURITY
  AMOUNT                                          RATE                DATE            VALUE
----------                                  -----------------  ------------------  -----------
$1,000,000  Freddie Mac                          4.930%        February 22, 1999   $   992,842
                                                                                   -----------
                                                                                     4,518,071
                                                                                   -----------
Total short-term investments
  (cost $18,185,043)                                                                18,185,043

CASH AND OTHER ASSETS, LESS LIABILITIES (2.7%)                                         496,374
                                                                                   -----------
NET ASSETS (100.0%)                                                                $18,681,417
                                                                                   -----------
                                                                                   -----------

Notes:

(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of this security amounted to $773,013 or 4% of net assets.

                See accompanying notes to financial statements.

                                                                       51-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                             LARGE CAP       SMALL CAP     INTERNATIONAL      STOCK & BOND                           MONEY
                           EQUITY INDEX    EQUITY INDEX     EQUITY INDEX        BALANCED             BOND            MARKET
                               FUND            FUND             FUND              FUND               FUND             FUND
                           -------------   -------------   --------------   -----------------   --------------   --------------
ASSETS
  Investments in
    securities:
    At identified cost      $ 46,476,230      42,741,478      66,810,583         5,209,092          23,444,234       18,185,043
                           -------------   -------------   --------------   -----------------   --------------   --------------
                           -------------   -------------   --------------   -----------------   --------------   --------------
    At value                $ 53,285,251      41,697,936      76,623,848         5,556,692          23,649,839       18,185,043
  Cash                               448             951             590                12           1,227,342          632,695
  Foreign currency at
    value (cost $150,096)             --              --         149,336                --                  --               --
  Receivable for:
    Dividends and
      interest                    45,300          56,657         116,108            18,108             367,449            2,041
    Shares of the Fund
      sold                       190,862          65,377              --            35,418              18,988           98,703
    Securities sold               38,409           8,962              --                --             901,648               --
    Expense cap
      reimbursement                   --              --          20,500             5,486                  --               --
    Variation margin                  --          35,800              --                --                  --               --
  Prepaid expenses                   496             588              --                --                  99              218
                           -------------   -------------   --------------   -----------------   --------------   --------------
  Total assets                53,560,766      41,866,271      76,910,382         5,615,716          26,165,365       18,918,700
                           -------------   -------------   --------------   -----------------   --------------   --------------
LIABILITIES AND NET
  ASSETS
  Dividends payable to
    shareowners                       --              --              --                --             259,096          207,138
  Payable for:
    Shares of the Fund
      redeemed                        --              --              --             2,501               1,275            3,199
    Securities purchased         141,392         185,238          30,429            32,917           1,200,000               --
    Variation margin              78,575              --              --                --                  --               --
    Manager                       28,084          44,925         141,551                --              27,461           16,909
    Other                          7,993          10,672          41,270             5,486              10,147           10,037
                           -------------   -------------   --------------   -----------------   --------------   --------------
    Total liabilities            256,044         240,835         213,250            40,904           1,497,979          237,283
                           -------------   -------------   --------------   -----------------   --------------   --------------
Net assets applicable to
  shares outstanding of
  common stock                53,304,722      41,625,436      76,697,132         5,574,812          24,667,386       18,681,417
                           -------------   -------------   --------------   -----------------   --------------   --------------
  Fund shares outstanding      4,162,934       4,363,244       6,592,448           488,711           2,430,863       18,681,417
Net asset value, offering
  price and redemption
  price per share           $      12.80            9.54           11.63             11.41               10.15             1.00
                           -------------   -------------   --------------   -----------------   --------------   --------------
                           -------------   -------------   --------------   -----------------   --------------   --------------
ANALYSIS OF NET ASSETS
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital   $ 45,796,843      42,540,357      66,990,452         5,188,944          24,478,905       18,681,417
  Accumulated net
    realized gain (loss)         269,073          66,054         117,394            (6,189)            (17,124)              --
  Net unrealized
    appreciation
    (depreciation)             7,234,621        (984,992)      9,815,363           347,600             205,605               --
  Undistributed
    (distributions in
    excess of) net
    investment income              4,185           4,017        (226,077)           44,457                  --               --
                           -------------   -------------   --------------   -----------------   --------------   --------------
  Net assets applicable
    to shares outstanding   $ 53,304,722      41,625,436      76,697,132         5,574,812          24,667,386       18,681,417
                           -------------   -------------   --------------   -----------------   --------------   --------------
                           -------------   -------------   --------------   -----------------   --------------   --------------

                See accompanying notes to financial statements.

---------
      52

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENT OF OPERATIONS

                             LARGE CAP       SMALL CAP     INTERNATIONAL      STOCK & BOND                             MONEY
                           EQUITY INDEX    EQUITY INDEX     EQUITY INDEX        BALANCED             BOND             MARKET
For the period from the        FUND            FUND             FUND              FUND               FUND              FUND
date of inception          -------------   -------------   --------------   -----------------   ---------------   ---------------
to December 31, 1998          1/22/98         1/29/98         1/22/98            1/29/98            1/22/98           1/29/98
-------------------------  -------------   -------------   --------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends                  $  328,684         443,671        1,210,085           47,205                    --                --
  Interest                      130,191          41,268           87,600               --               750,590           638,747
                           -------------   -------------   --------------         -------       ---------------   ---------------
                                458,875         484,939        1,297,685           47,205               750,590           638,747
  Less: foreign
    withholding taxes             1,833             108          104,517               --                    --                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Total investment income       457,042         484,831        1,193,168           47,205               750,590           638,747
EXPENSES:
  Investment advisory and
    management fees              46,527         118,508          325,393               --                51,817            39,751
  Professional fees              11,083          10,834           18,200            5,245                10,807            10,562
  Fidelity bond expense           1,114           1,253            2,070              575                   821               702
  Trustees' fees                  4,909           4,909            4,500            4,909                 4,909             4,908
  Reports to shareowners          1,499           1,499            1,414            1,002                 1,499             1,503
  Security evaluation
    fees                          8,866          24,587           44,336               --                 1,859               237
  Custodian fees                     --              --           91,529            2,178                 3,139             3,541
  Index license fees              5,000           5,119           10,001               --                    --                --
  Fund accounting expense            --              --           51,372               --                    --                --
  Other                              31              27               --               --                    15                13
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Total expenses                 79,029         166,736          548,815           13,909                74,866            61,217
    Less: expense
      reimbursement                  --          16,690          107,042           13,909                    --            10,516
                           -------------   -------------   --------------         -------       ---------------   ---------------
  Net expenses                   79,029         150,046          441,773               --                74,866            50,701
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net investment income           378,013         334,785          751,395           47,205               675,724           588,046
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Accumulated net
    realized gain (loss)
    on sales of
    investments                  22,524         860,154          117,394           (6,189)              (17,124)               --
  Accumulated net
    realized gain on
    forward foreign
    currency contracts               --              --          105,894               --                    --                --
  Accumulated net
    realized loss on
    foreign currency
    transactions                     --              --         (187,378)              --                    --                --
  Accumulated net
    realized gain (loss)
    on futures contracts        246,549         (38,747)
  Net unrealized gain on
    open futures
    contracts                   425,600          58,550               --               --                    --                --
  Net unrealized
    appreciation or
    depreciation on
    investments and
    foreign currency
    transactions              6,809,021      (1,043,542)       9,815,363          347,600               205,605                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net realized and
  unrealized gain (loss)      7,503,694        (163,585)       9,851,273          341,411               188,481                --
                           -------------   -------------   --------------         -------       ---------------   ---------------
Net change in net assets
  resulting from
  operations                 $7,881,707         171,200       10,602,668          388,616               864,205           588,046
                           -------------   -------------   --------------         -------       ---------------   ---------------
                           -------------   -------------   --------------         -------       ---------------   ---------------

                See accompanying notes to financial statements.

                                                                       53-------

                       STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                             LARGE CAP       SMALL CAP     INTERNATIONAL      STOCK & BOND                           MONEY
                           EQUITY INDEX    EQUITY INDEX     EQUITY INDEX        BALANCED             BOND            MARKET
For the period from the        FUND            FUND             FUND              FUND               FUND             FUND
date of inception          -------------   -------------   --------------   -----------------   --------------   --------------
to December 31, 1998          1/22/98         1/29/98         1/22/98            1/29/98           1/22/98          1/29/98
-------------------------  -------------   -------------   --------------   -----------------   --------------   --------------
FROM OPERATIONS:
  Net investment income     $    378,013         334,785         751,395            47,205             675,724          588,046
  Accumulated net
    realized gain (loss)         269,073         821,407          35,910            (6,189)            (17,124)              --
  Net unrealized
    appreciation
    (depreciation)             7,234,621        (984,992)      9,815,363           347,600             205,605               --
                           -------------   -------------   --------------         --------      --------------   --------------
Net change in net assets
  resulting from
  operations                   7,881,707         171,200      10,602,668           388,616             864,205          588,046
DISTRIBUTIONS TO
  SHAREOWNERS FROM AND IN
  EXCESS OF:
  Net investment income         (373,828)       (330,768)       (895,988)           (2,748)           (675,724)        (588,046)
  Net realized gain                   --        (755,353)             --                --                  --               --
                           -------------   -------------   --------------         --------      --------------   --------------
Total distributions to
  shareowners                   (373,828)     (1,086,121)       (895,988)           (2,748)           (675,724)        (588,046)
FROM FUND SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold                      30,942,223      11,591,139      12,288,814         5,522,631          14,570,954        8,868,290
  Reinvestment of
    distributions                373,828       1,086,121         895,988             2,748             675,724          588,046
                           -------------   -------------   --------------         --------      --------------   --------------
                              31,316,051      12,677,260      13,184,802         5,525,379          15,246,678        9,456,336
  Less payments for
    shares redeemed              519,208         136,903         194,350           336,535             767,773          774,919
                           -------------   -------------   --------------         --------      --------------   --------------
Net increase in net
  assets from Fund share
  transactions                30,796,843      12,540,357      12,990,452         5,188,844          14,478,905        8,681,417
                           -------------   -------------   --------------         --------      --------------   --------------
Total increase in net
  assets                      38,304,722      11,625,436      22,697,132         5,574,712          14,667,386        8,681,417
                           -------------   -------------   --------------         --------      --------------   --------------
NET ASSETS:
  Beginning of period         15,000,000      30,000,000      54,000,000               100          10,000,000       10,000,000
                           -------------   -------------   --------------         --------      --------------   --------------
  End of period+            $ 53,304,722      41,625,436      76,697,132         5,574,812          24,667,386       18,681,417
                           -------------   -------------   --------------         --------      --------------   --------------
                           -------------   -------------   --------------         --------      --------------   --------------
+ Includes undistributed
  (distribution in excess
  of) net investment
  income of                 $      4,185           4,017        (226,077)           44,457                  --               --
                           -------------   -------------   --------------         --------      --------------   --------------
                           -------------   -------------   --------------         --------      --------------   --------------

                See accompanying notes to financial statements.

---------
      54

                       STATE FARM VARIABLE PRODUCT TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. OBJECTIVE

The State Farm Variable Product Trust (the "Trust") is an open-end management investment company consisting of six separate investment portfolios (the "Funds"), each of which has a different investment objective. The Funds are offered to separate accounts of State Farm Life Insurance Company and State Farm Life and Accident Assurance Company as funding vehicles for certain variable annuity and life insurance contracts issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company through such separate accounts.

The LARGE CAP EQUITY INDEX FUND (LARGE CAP FUND) seeks to match the performance of the Standard and Poors-Registered Trademark- Composite Index of 500 Stocks (the "S&P 500"). This Fund will pursue its objective by investing primarily on a capitalization-weighted basis in the securities comprising the index.

The SMALL CAP EQUITY INDEX FUND (SMALL CAP FUND) seeks to match the performance of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000"). This Fund will pursue its objective by investing primarily in a diversified portfolio of stocks found in the index.

The INTERNATIONAL EQUITY INDEX FUND (INTERNATIONAL FUND) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index (the "EAFE-Registered Trademark- Free"). This Fund will pursue its objective by investing primarily in a diversified portfolio of stocks found in the index.

The STOCK AND BOND BALANCED FUND (BALANCED FUND) seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing in the Large Cap and Bond Funds.

The BOND FUND (BOND FUND) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in high quality debt securities.

The MONEY MARKET FUND (MONEY MARKET FUND) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments are stated at value. Portfolio securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation, or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of the time of the close of trading on the New York Stock Exchange, (currently 4:00 p.m., New York City time) on each day when the New York Stock Exchange is open, other than those days specifically stated in the Trust's prospectus, except that a Fund need not compute a net asset value on any day

                                                                       55-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued) when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Funds' investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for foreign currency transactions.

The accumulated net realized loss on sales of investments in the Bond Fund at December 31, 1998, amounting to $17,124 is available to offset future taxable gains. If not applied, the capital loss carryover will expire in 2006.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Index Fund                                           .26% of average daily net assets

Small Cap Equity Index Fund                                           .40% of average daily net assets

International Equity Index Fund                                       .55% of average daily net assets

Stock and Bond Balanced Fund                                                                      None

Bond Fund                                                             .50% of average daily net assets

Money Market Fund                                                     .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager will receive investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the

---------
      56

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

Investment advisory and management fees and expenses reimbursed for the period ended December 31, 1998 were as follows:

                                          INVESTMENT
                                           ADVISORY
                                              AND
                                          MANAGEMENT       FEES
FUND                                          FEE       REIMBURSED
----------------------------------------  -----------   -----------

Large Cap Equity Index Fund                 $ 46,527      $     --

Small Cap Equity Index Fund                  118,508        16,690
International Equity Index Fund              325,393       107,042

Stock and Bond Balanced Fund                      --        13,909

Bond Fund                                     51,817            --

Money Market Fund                             39,751        10,516

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to its officers or trustees during the period ended December 31, 1998, except for the following trustees' fees paid to the Trust's independent trustees:

Large Cap Equity Index Fund                         $4,500

Small Cap Equity Index Fund                          4,500

International Equity Index Fund                      4,500

Stock and Bond Balanced Fund                         4,500

Bond Fund                                            4,500

Money Market Fund                                    4,500

The Manager has engaged Barclays Global Fund Advisors (Barclay's) as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

4. INVESTMENT TRANSACTIONS

Investment transactions (exclusive of short-term instruments) for the period ended December 31, 1998 were as follows:

                                                         SALES AT
FUND                                       PURCHASES     PROCEEDS
----------------------------------------  ------------  ----------

Large Cap Equity Index Fund               $ 36,104,771   1,671,512

Small Cap Equity Index Fund                 52,304,379  12,266,263

International Equity Index Fund             68,386,025   3,948,180

Stock and Bond Balanced Fund:

  Large Cap Equity Index Fund                3,275,491     177,057

  Bond Fund                                  2,239,590     122,744

Bond Fund                                   24,106,604   3,284,209

                                                                       57-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. FUTURES CONTRACTS

The Large Cap and Small Cap Funds had the following open futures contracts at December 31, 1998:

                                                                                      UNREALIZED
                                                CONTRACT                EXPIRATION       GAIN
FUND                              TYPE           AMOUNT     POSITION      MONTH        12/31/98
-------------------------  ------------------  -----------  --------   ------------   -----------

Large Cap Equity Index
  Fund                     S&P 500 Index       $11,406,650    Long      March '99       $425,600

Small Cap Equity Index
  Fund                     Russell 2000 Index    1,642,450    Long      March '99         58,550

The aggregate market value of investments pledged to cover margin requirements for the open positions at December 31, 1998 were $11,832,250 and $1,701,000 in the Large Cap and Small Cap Funds, respectively.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets for the period ended December 31, 1998 were in respect of the following number of shares:

                            LARGE CAP      SMALL CAP     INTERNATIONAL     STOCK & BOND                         MONEY
                           EQUITY INDEX   EQUITY INDEX   EQUITY INDEX        BALANCED           BOND           MARKET
                               FUND           FUND           FUND              FUND             FUND            FUND
                           ------------   ------------   -------------   ----------------   -------------   -------------
                              SHARES         SHARES         SHARES            SHARES           SHARES          SHARES
                           ------------   ------------   -------------   ----------------   -------------   -------------

Shares sold                  2,676,195      1,262,394      1,129,477          519,686           1,439,766       8,868,290

Shares issued in
  reinvestment of
  ordinary
  income dividends and
  capital gain
  distributions                 30,183        115,711         80,998              268              66,860         588,046
                           ------------   ------------   -------------         ------       -------------   -------------

                             2,706,378      1,378,105      1,210,475          519,954           1,506,626       9,456,336

Less shares redeemed            43,444         14,861         18,027           31,253              75,763         774,919
                           ------------   ------------   -------------         ------       -------------   -------------

Net increase in shares
  outstanding                2,662,934      1,363,244      1,192,448          488,701           1,430,863       8,681,417
                           ------------   ------------   -------------         ------       -------------   -------------
                           ------------   ------------   -------------         ------       -------------   -------------

---------
      58

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/22/98)                                  $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .12
  Net gain on investments (both realized and
    unrealized)                                       2.80
                                                    ------
  Total from investment operations                    2.92

LESS DISTRIBUTIONS
  Net investment income                               (.12)
                                                    ------
  Total distributions                                 (.12)
                                                    ------
Net asset value, end of period                      $12.80
                                                    ------
                                                    ------
TOTAL RETURN (NOT ANNUALIZED)                        29.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $ 53.3
Ratio of expenses to average net assets               0.32%(a)
Ratio of net investment income to average net
  assets                                              1.55%(a)
Portfolio turnover rate                                  7%

----------

(a)  Determined on an annualized basis.

                                                                       59-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/29/98)                                  $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .27
  Net loss on investments (both realized and
    unrealized)                                       (.46)
                                                    ------
  Total from investment operations                    (.19)
                                                    ------
LESS DISTRIBUTIONS
  Net investment income                               (.09)
  Net realized gain                                   (.18)
                                                    ------
  Total distributions                                 (.27)
                                                    ------
Net asset value, end of period                      $ 9.54
                                                    ------
                                                    ------
Total Return (not annualized)                        (1.89)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $ 41.6
Ratio of expenses to average net assets               0.50%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                  0.55%(a)
Ratio of net investment income to average net
  assets                                              1.11%(a)
Portfolio turnover rate                                 38%

----------

(a)  Determined on an annualized basis.

---------
      60

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/22/98)                                  $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .13
  Net gain on investments (both realized and
    unrealized)                                       1.65
                                                    ------
  Total from investment operations                    1.78
                                                    ------
LESS DISTRIBUTIONS
  Net investment income                               (.15)
                                                    ------
  Total distributions                                 (.15)
                                                    ------
Net asset value, end of period                      $11.63
                                                    ------
                                                    ------
TOTAL RETURN (NOT ANNUALIZED)                        17.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $ 76.7
Ratio of expenses to average net assets               0.75%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                  0.93%(a)
Ratio of net investment income to average net
  assets                                              1.27%(a)
Portfolio turnover rate                                  6%

----------

(a)  Determined on an annualized basis.

                                                                       61-------

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/29/98)                                  $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .14
  Net gain on investments (both realized and
    unrealized)                                       1.32
                                                    ------
  Total from investment operations                    1.46
                                                    ------
LESS DISTRIBUTIONS
  Net investment income                               (.05)
                                                    ------
  Total distributions                                 (.05)
                                                    ------
Net asset value, end of period                      $11.41
                                                    ------
                                                    ------
TOTAL RETURN (NOT ANNUALIZED)                        14.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $  5.6
Ratio of expenses to average net assets               0.00%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                  1.01%(a)
Ratio of net investment income to average net
  assets                                              3.43%(a)
Portfolio turnover rate                                 18%

----------

(a)  Determined on an annualized basis.

---------
      62

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/22/98)                                  $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .49
  Net gain on investments (both realized and
    unrealized)                                        .15
                                                    ------
  Total from investment operations                     .64
                                                    ------
LESS DISTRIBUTIONS
  Net investment income                               (.49)
                                                    ------
  Total distributions                                 (.49)
                                                    ------
Net asset value, end of period                      $10.15
                                                    ------
                                                    ------
TOTAL RETURN (NOT ANNUALIZED)                         6.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $ 24.7
Ratio of expenses to average net assets               0.57%(a)
Ratio of net investment income to average net
  assets                                              5.14%(a)
Portfolio turnover rate                                 26%

----------

(a)  Determined on an annualized basis.

                                                                       63-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                     1998
                                                    ------
Net asset value, beginning of period (inception
  date of 1/29/98)                                  $ 1.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                .05
                                                    ------
  Total from investment operations                     .05
                                                    ------
LESS DISTRIBUTIONS
  Net investment income                               (.05)
                                                    ------
  Total distributions                                 (.05)
                                                    ------
Net asset value, end of period                      $ 1.00
                                                    ------
                                                    ------
TOTAL RETURN (NOT ANNUALIZED)                         4.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                $ 18.7
Ratio of expenses to average net assets               0.43%(a)
Ratio of expenses to average net assets, absent of
  expense limitation                                  0.52%(a)
Ratio of net investment income to average net
  assets                                              5.04%(a)

----------

(a)  Determined on an annualized basis.

---------
      64

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareowners
State Farm Variable Product Trust --
    Large Cap Equity Index Fund
    Small Cap Equity Index Fund
    International Equity Index Fund
    Stock and Bond Balanced Fund
    Bond Fund
    Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Large Cap Equity Index Fund, Small Cap Equity Index Fund, International Equity Index Fund, Stock and Bond Balanced Fund, Bond Fund and Money Market Fund, comprising the State Farm Variable Product Trust as of December 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Variable Product Trust at December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                                 [LOGO]

Chicago, Illinois
January 22, 1999

                                                                       65-------

                 APPENDIX A - DESCRIPTION OF MONEY MARKET SECURITIES

The following information includes a description of certain money market instruments in which a Fund may invest to the extent consistent with its investment objective.

BANK MONEY INSTRUMENTS. These include instruments, such as certificates of deposit and bankers' acceptances. Certificates of deposit are generally short-term, interest bearing negotiable certificates issued by commercial banks of savings and loan associations against funds deposited in the issuing institution. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

A Fund may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and is a member of the Federal Deposit Insurance Corporation, in the case of banks, or the Federal Savings and Loan Insurance Corporation, in the case of savings and loan associations provided that this limitation shall not prohibit investments in foreign branches of banks which meet the foregoing requirements.

GOVERNMENT AGENCY SECURITIES. These include debt securities issued by government-sponsored enterprises, federal agencies or instrumentalities and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve government sponsorship or guarantees. Thus the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

U.S. GOVERNMENT SECURITIES. These include marketable securities issued by the U.S. Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the U.S. government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (including variable amount master demand notes), which refers to short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis in accordance with a stated short-term interest rate benchmark. Since the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Trust values such a note in accordance with the amortized cost basis at the outstanding principal amount of the note.

Also included are nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues with less than one year remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer term issues.

Commercial paper investments at the time of purchase will be rated at least "A" by Standard and Poor's or "Prime" by Moody's, or, if not rated, issued by companies having an outstanding debt issue rated at least "A" by Standard and Poor's or by Moody's. See "Corporate Bond Ratings" in Appendix B.

REPURCHASE AGREEMENTS. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will consist only of U.S. government or government agency securities, certificates of deposit, commercial paper or bankers' acceptances.

Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements are considered to be loans under the Act, with the security subject to repurchase, in effect, serving as "collateral" for the loan. The Trust will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Trust may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
Repurchase agreements will be entered into with primary dealers for periods not to exceed 30 days and only with respect to underlying money market securities in which the Fund may otherwise invest.

Because a repurchase agreement maturing in more than seven days is deemed an illiquid investment, investments in such repurchase agreements and other illiquid assets cannot exceed 10% of the Fund's net assets.

                                 APPENDIX B - RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICES, INC.

AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected not poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which aare rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to relative standing within the major rating categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trends of earnings over a period of ten years;
(7) financial strength of a parent company and the relationships which exist with the issuer, and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                         STATE FARM VARIABLE PRODUCT TRUST
                        PART C OF THE REGISTRATION STATEMENT

ITEM 23.  EXHIBITS

          (a)       Declaration of Trust*

          (b)       Bylaws*

          (c)       N/A

          (d)(1) Investment Advisory and Management Services Contract between Registrant and State Farm Management Investment Corp.**

          (d)(2) Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Barclays Global Fund Advisors**

          (e) Underwriting Agreement between Registrant and State Farm Investment Management Corp.**

          (f)       N/A

          (g)(1) Custodial Agreement between Registrant and The Chase Manhattan Bank***

          (g)(2) Custodial Agreement between Registrant and Barclays Global Investors, N.A.

          (g)(3) Custodial Agreement between Registrant and Investors Bank and Trust Company

          (g)(4) Delegation Agreement between Investors Bank and Trust Company and Registrant

          (h)(1) Participation Agreement between Registrant and State Farm Life Insurance Company Separate Accounts

          (h)(2) Participation Agreement between Registrant and State Farm Life and Accident Assurance Company Separate Accounts

          (h)(3) Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company**

          (i)       Consent of Sutherland, Asbill & Brennan, L.L.P.

          (j)       Consent of Ernst & Young LLP

          (k)       N/A

          (l)       N/A

          (m)       N/A

          (n)       Financial Data Schedules

          (o)       N/A


------------
* Incorporated by reference to the initial Registration Statement on Form N-1A filed on behalf of the Registrant on February 27, 1997 (File Nos. 333-22467, 811-08073).

** Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on behalf of the Registrant on November 25, 1997 (File Nos. 333-22467, 811-08073).

*** Incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed on behalf of Registrant on May 1, 1998 (File Nos. 333-22467, 811-08073)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the Statement of Additional Information under the caption "Management of the Trust - Trustees and Officers" and Additional Information - Shares is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION

     As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated February 21, 1997 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The information in the statement of additional information under the caption "Management of the Trust" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to four other State Farm mutual funds (see item 27 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

     Directors and Officers of State Farm Investment Management Corp.:

     Edward B. Rust, Jr., Director and President*

     Roger S. Joslin, Director, Vice President and Treasurer*

     John J. Killian, Director. Vice President and Controller - State Farm Mutual Automobile Insurance Company, State Farm Fire and Casualty Company, and State Farm General Insurance Company; Underwriter - State Farm Lloyds; Controller - State Farm Lloyds, Inc.; Vice President and Assistant Treasurer - State Farm County Mutual Insurance Company of Texas; Assistant Treasurer - State Farm Indemnity Company; Secretary and

     Assistant Treasurer - State Farm International Services, Inc.; Director - Insurance Placement Services, Inc. (since 1996).

     Kurt G. Moser, Director and Senior Vice President*

     Vincent J. Trosino, Director. Director, Vice Chairman of the Board, Executive Vice President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company; Director and Vice President - State Farm Fire and Casualty Company and State Farm General Insurance Company; Director - State Farm Lloyds, Inc., State Farm International Services, Inc., State Farm Life Insurance Company, State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Assistant Secretary - State Farm Companies Foundation.

     Paul N. Eckley, Senior Vice President*

     David R. Grimes, Assistant Vice President and Secretary  *

     Michael L. Tipsord, Assistant Secretary  *

     Jerel S. Chevalier, Assistant Secretary-Treasurer  *

     John S. Concklin, Vice President*

     Howard Thomas, Assistant Secretary - Treasurer*

     Donald O. Jaynes, Assistant Secretary*

     * See the information contained in the statement of additional information under the caption "Management of the Trust," incorporated herein by reference.


ITEM 27.  PRINCIPAL UNDERWRITERS

State Farm Investment Management Corp. serves as the principal underwriter to the Registrant. Other than the Registrant, State Farm Investment Management Corp. serves as investment adviser and principal underwriter to the following investment companies: State Farm Growth Fund, Inc.; State Farm Balanced Fund, Inc.; State Farm Interim Fund, Inc.; and State Farm Municipal Bond Fund, Inc. The following table contains information concerning each director and officer of State Farm Investment Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal     Positions and Offices         Positions and Offices
Business Address       with Underwriter              with Registrant
------------------------------------------------------------------------------
Edward B. Rust Jr.     Director and President        Trustee and President

Roger S. Joslin        Director, Vice President and  Trustee, Vice President
                       Treasurer                     and Treasurer

John J. Killian        Director                      None

Kurt G. Moser          Director and Senior Vice      Vice President
                       President

Vincent J. Trosino     Director                      None

Paul N. Eckley         Senior Vice President         Vice President

David R. Grimes        Assistant Vice President and  Assistant Vice President
                       Secretary                     and Secretary

Michael L. Tipsord     Assistant Secretary           Assistant Secretary

Jerel S. Chevalier     Assistant Secretary-          Assistant Secretary-
                       Treasurer                     Treasurer




                      Net
    Name of       Underwriting   Compensation
   Principal     Discounts and   on Redemption     Brokerage         Other
  Underwriter     Commissions   and Repurchase    Commissions     Compensation
-------------------------------------------------------------------------------
State Farm            N/A             N/A             N/A             N/A
Investment
Management
Corp.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     (a)  Registrant

     (b)  State Farm Investment Management Corp.
          One State Farm Plaza
          Bloomington, Illinois  61710-0001

     (c)  Barclays Global Investors
          45 Fremont Street
          San Francisco, California  94105

     (d)  Investors Bank and Trust Company
          200 Clarendon Street
          Boston, Massachusetts  02116

     (e)  Chase Manhattan Trust Company of Illinois
          c/o Chase Manhattan Bank
          North American Insurance Securities Services
          3 Chase MetroTech Center, 6th Floor
          Brooklyn, New York 11245


ITEM 29.  MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.


ITEM 30.  UNDERTAKINGS

     The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

     The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington, and state of Illinois on the 25th day of February 1999.

                                        STATE FARM VARIABLE PRODUCT TRUST



                                        By: /s/ Edward B. Rust, Jr.
                                            ------------------------------------
                                            Edward B. Rust, Jr.
                                            President

     Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                        Title                      Date
        ---------                        -----                      ----

/s/ Edward B. Rust , Jr.      Trustee, President and Chief
-------------------------     Executive Officer (principal
Edward B. Rust, Jr.           executive officer)


/s/ Roger S. Joslin           Trustee, Vice President, and
-------------------------     Treasurer (principal financial
Roger S. Joslin               and accounting officer)

/s/ Davis U. Merwin           Trustee                          February 25, 1999
-------------------------                                      -----------------
Davis U. Merwin

/s/ James A. Shirk            Trustee
-------------------------
James A. Shirk
Trustee

/s/ Albert H. Hoopes          Trustee
-------------------------
Albert H. Hoopes

/s/ Thomas M. Mengler         Trustee
-------------------------
Thomas M. Mengler

                                 EXHIBIT INDEX
                                 -------------


   N-1A ITEM 23 EXHIBIT LETTER                     DESCRIPTION
 (g)(2)                          Custodial Agreement between Registrant and
                                 Barclays Global Investors, N.A.

 (g)(3)                          Custodial Agreement between Registrant and
                                 Investors Bank and Trust Company

 (g)(4) Delegation Agreement between Investors Bank and Trust Company and Registrant

 (h)(1)                          Participation Agreement between Registrant and
                                 State Farm Life Insurance Company Separate
                                 Accounts

 (h)(2)                          Participation Agreement between Registrant and
                                 State Farm Life and Accident Assurance Company
                                 Separate Accounts

 (i)                             Consent of Sutherland, Asbill & Brennan, L.L.P.

 (j)                             Consent of Ernst & Young LLP

 (n)                             Financial Data Schedules